Registration Statement No. 333-65926
811-09411

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103-3415
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Vintage 3 Variable Annuity Prospectus:

The Travelers Separate Account Nine For Variable Annuities
The Travelers Separate Account Ten For Variable Annuities

This prospectus describes Travelers Vintage 3 Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium (“Purchase Payments”) accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value be fore the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Smith Barney Investment Series
AllianceBernstein Growth and Income Portfolio —Class B(1)	Smith Barney Large Cap Core Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(2)	Smith Barney Premier Selections All Cap Growth Portfolio
American Funds Insurance Series	Smith Barney Multiple Discipline Trust
Global Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — All Cap Growth and Value
Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Growth-Income Fund — Class 2 Shares	Multiple Discipline Portfolio — Global All Cap Growth and Value
Franklin Templeton Variable Insurance Products Trust	Multiple Discipline Portfolio — Large Cap Growth and Value
Franklin Small Cap Fund — Class 2 Shares	The Travelers Series Trust
Mutual Shares Securities Fund — Class 2 Shares	Equity Income Portfolio
Templeton Developing Markets Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Appreciation Portfolio	MFS Research Portfolio
Diversified Strategic Income Portfolio	Pioneer Fund Portfolio(6)
Equity Index Portfolio — Class II Shares	Travelers Series Fund Inc.
Fundamental Value Portfolio	AIM Capital Appreciation Portfolio
Janus Aspen Series	Alliance Growth Portfolio
Mid Cap Growth Portfolio — Service Shares(3)	MFS Total Return Portfolio
Lazard Retirement Series, Inc.	Smith Barney Aggressive Growth Portfolio
Lazard Retirement Small Cap Portfolio	Smith Barney High Income Portfolio
Lord Abbett Series Fund, Inc.	Smith Barney Large Capitalization Growth Portfolio
Growth and Income Portfolio	Smith Barney Mid Cap Core Portfolio
Mid-Cap Value Portfolio	Smith Barney Money Market Portfolio
PIMCO Variable Insurance Trust	Travelers Managed Income Portfolio
Real Return Portfolio — Administrative Class	Van Kampen Enterprise Portfolio
Total Return Portfolio — Administrative Class	Van Kampen Life Investment Trust
Putnam Variable Trust	Emerging Growth Portfolio Class I Shares
Putnam VT International Equity Fund — Class IB Shares(4)	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund — Class IB Shares	Smith Barney Small Cap Growth Opportunities Portfolio
Salomon Brothers Variable Series Funds Inc.	Variable Insurance Products Fund II
All Cap Fund — Class I(5)	Contrafund® Portfolio — Service Class
Investors Fund — Class I	Variable Insurance Products Fund III
Small Cap Growth Fund — Class I	Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(4)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(5)	Formerly Capital Fund — Class I
(3)	Formerly Aggressive Growth Portfolio — Service Shares	(6)	Formerly Utilities Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	Variable Annuity	33
Fee Table	7	Fixed Annuity	34
Condensed Financial Information	13	Payment Options	34
The Annuity Contract	13	Election of Options	34
Contract Owner Inquiries	13	Annuity Options	34
Purchase Payments	14	Variable Liquidity Benefit	35
Accumulation Units	14	Miscellaneous Contract Provisions	35
The Variable Funding Options	14	Right to Return	35
The Fixed Account	20	Termination	35
Charges and Deductions	20	Required Reports	35
General	20	Suspension of Payments	36
Withdrawal Charge	21	The Separate Accounts	36
Free Withdrawal Allowance	21	Performance Information	36
Transfer Charge	21	Federal Tax Considerations	37
Administrative Charges	21	Non-Resident Aliens	37
Mortality and Expense Risk Charge	22	General Taxation of Annuities	37
GMWB Charge	22	Types of Contracts: Qualified or Nonqualified	37
E.S.P. Charge	22	Nonqualified Annuity Contracts	38
Variable Liquidity Benefit Charge	22	Puerto Rico Tax Considerations	38
Variable Funding Option Expenses	22	Qualified Annuity Contracts	38
Premium Tax	22	Penalty Tax for Premature Distribution	39
Changes in Taxes Based Upon Premium		Diversification Requirements for Variable
or Value	23	Annuities	39
Transfers	23	Ownership of the Investments	39
Dollar Cost Averaging	24	Mandatory Distributions for Qualified Plans	39
Access to Your Money	25	Taxation of Death Benefit Proceeds	39
Guaranteed Minimum Withdrawal Benefit	25	Other Information	40
Systematic Withdrawals	26	The Insurance Companies	40
Loans	27	The Travelers Insurance Company	40
Ownership Provisions	27	The Travelers Life and Annuity Company	40
Types of Ownership	27	Financial Statements	40
Contract Owner	27	Distribution of Variable Annuity Contracts	40
Beneficiary	27	Conformity with State and Federal Laws	40
Annuitant	27	Voting Rights	40
Contingent Annuitant	28	Legal Proceedings and Opinions	41
Death Benefit	28	Appendix A: Condensed Financial Information
Death Proceeds Before the Maturity Date	28	for Travelers Insurance Company: Separate
E.S.P.	29	Account Nine	A-1
Payment of Proceeds	30	Appendix B: Condensed Financial Information
Spousal Contract Continuation	31	for Travelers Life and Annuity Company:
Beneficiary Contract Continuance	32	Separate Account Ten	B-1
Planned Death Benefit	32	Appendix C: The Fixed Account	C-1
Death Proceeds After the Maturity Date	32	Appendix D: Contents of the Statement of
The Annuity Period	33	Additional Information	D-1
Maturity Date	33
Allocation of Annuity	33

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Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

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Summary:
Travelers Vintage 3 Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities (“Separate Account Ten”). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes

4

on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

5

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full.
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FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.)

Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years		0%

Transfer Charge	$10 on transfers that exceed 12 per year

(We do not currently assess this charge.)

Contract Administrative Charge

Annual Contract Administrative Charge	$30
(waived if Contract Value is $40,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge (“M&E”) of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge	1.70%
Administrative Expense Charge	0.15%
Total with No Optional Features Selected	1.85%
Total with E.S.P. only selected	2.05%
Total with GMWB only selected	2.85%
Total with E.S.P. and GMWB selected	3.05%
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Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	119.99%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (after expense reimbursement)	12b-1 Fees	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(1)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(1)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(2)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(1)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(3)
Diversified Strategic Income Portfolio	0.65%	—	0.22%	0.87%(3)
Equity Index Portfolio — Class II Shares*	0.26%	0.25%	0.05%	0.56%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(3)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(7)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(7)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(8)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(9)
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Funding Options:	Management Fee (after expense reimbursement)	12b-1 Fees	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)#

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(10)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value*	0.75%	0.25%	—	21.24%(11)
Multiple Discipline Portfolio — Balanced All Cap Growth and Value*	0.75%	0.25%	—	23.28%(11)
Multiple Discipline Portfolio — Global All Cap Growth and Value*	0.75%	0.25%	—	52.11%(11)
Multiple Discipline Portfolio — Large Cap Growth and Value*	0.75%	0.25%	—	119.99%(11)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(12)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(13)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(14)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(3)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(15)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(16)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(19)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(19)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(19)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(17)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(19)
Smith Barney International All Cap Growth Portfolio†	0.90%	—	0.10%	1.00%(18)
Smith Barney Large Cap Value Portfolio†	0.65%	—	0.03%	0.68%(19)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(19)
Van Kampen Enterprise Portfolio	0.70%	—	0.06%	0.76%(19)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	0.70%	—	0.08%	0.78%
9

Funding Options:	Management Fee (after expense reimbursement)	12b-1 Fees	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)#

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class*	0.58%	0.10%	0.10%	0.78%(20)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(21)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	The Fund’s Class 2 distribution plan or “Rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(2)	The Fund’s Class 2 distribution plan or “Rule 12b-1 plan” is described in the Fund’s prospectus.

(3)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(4)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%. Rate shown reflects the blended rate of 0.20% plus 0.06% in Administration fees.

(5)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

(6)	The Fund maintains a voluntary expense cap of 1.25%.

(7)	The Lord Abbett Series Fund Growth and Income and Mid-Cap Value Portfolios have each established non-12b-1 service fee arrangements which are reflected under “Other Expenses”. The information in the chart above has been restated to reflect estimated expenses for 2003. For the year 2003, Lord, Abbett & Co. LLC (Lord Abbett) has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate of 0.40% of its average daily net assets. For the year 2002, Lord Abbett contractually reimbursed a portion of the Mid-Cap Value Portfolio’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate of 0.35% of its average daily net assets. For the year 2002 the “Total Expenses Before Reimbursement” and “Total Expenses After Reimbursement” for the Mid-Cap Value Portfolio would have been 1.16% % and 1.10%, respect ively.

(8)	“Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class’ pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(9)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(10)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(11)	The manager has agreed to waive all of it’s fees for the period ended December 31, 2002. The Funds have a voluntary expense cap of 1.00%, so after reductions the Total Annual Operating Expense for each fund would be 1.00%.

(12)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(13)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(14)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(15)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(16)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

(17)	Fund has a voluntary expense cap of 1.00%.

(18)	Fund has a voluntary expense cap of 1.50%.

10

(19)	Fund has a voluntary expense cap of 1.25%.

(20)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class were 0.74%.

(21)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.05%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	995	1596	2015	4142	395	1196	2015	4142
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	1002	1619	2052	4209	402	1219	2052	4209
AllianceBernstein Premier Growth Portfolio — Class B	1040	1727	2226	4521	440	1327	2226	4521
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1005	1628	2066	4234	405	1228	2066	4234
Growth Fund — Class 2 Shares	975	1539	1922	3970	375	1139	1922	3970
Growth-Income Fund — Class 2 Shares	970	1524	1899	3927	370	1124	1899	3927
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	1018	1665	2126	4342	418	1265	2126	4342
Mutual Shares Securities Fund — Class 2 Shares	1015	1656	2112	4317	415	1256	2112	4317
Templeton Developing Markets Securities Fund — Class 2 Shares	1091	1873	2458	4927	491	1473	2458	4927
Templeton Foreign Securities Fund — Class 2 Shares	1024	1682	2153	4392	424	1282	2153	4392
Greenwich Street Series Fund
Appreciation Portfolio	987	1573	1978	4074	387	1173	1978	4074
Diversified Strategic Income Portfolio	996	1602	2025	4159	396	1202	2025	4159
Equity Index Portfolio — Class II Shares	971	1527	1904	3936	371	1127	1904	3936
Fundamental Value Portfolio	988	1576	1983	4082	388	1176	1983	4082
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares	1001	1616	2048	4201	401	1216	2048	4201
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1051	1758	2276	4609	451	1358	2276	4609
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1005	1628	2066	4234	405	1228	2066	4234
Mid-Cap Value Portfolio	1024	1682	2153	4392	424	1282	2153	4392
11

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	977	1545	1932	3988	377	1145	1932	3988
Total Return Portfolio — Administrative Class	976	1542	1927	3979	376	1142	1927	3979
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1089	1868	2449	4912	489	1468	2449	4912
Putnam VT International Equity Fund — Class IB Shares	1033	1708	2194	4465	433	1308	2194	4465
Putnam VT Small Cap Value Fund — Class IB Shares	1026	1688	2162	4408	426	1288	2162	4408
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	1006	1631	2071	4243	406	1231	2071	4243
Investors Fund — Class I	991	1585	1997	4108	391	1185	1997	4108
Small Cap Growth Fund — Class I	1039	1725	2221	4513	439	1325	2221	4513
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	1002	1619	2052	4209	402	1219	2052	4209
Smith Barney Premier Selections All Cap Growth Portfolio	1020	1671	2135	4359	420	1271	2135	4359
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value	2797	5799	7483	1004(2)	2197	5399	7483	1004(2)
Multiple Discipline Portfolio — Balanced All Cap Growth and Value	2954	6061	7707	1002(5)	2354	5661	7707	1002(5)
Multiple Discipline Portfolio — Global All Cap Growth and Value	4734	7619	7985	8229	4134	7219	7985	8229
Multiple Discipline Portfolio — Large Cap Growth and Value*	*	*	*	*	10500*	*	*	*
The Travelers Series Trust
Equity Income Portfolio	994	1593	2011	4133	394	1193	2011	4133
Large Cap Portfolio	995	1596	2015	4142	395	1196	2015	4142
Lazard International Stock Portfolio	1015	1656	2112	4317	415	1256	2112	4317
MFS Emerging Growth Portfolio	998	1608	2034	4175	398	1208	2034	4175
MFS Research Portfolio	1003	1622	2057	4217	403	1222	2057	4217
Pioneer Fund Portfolio	1009	1639	2085	4268	409	1239	2085	4268
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	995	1596	2015	4142	395	1196	2015	4142
Alliance Growth Portfolio	993	1591	2006	4125	393	1191	2006	4125
MFS Total Return Portfolio	993	1591	2006	4125	393	1191	2006	4125
Smith Barney Aggressive Growth Portfolio	993	1591	2006	4125	393	1191	2006	4125
Smith Barney High Income Portfolio	979	1550	1941	4005	379	1150	1941	4005
Smith Barney International All Cap Growth Portfolio†	1009	1639	2085	4268	409	1239	2085	4268
Smith Barney Large Cap Value Portfolio†	978	1547	1936	3996	378	1147	1936	3996
Smith Barney Large Capitalization Growth Portfolio	990	1582	1992	4099	390	1182	1992	4099
Smith Barney Mid Cap Core Portfolio	999	1611	2039	4184	399	1211	2039	4184
Smith Barney Money Market Portfolio	952	1472	1814	3769	352	1072	1814	3769
Travelers Managed Income Portfolio	979	1550	1941	4005	379	1150	1941	4005
Van Kampen Enterprise Portfolio	986	1570	1974	4065	386	1170	1974	4065
12

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	988	1576	1983	4082	388	1176	1983	4082
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	999	1611	2039	4184	399	1211	2039	4184
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	988	1576	1983	4082	388	1176	1983	4082
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	1004	1625	2062	4226	404	1225	2062	4226

______________

†	Closed to new investors.

*	The portfolios of the Smith Barney Multiple Discipline Fund were established on September 23, 2002. The expense examples above are based on Fund expenses before reimbursement or waiver, which expenses reflect only 3 months of Fund activity. Using this before-reimbursement figure for the Large Cap Growth and Value Portfolio, there would be no account value after Contract Year one, therefore there is no amount upon which to calculate expenses in years 3, 5 and 10. Please refer to the footnotes to the Variable Funding Option Expenses Table above for the Fund expenses after voluntary reimbursement and waiver.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage 3 Variable Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the “Maturity Date.” The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

13

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

14

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P.(“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co.(“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	Seeks high current income. The Fund normally invests in fixed income securities.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.

15

Funding Option	Investment Objective	Investment Adviser/Subadviser

Greenwich Street Series Fund (continued)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital Management LLC (“Janus Capital”)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam

16

Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities within all market capitalization ranges. The Fund consists of two segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals.	SBFM
Multiple Discipline Portfolio — Balanced All Cap Growth and Value	Seeks long-term growth of capital balanced principal preservation. The Fund normally invests in equity and fixed-income growth securities. The Fund consists of three segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment invests in short and intermediate term U.S. government securities with an average maturity of 7 years.	SBFM

17

Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney Multiple Discipline Trust (continued)
Multiple Discipline Portfolio — Global All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities. The Fund consists of four segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies. The Mid/Small Cap Growth segment invests in small and medium sized companies with strong fundamentals and earnings growth potential. The International/ADR segment seeks to build long-term well-diversified portfolios with exceptional risk/reward characteristics.	SBFM
Multiple Discipline Portfolio — Large Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations. The Fund consists of two segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Travelers Series Fund Inc. (continued)
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio†	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of growth companies.	TIA Subadviser: Van Kampen Asset Management Inc. (“Van Kampen”)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

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FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts, the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Initial Purchase Payment		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if a lifetime annuity payout has begun
    under the Managed Distribution Program
    if you elect Annuity Payments for a fixed period of at least five years, or if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval)

Free Withdrawal Allowance

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender

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your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun, or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon

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death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:
        the total dollar amount being transferred
        the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

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There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding opti ons in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

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ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”))

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the

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current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)

Values As Of Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000– (5,000 ×10,000/85,000

Change in value due to withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and
    We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

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Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

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Contingent Annuitant

You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds Before the Maturity Date

Annual Step-Up Death Benefit

The death benefit will be the greatest of:	the Contract Value on the Death Report Date
the total Purchase Payments made under this Contract less the total amount of any withdrawals not previously deducted; or
the Step-Up Value, if any, as described below

Step-Up Value A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

Partial Surrender Reduction If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

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For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

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Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a non-natural entity/trust)	The beneficiary (ies), or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner/Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

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*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability – does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

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Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

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THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life, (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

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Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the

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secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 – Other Annuity Options – We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Payments for Fixed Period Option without Life Contingency variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract

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Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

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Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax-deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other

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qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult w ith a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

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Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

39

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

40

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

41

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.85% = (Standard Death Benefit without E.S.P.) and the variable charge of 2.05% = (Standard Death Benefit with E.S.P.)

1.70 M&E, 0.15 Adm = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.782	12,403
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (6/02)	2002	1.000	0.786	70,619

Premier Growth Portfolio — Class B (5/02)	2002	1.183	0.803	4,743
	2001	1.000	1.183	—

American Funds Insurance Series
Global Growth Fund — Class 2 (2/02)	2002	1.188	0.995	108,035
	2001	1.000	1.188	—

Growth Fund — Class 2 (12/01)	2002	1.238	0.918	519,111
	2001	1.000	1.238	5,663

Growth-Income Fund — Class 2 (12/01)	2002	1.143	0.916	825,826
	2001	1.000	1.143	6,095

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (5/02)	2002	1.228	0.859	73,361
	2001	1.000	1.228	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	112,568

Templeton Foreign Securities Fund — Class 2 (5/02)	2002	1.134	0.907	136,180
	2001	1.000	1.134	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.137	0.920	523,480
	2001	1.000	1.137	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Diversified Strategic Income Portfolio (3/02)	2002	1.012	1.041	144,253
	2001	1.000	1.012	—

Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.870	208,514
	2001	1.000	1.141	—

Fundamental Value Portfolio (2/02)	2002	1.173	0.906	528,533
	2001	1.000	1.173	—

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (4/02)	2002	1.158	0.817	43,642
	2001	1.000	1.158	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.003	1.074	3,411,930
	2001	1.000	1.003	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.138	0.919	63,610
	2001	1.000	1.138	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.221	0.980	182,271
	2001	1.000	1.221	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.853	39,946
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.829	482,311
	2001	1.000	1.127	6,229

Investors Fund — Class I (2/02)	2002	1.134	0.856	316,814
	2001	1.000	1.134	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.805	20,161
	2001	1.000	1.255	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (9/02)	2002	1.128	0.819	13,026
	2001	1.000	1.128	—

Smith Barney Premier Selections All Cap Growth Portfolio (4/02)	2002	1.198	0.861	24,619
	2001	1.000	1.198	—

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	228,011

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	367,255

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	27,934

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	43,322

The Travelers Series Trust
Equity Income Portfolio (5/02)	2002	1.130	0.955	132,792
	2001	1.000	1.130	—

Large Cap Portfolio (6/02)	2002	1.138	0.862	71,115
	2001	1.000	1.138	—

MFS Emerging Growth Portfolio (8/02)	2002	1.219	0.787	33,294
	2001	1.000	1.219	—

MFS Research Portfolio (8/02)	2002	1.151	0.846	27,272
	2001	1.000	1.151	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.901	89,349
	2001	1.000	1.206	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund (continued)

Alliance Growth Portfolio (4/02)	2002	1.148	0.749	83,170
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.081	1.005	458,806
	2001	1.000	1.081	—

Smith Barney Aggressive Growth Portfolio (12/01)	2002	1.213	0.802	741,620
	2001	1.000	1.213	5,724

Smith Barney High Income Portfolio (3/02)	2002	1.037	0.985	201,900
	2001	1.000	1.037	—

Smith Barney International All Cap Growth Portfolio (8/02)	2002	1.169	0.853	11,018
	2001	1.000	1.169	—
Smith Barney Large Cap Value Portfolio (2/02)	2002	1.101	0.806	170,168
	2001	1.000	1.101	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	1.181	0.872	384,417
	2001	1.000	1.181	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.233	0.979	270,753
	2001	1.000	1.233	—

Smith Barney Money Market Portfolio (4/02)	2002	1.000	0.995	2,395,570
	2001	1.000	1.000	—

Travelers Managed Income Portfolio (3/02)	2002	0.981	0.984	483,229
	2001	1.000	0.981	—

Van Kampen Enterprise Portfolio (1/00)	2002	1.194	0.828	—
	2001	1.000	1.194	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/02)	2002	1.134	0.752	28,027
	2001	1.000	1.134	—
	2001	1.000	1.215	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (5/02)	2002	1.119	0.995	157,173
	2001	1.000	1.119	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.854	289,347

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.780	—
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (6/02)	2002	1.000	0.785	—

Premier Growth Portfolio — Class B (5/02)	2002	1.182	0.801	—
	2001	1.000	1.182	—

American Funds Insurance Series
Global Growth Fund — Class 2 (2/02)	2002	1.187	0.993	—
	2001	1.000	1.187	—

Growth Fund — Class 2 (12/01)	2002	1.237	0.916	—
	2001	1.000	1.237	—

Growth-Income Fund — Class 2 (12/01)	2002	1.143	0.914	—
	2001	1.000	1.143	—

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (5/02)	2002	1.227	0.857	—
	2001	1.000	1.227	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	—

Templeton Foreign Securities Fund — Class 2 (5/02)	2002	1.134	0.904	—
	2001	1.000	1.134	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.136	0.918	—
	2001	1.000	1.136	—

Diversified Strategic Income Portfolio (3/02)	2002	1.011	1.039	—
	2001	1.000	1.011	—

Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.867	—
	2001	1.000	1.141	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (2/02)	2002	1.172	0.904	—
	2001	1.000	1.172	—

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (4/02)	2002	1.158	0.815	—
	2001	1.000	1.158	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.002	1.071	—
	2001	1.000	1.002	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.137	0.917	—
	2001	1.000	1.137	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.220	0.977	—
	2001	1.000	1.220	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.850	—
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.827	—
	2001	1.000	1.127	—

Investors Fund — Class I (2/02)	2002	1.133	0.854	—
	2001	1.000	1.133	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.802	—
	2001	1.000	1.255	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (9/02)	2002	1.127	0.817	—
	2001	1.000	1.127	—

Smith Barney Premier Selections All Cap Growth Portfolio (4/02)	2002	1.197	0.859	—
	2001	1.000	1.197	—
Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	—

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	—

The Travelers Series Trust
Equity Income Portfolio (5/02)	2002	1.129	0.952	—
	2001	1.000	1.129	—

Large Cap Portfolio (6/02)	2002	1.137	0.860	—
	2001	1.000	1.137	—

MFS Emerging Growth Portfolio (8/02)	2002	1.218	0.785	—
	2001	1.000	1.218	—

MFS Research Portfolio (8/02)	2002	1.151	0.844	—
	2001	1.000	1.151	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.899	—
	2001	1.000	1.206	—

Alliance Growth Portfolio (4/02)	2002	1.148	0.747	—
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.080	1.002	—
	2001	1.000	1.080	—

Smith Barney Aggressive Growth Portfolio (12/01)	2002	1.212	0.800	—
	2001	1.000	1.212	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (3/02)	2002	1.037	0.983	—
	2001	1.000	1.037	—

Smith Barney International All Cap Growth Portfolio (8/02)	2002	1.168	0.850	—
	2001	1.000	1.168	—

Smith Barney Large Cap Value Portfolio (2/02)	2002	1.101	0.804	—
	2001	1.000	1.101	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	1.181	0.870	—
	2001	1.000	1.181	—
Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.232	0.976	—
	2001	1.000	1.232	—

Smith Barney Money Market Portfolio (4/02)	2002	1.000	0.992	—
	2001	1.000	1.000	—

Travelers Managed Income Portfolio (3/02)	2002	0.980	0.981	—
	2001	1.000	0.980	—

Van Kampen Enterprise Portfolio (1/00)	2002	1.193	0.826	—
	2001	1.000	1.193	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/02)	2002	1.134	0.750	—
	2001	1.000	1.134	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/02)	2002	1.215	0.885	—
	2001	1.000	1.215	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (5/02)	2002	1.118	0.992	—
	2001	1.000	1.118	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.853	—

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.85% = (Standard Death Benefit without E.S.P.) and the variable charge of 2.05% = (Standard Death Benefit with E.S.P.)

1.70 M&E, 0.15 Adm = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (11/01)	2002	1.142	0.782	326,594
	2001	1.000	1.142	72,644

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.786	442,063

Premier Growth Portfolio — Class B (11/01)	2002	1.183	0.803	440,010
	2001	1.000	1.183	25,673

American Funds Insurance Series
Global Growth Fund — Class 2 (10/01)	2002	1.188	0.995	579,448
	2001	1.000	1.188	53,009

Growth Fund — Class 2 (10/01)	2002	1.238	0.918	2,672,503
	2001	1.000	1.238	328,550

Growth-Income Fund — Class 2 (10/01)	2002	1.143	0.916	3,517,428
	2001	1.000	1.143	483,056

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (10/01)	2002	1.228	0.859	479,572
	2001	1.000	1.228	19,240

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	719,789

Templeton Foreign Securities Fund — Class 2 (11/01)	2002	1.134	0.907	589,742
	2001	1.000	1.134	29,133

Greenwich Street Series Fund
Appreciation Portfolio (11/01)	2002	1.137	0.920	1,845,981
	2001	1.000	1.137	203,714

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Diversified Strategic Income Portfolio (10/01)	2002	1.012	1.041	662,115
	2001	1.000	1.012	523,138

Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.870	903,725
	2001	1.000	1.141	46,322

Fundamental Value Portfolio (10/01)	2002	1.173	0.906	3,156,979
	2001	1.000	1.173	387,824

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (11/01)	2002	1.158	0.817	125,487
	2001	1.000	1.158	17,376

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.003	1.074	8,698,076
	2001	1.000	1.003	284,980

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.138	0.919	285,369
	2001	1.000	1.138	52,475

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.221	0.980	712,422
	2001	1.000	1.221	16,781

Putnam VT Voyager II Fund — Class IB Shares (12/01)	2002	1.233	0.853	126,575
	2001	1.000	1.233	19,152

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/01)	2002	1.127	0.829	1,972,141
	2001	1.000	1.127	277,708

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (10/01)	2002	1.134	0.856	806,373
	2001	1.000	1.134	76,156

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.805	354,038
	2001	1.000	1.255	3,283
Smith Barney Premier Selections All Cap Growth Portfolio (12/01)	2002	1.198	0.861	536,721
	2001	1.000	1.198	1,868

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	964,512

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	849,098

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	74,562

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	54,967

The Travelers Series Trust
Equity Income Portfolio (11/01)	2002	1.130	0.955	718,818
	2001	1.000	1.130	27,813

Large Cap Portfolio (10/01)	2002	1.138	0.862	226,191
	2001	1.000	1.138	36,628

MFS Emerging Growth Portfolio (11/01)	2002	1.219	0.787	179,610
	2001	1.000	1.219	4,324

MFS Research Portfolio (12/01)	2002	1.151	0.846	159,360
	2001	1.000	1.151	614

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.901	82,566
	2001	1.000	1.206	3,553

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Alliance Growth Portfolio (11/01)	2002	1.148	0.749	654,693
	2001	1.000	1.148	122,403

MFS Total Return Portfolio (10/01)	2002	1.081	1.005	4,154,038
	2001	1.000	1.081	348,528

Smith Barney Aggressive Growth Portfolio (10/01)	2002	1.213	0.802	3,744,111
	2001	1.000	1.213	395,035

Smith Barney High Income Portfolio (10/01)	2002	1.037	0.985	807,357
	2001	1.000	1.037	54,303

Smith Barney International All Cap Growth Portfolio (11/01)	2002	1.169	0.853	2,340,496
	2001	1.000	1.169	—
Smith Barney Large Cap Value Portfolio (11/01)	2002	1.101	0.806	1,102,306
	2001	1.000	1.101	140,595

Smith Barney Large Capitalization Growth Portfolio (10/01)	2002	1.181	0.872	959,386
	2001	1.000	1.181	220,733

Smith Barney Mid Cap Core Portfolio (10/01)	2002	1.233	0.979	736,476
	2001	1.000	1.233	106,957

Smith Barney Money Market Portfolio (10/01)	2002	1.000	0.995	8,019,286
	2001	1.000	1.000	4,696,068

Travelers Managed Income Portfolio (10/01)	2002	0.981	0.984	2,197,709
	2001	1.000	0.981	86,039

Van Kampen Enterprise Portfolio (11/01)	2002	1.194	0.828	50,164
	2001	1.000	1.194	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (10/01)	2002	1.134	0.752	217,610
	2001	1.000	1.134	81,986

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (11/01)	2002	1.215	0.887	191,027

	2001	1.000	1.215	20,517

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (10/01)	2002	1.119	0.995	494,365
	2001	1.000	1.119	61,062

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.854	558,775

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (11/01)	2002	1.142	0.780	360,945
	2001	1.000	1.142	71,942

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.785	102,137

Premier Growth Portfolio — Class B (11/01)	2002	1.182	0.801	422,138
	2001	1.000	1.182	170,836

American Funds Insurance Series
Global Growth Fund — Class 2 (10/01)	2002	1.187	0.993	1,010,551
	2001	1.000	1.187	198,467

Growth Fund — Class 2 (10/01)	2002	1.237	0.916	1,878,262
	2001	1.000	1.237	983,277

Growth-Income Fund — Class 2 (10/01)	2002	1.143	0.914	3,413,144
	2001	1.000	1.143	514,638

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (10/01)	2002	1.227	0.857	175,953
	2001	1.000	1.227	1,300

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	111,997

Templeton Foreign Securities Fund — Class 2 (11/01)	2002	1.134	0.904	319,815
	2001	1.000	1.134	47,591

Greenwich Street Series Fund
Appreciation Portfolio (11/01)	2002	1.136	0.918	996,324
	2001	1.000	1.136	237,326

Diversified Strategic Income Portfolio (10/01)	2002	1.011	1.039	308,520
	2001	1.000	1.011	32,007

Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.867	162,856
	2001	1.000	1.141	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (10/01)	2002	1.172	0.904	1,831,590
	2001	1.000	1.172	423,086

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (11/01)	2002	1.158	0.815	38,099
	2001	1.000	1.158	28,104

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.002	1.071	4,649,600
	2001	1.000	1.002	359,558

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.137	0.917	209,372
	2001	1.000	1.137	4,558

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.220	0.977	286,310
	2001	1.000	1.220	98,292

Putnam VT Voyager II Fund — Class IB Shares (12/01)	2002	1.233	0.850	67,678
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/01)	2002	1.127	0.827	838,091
	2001	1.000	1.127	74,887

Investors Fund — Class I (10/01)	2002	1.133	0.854	526,307
	2001	1.000	1.133	14,994

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.802	244,170
	2001	1.000	1.255	22,533

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (10/01)	2002	1.127	0.817	40,123
	2001	1.000	1.127	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (12/01)	2002	1.197	0.859	85,309
	2001	1.000	1.197	917
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	156,519

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	220,092

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	155,053

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	13,418

The Travelers Series Trust
Equity Income Portfolio (11/01)	2002	1.129	0.952	397,607
	2001	1.000	1.129	10,873

Large Cap Portfolio (10/01)	2002	1.137	0.860	95,934
	2001	1.000	1.137	8,222

MFS Emerging Growth Portfolio (11/01)	2002	1.218	0.785	322,036
	2001	1.000	1.218	25,458

MFS Research Portfolio (12/01)	2002	1.151	0.844	226,138
	2001	1.000	1.151	20,414

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.899	99,352
	2001	1.000	1.206	12,840

Alliance Growth Portfolio (11/01)	2002	1.148	0.747	286,272
	2001	1.000	1.148	85,438

MFS Total Return Portfolio (10/01)	2002	1.080	1.002	2,625,598
	2001	1.000	1.080	476,441

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund (continued)
Smith Barney Aggressive Growth Portfolio (10/01)	2002	1.212	0.800	2,025,793
	2001	1.000	1.212	522,726

Smith Barney High Income Portfolio (10/01)	2002	1.037	0.983	446,090
	2001	1.000	1.037	29,916

Smith Barney International All Cap Growth Portfolio (11/01)	2002	1.168	0.850	6,583
	2001	1.000	1.168	1,076

Smith Barney Large Cap Value Portfolio (11/01)	2002	1.101	0.804	435,549
	2001	1.000	1.101	171,941
Smith Barney Large Capitalization Growth Portfolio (10/01)	2002	1.181	0.870	518,804
	2001	1.000	1.181	61,317

Smith Barney Mid Cap Core Portfolio (10/01)	2002	1.232	0.976	485,483
	2001	1.000	1.232	97,391

Smith Barney Money Market Portfolio (10/01)	2002	1.000	0.992	1,669,540
	2001	1.000	1.000	207,523

Travelers Managed Income Portfolio (10/01)	2002	0.980	0.981	969,658
	2001	1.000	0.980	126,164

Van Kampen Enterprise Portfolio (11/01)	2002	1.193	0.826	105,425
	2001	1.000	1.193	46,933

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (10/01)	2002	1.134	0.750	156,956
	2001	1.000	1.134	69,805

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (11/01)	2002	1.215	0.885	77,835
	2001	1.000	1.215	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, 0.20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (10/01)	2002	1.118	0.992	223,681
	2001	1.000	1.118	74,817

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.853	148,547

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12948S-TLAC.

Name:

Address:

D-1

L-12948	May 1, 2003

Travelers Portfolio Architect 3 Variable Annuity Prospectus:

The Travelers Separate Account Nine For Variable Annuities
The Travelers Separate Account Ten For Variable Annuities

This prospectus describes Travelers Portfolio Architect 3 Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust
Money Market Portfolio	Real Return Portfolio — Administrative Class
AllianceBernstein Variable Product Series Fund, Inc.	Total Return Portfolio — Administrative Class
AllianceBernstein Premier Growth Portfolio — Class B(1)	Putnam Variable Trust
American Funds Insurance Series	Putnam VT International Equity Fund — Class IB Shares(3)
Global Growth Fund — Class 2 Shares	Putnam VT Small Cap Value Fund — Class IB Shares
Growth Fund — Class 2 Shares	Salomon Brothers Variable Series Funds Inc.
Growth-Income Fund — Class 2 Shares	All Cap Fund — Class I(4)
Delaware VIP Trust	Investors Fund — Class I
Delaware VIP REIT Series — Standard Class	Large Cap Growth Fund — Class I
Dreyfus Variable Investment Fund	Small Cap Growth Fund — Class I
Dreyfus Variable Investment Fund — Appreciation Portfolio —	The Travelers Series Trust
Initial Shares	Convertible Securities Portfolio
Dreyfus Variable Investment Fund — Developing Leaders Portfolio	Disciplined Mid Cap Stock Portfolio
— Initial Shares(2)	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Federated Stock Portfolio
Templeton Developing Markets Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Emerging Growth Fund — Class	MFS Research Portfolio
I Shares	Pioneer Fund Portfolio(5)
Salomon Brothers Variable Growth & Income Fund — Class I	Travelers Quality Bond Portfolio
Shares	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Balanced Portfolio — Service Shares	Alliance Growth Portfolio
Global Life Sciences Portfolio — Service Shares	MFS Total Return Portfolio
Global Technology Portfolio — Service Shares	Van Kampen Life Investment Trust
Worldwide Growth Portfolio — Service Shares	Comstock Portfolio Class II Shares
Lazard Retirement Series, Inc.	Enterprise Portfolio Class II Shares
Lazard Retirement Small Cap Portfolio	Variable Insurance Products Fund II
Lord Abbett Series Fund, Inc.	Contrafund® Portfolio — Service Class 2
Growth and Income Portfolio	Variable Insurance Products Fund III
Mid-Cap Value Portfolio	Dynamic Capital Appreciation Portfolio — Service Class 2
Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Capital Fund — Class I
(2)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	The Annuity Period	34
Summary	5	Maturity Date	34
Fee Table	8	Allocation of Annuity	34
Condensed Financial Information	16	Variable Annuity	34
The Annuity Contract	16	Fixed Annuity	35
Contract Owner Inquiries	16	Payment Options	35
Purchase Payments	16	Election of Options	35
Accumulation Units	16	Annuity Options	35
The Variable Funding Options	17	Variable Liquidity Benefit	36
The Fixed Account	21	Miscellaneous Contract Provisions	36
Charges and Deductions	21	Right to Return	36
General	21	Termination	37
Withdrawal Charge	22	Required Reports	37
Free Withdrawal Allowance	23	Suspension of Payments	37
Transfer Charge	23	The Separate Accounts	37
Administrative Charges	23	Performance Information	38
Mortality and Expense Risk Charge	23	Federal Tax Considerations	38
E.S.P. Charge	23	Non-Resident Aliens	38
GMWB Charge	24	General Taxation of Annuities	38
Variable Liquidity Benefit Charges	24	Types of Contracts: Qualified or
Variable Funding Option Expenses	24	Nonqualified	39
Premium Tax	24	Nonqualified Annuity Contracts	39
Changes in Taxes Based Upon Premium		Puerto Rico Tax Considerations	39
or Value	24	Qualified Annuity Contracts	40
Transfers	24	Penalty Tax for Premature Distributions	40
Dollar Cost Averaging	25	Diversification Requirements for Variable
Access to Your Money	26	Annuities	40
Guaranteed Minimum Withdrawal Benefit	26	Ownership of the Investments	40
Systematic Withdrawals	28	Mandatory Distributions for Qualified Plans	40
Loans	28	Taxation of Death Benefit Proceeds	41
Ownership Provisions	28	Other Information	41
Types of Ownership	28	The Insurance Companies	41
Contract Owner	28	Financial Statements	41
Beneficiary	29	Distribution of Variable Annuity Contracts	41
Annuitant	29	Conformity with State and Federal Laws	41
Contingent Annuitant	29	Voting Rights	42
Death Benefit	29	Legal Proceedings and Opinions	42
Death Proceeds Before the Maturity Date	29	Appendix A: Condensed Financial
E.S.P	30	Information: Fund BD III for Variable
Payment of Proceeds	31	Annuities	A-1
Spousal Contract Continuance	33	Appendix B: Condensed Financial
Beneficiary Contract Continuance	33	Information: Fund BD IV for Variable
Planned Death Benefit	33	Annuities	B-1
Death Proceeds After Maturity Date	34	Appendix C: The Fixed Account	C-1
		Appendix D: Contents of the Statement of
		Additional Information	D-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Portfolio Architect 3 Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities (“Separate Account Ten”). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Nonqualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years		0%

Transfer Charge	$10 (on transfers exceeding 12 per year)
(We do not currently assess a transfer charge)

Contract Administrative Charges

Annual Contract Administrative Charge	$30
(waived if Contract Value is $40,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge (“M&E”) of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge	1.70%
Administrative Expense Charge	0.15%
Total with No Optional Features Selected	1.85%
Total with E.S.P. only selected	2.05%
Total with GMWB only selected	2.85%
Total with E.S.P. and GMWB selected	3.05%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operatin g Expenses	0.42%	10.76%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%	(18)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%	(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%	(2)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%	(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%	(4)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%	(5)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%	(6)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%	(7)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	0.95%	—	0.61%	1.56%	(15)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	0.65%	—	0.71%	1.36%	(15)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%	(8)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%	(8)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%	(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%	(8)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%	(9)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%	(10)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%	(11)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%	(12)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%	(13)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*†	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%	(14)
Large Cap Growth Fund — Class I	0.75%	—	10.01%	10.76%	(19)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%	(15)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%	(15)
Equity Income Portfolio	0.75%	—	0.09%	0.84%	(16)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%	(15)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%	(15)
Large Cap Portfolio	0.75%	—	0.10%	0.85%	(17)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%	(18)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%	(15)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%	(19)
MFS Research Portfolio	0.86%	—	0.08%	0.94%	(19)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%	(20)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%	(21)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%	(22)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%	(22)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%	(22)
Putnam Diversified Income Portfolio†	0.75%	—	0.18%	0.93%	(22)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%	(23)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%	(24)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%	(25)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%	(26)

______________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     †   Closed to new investors.

     #   Expense reimbursements or waivers that are voluntary may be terminated at any time.

Notes

     (1)   The Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

     (2)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

     (3)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the S eries pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (4)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (5)   The Fund's Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund's prospectus.

     (6)   The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (7)   Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

     (8)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

     (9)   The Fund maintains a voluntary expense cap of 1.25%.

     (10)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.

     (11)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.

     (12)   “Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class' pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

     (13)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (14)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (15)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (16)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (17)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (18)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (19)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (20)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

     (21)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

     (22)   Fund has a voluntary expense cap of 1.25%.

     (23)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

     (24)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

     (25)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time. Also, The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

     (26)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.05%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	994	1593	2011	4133	394	1193	2011	4133
Money Market Portfolio (Travelers)	952	1472	1814	3769	352	1072	1814	3769
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	995	1596	2015	4142	395	1196	2015	4142
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	1040	1727	2226	4521	440	1327	2226	4521
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1005	1628	2066	4234	405	1228	2066	4234
Growth Fund — Class 2 Shares	975	1539	1922	3970	375	1139	1922	3970
Growth-Income Fund — Class 2 Shares	970	1524	1899	3927	370	1124	1899	3927
Credit Suisse Trust
Emerging Markets Portfolio†	1096	1890	2484	4973	496	1490	2484	4973
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	994	1593	2011	4133	394	1193	2011	4133
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	988	1576	1983	4082	388	1176	1983	4082
Dreyfus Variable Investment Fund — Developing Leaders Portfolio - Initial Shares	991	1585	1997	4108	391	1185	1997	4108
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	1015	1656	2112	4317	415	1256	2112	4317
Templeton Developing Markets Securities Fund — Class 2 Shares	1091	1873	2458	4927	491	1473	2458	4927
Templeton Growth Securities Fund — Class 2 Shares	1021	1673	2140	4367	421	1273	2140	4367
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	971	1527	1904	3936	371	1127	1904	3936
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	1064	1798	2338	4720	464	1398	2338	4720
Salomon Brothers Variable Growth & Income Fund — Class I Shares	1045	1742	2249	4561	445	1342	2249	4561

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Janus Aspen Series
Balanced Portfolio — Service Shares	1001	1616	2048	4201	401	1216	2048	4201
Global Life Sciences Portfolio — Service Shares	1021	1673	2140	4367	421	1273	2140	4367
Global Technology Portfolio — Service Shares	1006	1631	2071	4243	406	1231	2071	4243
Worldwide Growth Portfolio — Service Shares	1004	1625	2062	4226	404	1225	2062	4226
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1051	1758	2276	4609	451	1358	2276	4609
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1005	1628	2066	4234	405	1228	2066	4234
Mid-Cap Value Portfolio	1024	1682	2153	4392	424	1282	2153	4392
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	977	1545	1932	3988	377	1145	1932	3988
Total Return Portfolio — Administrative Class	976	1542	1927	3979	376	1142	1927	3979
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1089	1868	2449	4912	489	1468	2449	4912
Putnam VT International Equity Fund — Class IB Shares	1033	1708	2194	4465	433	1308	2194	4465
Putnam VT Small Cap Value Fund — Class IB Shares	1026	1688	2162	4408	426	1288	2162	4408
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	1006	1631	2071	4243	406	1231	2071	4243
Investors Fund — Class I	991	1585	1997	4108	391	1185	1997	4108
Large Cap Growth Fund — Class I	1922	4027	5542	9032	1322	3627	5542	9032
Small Cap Growth Fund — Class I	1039	1725	2221	4513	439	1325	2221	4513
The Travelers Series Trust
Convertible Securities Portfolio	991	1585	1997	4108	391	1185	1997	4108
Disciplined Mid Cap Stock Portfolio	995	1596	2015	4142	395	1196	2015	4142
Equity Income Portfolio	994	1593	2011	4133	394	1193	2011	4133
Federated High Yield Portfolio	998	1608	2034	4175	398	1208	2034	4175
Federated Stock Portfolio	994	1593	2011	4133	394	1193	2011	4133
Large Cap Portfolio	995	1596	2015	4142	395	1196	2015	4142
Lazard International Stock Portfolio	1015	1656	2112	4317	415	1256	2112	4317
MFS Emerging Growth Portfolio	998	1608	2034	4175	398	1208	2034	4175
MFS Mid Cap Growth Portfolio	1002	1619	2052	4209	402	1219	2052	4209
MFS Research Portfolio	1003	1622	2057	4217	403	1222	2057	4217
Pioneer Fund Portfolio	1009	1639	2085	4268	409	1239	2085	4268
Travelers Quality Bond Portfolio	954	1478	1823	3786	354	1078	1823	3786

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	995	1596	2015	4142	395	1196	2015	4142
Alliance Growth Portfolio	993	1591	2006	4125	393	1191	2006	4125
MFS Total Return Portfolio	993	1591	2006	4125	393	1191	2006	4125
Putnam Diversified Income Portfolio†	1002	1619	2052	4209	402	1219	2052	4209
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1003	1622	2057	4217	403	1222	2057	4217
Enterprise Portfolio Class II Shares	1001	1616	2048	4201	401	1216	2048	4201
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	1002	1619	2052	4209	402	1219	2052	4209
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	1184	2137	2869	5617	584	1737	2869	5617
Mid Cap Portfolio — Service Class 2	1004	1625	2062	4226	404	1225	2062	4226

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Portfolio Architect 3 Variable Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Con tract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp. (“Janus Capital”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Salomon Brothers Asset Management (“SBAM”)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	Seeks income and long-term capital growth. The Fund normally invests in equity securities that provide dividend or interest income and it also invests in non-income producing stocks for potential appreciation in value.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital

Funding Option	Investment Objective	Investment Adviser/Subadviser

Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Lazard Retirement Series Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Large Cap Growth Fund— Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance

Funding Option	Investment Objective	Investment Adviser/Subadviser

MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio†	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if a lifetime annuity payout has begun
    under the Managed Distribution Program
    if you elect Annuity Payments for a fixed period of at least five years, or if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

Free Withdrawal Allowance

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun, or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3+ years	0%

Please refer to The Annuity Period for a description of this benefit

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred
        the number of transfers you made within the previous three month;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations and whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)(“Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)

Values As Of Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000– (5,000 ×10,000/85,000

Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and
    We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds Before the Maturity Date

Annual Step-Up Death Benefit

The death benefit will be the greatest of, less any applicable premium tax and outstanding loans:	the Contract Value on the Death Report Date
the total Purchase Payments less the total amount of any withdrawals made under this Contract or the Step-Up Value, if any, as described below

Step-Up Value A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Val ue on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

Partial Surrender Reduction If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is the annuitant)	The surviving joint owner.	Unless the beneficiary elects to continue the Contract.	Yes

Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where Owner is non-natural entity/trust)	The beneficiary (ies), or if none, to the Contract Owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:		unless. . .	Mandatory Payout Rules Apply*

Owner/Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.		Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.			N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.			N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender

Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 – Other Annuity Options – We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.85% = (Standard Death Benefit without E.S.P.) and the variable charge of 2.05% = (Standard Death Benefit with E.S.P.)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (3/02)	2002	1.000	0.777	6,000

Money Market Portfolio (3/02)	2002	1.000	0.996	503,034

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.782	12,403
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/02)	2002	1.183	0.803	4,743
	2001	1.000	1.183	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (3/02)	2002	1.000	0.801	1,000

Delaware VIP Trust
VIP REIT Series — Standard Class (3/02)	2002	1.000	0.953	110,495

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (3/02)	2002	1.000	0.799	27,841

Small Cap Portfolio — Initial Shares (3/02)	2002	1.000	0.752	13,673

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	112,568

Templeton Growth Securities Fund — Class 2 (8/02)	2002	1.000	0.789	58,188

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.870	208,514
	2001	1.000	1.141	—
A-1

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.755	—

Salomon Brothers Variable Growth & Income Fund — Class I (1/00)	2002	1.000	0.798	—

Janus Aspen Series
Balanced Portfolio — Service Shares (3/02)	2002	1.000	0.912	75,931

Global Life Sciences Portfolio — Service Shares (3/02)	2002	1.000	0.734	1,969

Global Technology Portfolio — Service Shares (3/02)	2002	1.000	0.624	73,481

Worldwide Growth Portfolio — Service Shares (3/02)	2002	1.000	0.739	3,000

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.003	1.074	3,411,930
	2001	1.000	1.003	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.138	0.919	63,610
	2001	1.000	1.138	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.221	0.980	182,271
	2001	1.000	1.221	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.853	39,946
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.829	482,311
	2001	1.000	1.127	6,229

Investors Fund — Class I (2/02)	2002	1.134	0.856	316,814
	2001	1.000	1.134	—

Large Cap Growth Fund - Class I (8/02)	2002	1.000	0.798	15,441
A-2

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.805	20,161
	2001	1.000	1.255	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.936	71,159

Disciplined Mid Cap Stock Portfolio (3/02)	2002	1.000	0.793	12,568

Equity Income Portfolio (5/02)	2002	1.130	0.955	132,792
	2001	1.000	1.130	—

Federated High Yield Portfolio (3/02)	2002	1.000	0.991	35,619

Federated Stock Portfolio (3/02)	2002	1.000	0.782	39,368

Large Cap Portfolio (6/02)	2002	1.138	0.862	71,115
	2001	1.000	1.138	—

Lazard International Stock Portfolio (3/02)	2002	1.000	0.843	7,884

MFS Emerging Growth Portfolio (8/02)	2002	1.219	0.787	33,294
	2001	1.000	1.219	—

MFS Mid Cap Growth Portfolio (3/02)	2002	1.000	0.549	6,056

MFS Research Portfolio (8/02)	2002	1.151	0.846	27,272
	2001	1.000	1.151	—

Travelers Quality Bond Portfolio (3/02)	2002	1.000	1.055	157,635

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.901	89,349
	2001	1.000	1.206	—

Alliance Growth Portfolio (4/02)	2002	1.148	0.749	83,170
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.081	1.005	458,806
	2001	1.000	1.081	—
A-3

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (3/02)	2002	1.000	0.766	182,669

Enterprise Portfolio — Class II Shares (3/02)	2002	1.000	0.723	2,000

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (3/02)	2002	1.000	0.867	101,822

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (3/02)	2002	1.000	0.863	1,000

Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.854	289,347

A-4

Accumulation Unit Values (in dollars)

1.70 M&E, .15 Adm, .20 ESP = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (3/02)	2002	1.000	0.775	—

Money Market Portfolio (3/02)	2002	1.000	0.995	—

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.780	—
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/02)	2002	1.182	0.801	—
	2001	1.000	1.182	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (3/02)	2002	1.000	0.799	—

Delaware VIP Trust
VIP REIT Series — Standard Class (3/02)	2002	1.000	0.952	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (3/02)	2002	1.000	0.798	—

Small Cap Portfolio — Initial Shares (3/02)	2002	1.000	0.751	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	—

Templeton Growth Securities Fund — Class 2 (8/02)	2002	1.000	0.788	—

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.867	—
	2001	1.000	1.141	—

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.754	—

Salomon Brothers Variable Growth & Income Fund — Class I (1/00)	2002	1.000	0.797	—

Janus Aspen Series
Balanced Portfolio — Service Shares (3/02)	2002	1.000	0.911	—
A-5

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Life Sciences Portfolio — Service Shares (3/02)	2002	1.000	0.733	—

Global Technology Portfolio — Service Shares (3/02)	2002	1.000	0.623	—

Worldwide Growth Portfolio — Service Shares (3/02)	2002	1.000	0.738	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.002	1.071	—
	2001	1.000	1.002	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.137	0.917	—
	2001	1.000	1.137	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.220	0.977	—
	2001	1.000	1.220	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.850	—
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.827	—
	2001	1.000	1.127	—

Investors Fund — Class I (2/02)	2002	1.133	0.854	—
	2001	1.000	1.133	—

Large Cap Growth Fund — Class I (8/02)	2002	1.000	0.797	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.802	—
	2001	1.000	1.255	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.935	—

Disciplined Mid Cap Stock Portfolio (3/02)	2002	1.000	0.792	—
A-6

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Income Portfolio (5/02)	2002	1.129	0.952	—
	2001	1.000	1.129	—

Federated High Yield Portfolio (3/02)	2002	1.000	0.990	—

Federated Stock Portfolio (3/02)	2002	1.000	0.781	—

Large Cap Portfolio (6/02)	2002	1.137	0.860	—
	2001	1.000	1.137	—

Lazard International Stock Portfolio (3/02)	2002	1.000	0.842	—

MFS Emerging Growth Portfolio (8/02)	2002	1.218	0.785	—
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (3/02)	2002	1.000	0.548	—

MFS Research Portfolio (8/02)	2002	1.151	0.844	—
	2001	1.000	1.151	—

Travelers Quality Bond Portfolio (3/02)	2002	1.000	1.054	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.899	—
	2001	1.000	1.206	—

Alliance Growth Portfolio (4/02)	2002	1.148	0.747	—
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.080	1.002	—
	2001	1.000	1.080	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (3/02)	2002	1.000	0.764	—

Enterprise Portfolio — Class II Shares (3/02)	2002	1.000	0.722	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (3/02)	2002	1.000	0.865	—
A-7

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (3/02)	2002	1.000	0.862	—

Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.853	—

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

A-8

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.85% = (Standard Death Benefit without E.S.P.) and the variable charge of 2.05% = (Standard Death Benefit with E.S.P.)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (6/02)	2002	1.000	0.777	223,435

Money Market Portfolio (5/02)	2002	1.000	0.996	802,446

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (11/01)	2002	1.142	0.782	326,594
	2001	1.000	1.142	72,644

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/01)	2002	1.183	0.803	440,010
	2001	1.000	1.183	25,673

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (6/02)	2002	1.000	0.801	50,280

Delaware VIP Trust
VIP REIT Series — Standard Class (6/02)	2002	1.000	0.953	169,208

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/02)	2002	1.000	0.799	136,153

Small Cap Portfolio — Initial Shares (6/02)	2002	1.000	0.752	429,565

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	719,789

Templeton Growth Securities Fund — Class 2 (7/02)	2002	1.000	0.789	130,925

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.870	903,725
	2001	1.000	1.141	46,322
B-1

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.755	2,659

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.798	16,195

Janus Aspen Series
Balanced Portfolio — Service Shares (8/02)	2002	1.000	0.912	192,627

Global Life Sciences Portfolio — Service Shares (9/02)	2002	1.000	0.734	2,339

Global Technology Portfolio — Service Shares (8/02)	2002	1.000	0.624	9,994

Worldwide Growth Portfolio — Service Shares (8/02)	2002	1.000	0.739	102,057

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.003	1.074	8,698,076
	2001	1.000	1.003	284,980

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.138	0.919	285,369
	2001	1.000	1.138	52,475

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.221	0.980	712,422
	2001	1.000	1.221	16,781

Putnam VT Voyager II Fund — Class IB Shares (12/01)	2002	1.233	0.853	126,575
	2001	1.000	1.233	19,152

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/01)	2002	1.127	0.829	1,972,141
	2001	1.000	1.127	277,708

Investors Fund — Class I (10/01)	2002	1.134	0.856	806,373
	2001	1.000	1.134	76,156
B-2

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.798	14,568

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.805	354,038
	2001	1.000	1.255	3,283

The Travelers Series Trust
Convertible Securities Portfolio (6/02)	2002	1.000	0.936	170,593

Disciplined Mid Cap Stock Portfolio (6/02)	2002	1.000	0.793	58,105

Equity Income Portfolio (11/01)	2002	1.130	0.955	718,818
	2001	1.000	1.130	27,813

Federated High Yield Portfolio (8/02)	2002	1.000	0.991	93,591

Federated Stock Portfolio (9/02)	2002	1.000	0.782	17,425

Large Cap Portfolio (10/01)	2002	1.138	0.862	226,191
	2001	1.000	1.138	36,628

Lazard International Stock Portfolio (8/02)	2002	1.000	0.843	35,971

MFS Emerging Growth Portfolio (11/01)	2002	1.219	0.787	179,610
	2001	1.000	1.219	4,324

MFS Mid Cap Growth Portfolio (6/02)	2002	1.000	0.549	222,429

MFS Research Portfolio (12/01)	2002	1.151	0.846	159,360
	2001	1.000	1.151	614

Travelers Quality Bond Portfolio (6/02)	2002	1.000	1.055	544,484

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.901	82,566
	2001	1.000	1.206	3,553

Alliance Growth Portfolio (11/01)	2002	1.148	0.749	654,693
	2001	1.000	1.148	122,403
B-3

Accumulation Unit Values (in dollars)

1.70 M&E, .15 Adm, = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Total Return Portfolio (10/01)	2002	1.081	1.005	4,154,038
	2001	1.000	1.081	348,528

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (6/02)	2002	1.000	0.766	665,542

Enterprise Portfolio — Class II Shares (7/02)	2002	1.000	0.723	78,186

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (6/02)	2002	1.000	0.867	290,464

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (7/02)	2002	1.000	0.863	163,295

Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.854	558,775

B-4

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (6/02)	2002	1.000	0.775	13,963

Money Market Portfolio (5/02)	2002	1.000	0.995	187,176

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (11/01)	2002	1.142	0.780	360,945
	2001	1.000	1.142	71,942

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/01)	2002	1.182	0.801	422,138
	2001	1.000	1.182	170,836

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (6/02)	2002	1.000	0.799	3,768

Delaware VIP Trust
VIP REIT Series — Standard Class (6/02)	2002	1.000	0.952	254,096

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/02)	2002	1.000	0.798	—

Small Cap Portfolio — Initial Shares (6/02)	2002	1.000	0.751	30,660

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	111,997

Templeton Growth Securities Fund — Class 2 (7/02)	2002	1.000	0.788	17,719

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.867	162,856
	2001	1.000	1.141	—

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.754	—

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.797	—

Janus Aspen Series
Balanced Portfolio — Service Shares (8/02)	2002	1.000	0.911	4,844
B-5

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Life Sciences Portfolio — Service Shares (9/02)	2002	1.000	0.733	—

Global Technology Portfolio — Service Shares (8/02)	2002	1.000	0.623	—

Worldwide Growth Portfolio — Service Shares (8/02)	2002	1.000	0.738	17,318

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.002	1.071	4,649,600
	2001	1.000	1.002	359,558

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.137	0.917	209,372
	2001	1.000	1.137	4,558

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.220	0.977	286,310
	2001	1.000	1.220	98,292

Putnam VT Voyager II Fund — Class IB Shares (12/01)	2002	1.233	0.850	67,678
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/01)	2002	1.127	0.827	838,091
	2001	1.000	1.127	74,887

Investors Fund — Class I (10/01)	2002	1.133	0.854	526,307
	2001	1.000	1.133	14,994

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.797	4,749

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.802	244,170
	2001	1.000	1.255	22,533

The Travelers Series Trust
Convertible Securities Portfolio (6/02)	2002	1.000	0.935	26,056

Disciplined Mid Cap Stock Portfolio (6/02)	2002	1.000	0.792	53,735
B-6

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Income Portfolio (11/01)	2002	1.129	0.952	397,607
	2001	1.000	1.129	10,873

Federated High Yield Portfolio (8/02)	2002	1.000	0.990	87,108

Federated Stock Portfolio (9/02)	2002	1.000	0.781	—

Large Cap Portfolio (10/01)	2002	1.137	0.860	95,934
	2001	1.000	1.137	8,222

Lazard International Stock Portfolio (8/02)	2002	1.000	0.842	10,138

MFS Emerging Growth Portfolio (11/01)	2002	1.218	0.785	322,036
	2001	1.000	1.218	25,458

MFS Mid Cap Growth Portfolio (6/02)	2002	1.000	0.548	4,683

MFS Research Portfolio (12/01)	2002	1.151	0.844	226,138
	2001	1.000	1.151	20,414

Travelers Quality Bond Portfolio (6/02)	2002	1.000	1.054	20,923

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.899	99,352
	2001	1.000	1.206	12,840

Alliance Growth Portfolio (11/01)	2002	1.148	0.747	286,272
	2001	1.000	1.148	85,438

MFS Total Return Portfolio (10/01)	2002	1.080	1.002	2,625,598
	2001	1.000	1.080	476,441

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (6/02)	2002	1.000	0.764	94,785

Enterprise Portfolio — Class II Shares (7/02)	2002	1.000	0.722	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (6/02)	2002	1.000	0.865	98,257
B-7

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, .20 ESP = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (7/02)	2002	1.000	0.862	—

Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.853	148,547

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

B-8

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12948S-TLAC.

Name:

Address:

D-1

L-12961	May, 2003

PART B

Information Required in a Statement of Additional Information

TRAVELERS VINTAGE 3
TRAVELERS PORTFOLIO ARCHITECT 3

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	13
INDEPENDENT AUDITORS	16
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Nine are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account Nine, and the Commissioner has adopted no regulations under the Section that affect Separate Account Nine.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account Nine and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account Nine.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Nine, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Nine. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account Nine, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable withdrawal charge deducted at that time.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charges or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under Separate Account Nine, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

Travelers Vintage 3
Standardized Performance as of 12/31/02

STOCK ACCOUNTS:	1 Year	5 Years	10 Years (or inception)

AIM Capital Appreciation Portfolio	-30.80%	—	-26.59%	5/1/01
AIM V.I. Premier Equity Fund	-36.65%	—	-29.36%	5/1/01
Alliance Growth & Income Portfolio - Class B*	—	—	-27.06%	5/1/02
Alliance Growth Portfolio	-39.05%	—	-20.41%	11/9/99
Alliance Premier Growth Portfolio - Class B*	-37.18%	—	-20.45%	11/3/99
American Funds Global Growth Fund-Class 2*	-22.32%	—	-12.76%	11/17/99
American Funds Growth Fund-Class 2*	-31.33%	—	-11.35%	11/8/99
American Funds Growth-Income Fund-Class 2*	-25.72%	—	-4.87%	11/3/99
Equity Income Portfolio (Fidelity)	-21.68%	—	-6.60%	11/18/99
Equity Index Portfolio - Class II	-29.42%	—	-15.12%	11/8/99
Fidelity VIP Mid Cap Portfolio - Service Class 2*	—	—	-20.57%	5/1/02
Fidelity VIP Contrafund® Portfolio-Service Class*	-17.54%	—	-8.10%	11/3/99
Franklin Mutual Shares Securities Fund - Class 2*	—	—	-21.76%	5/1/02
Franklin Small Cap Fund - Class 2*	-35.21%	—	-17.04%	11/9/99
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-34.69%	—	-39.76%	5/1/00
Large Cap Portfolio (Fidelity)	-29.80%	—	-18.65%	11/26/99
MFS Emerging Growth Portfolio	-39.64%	—	-22.91%	11/3/99
MFS Research Portfolio	-31.96%	—	-18.55%	11/18/99
Multiple Discipline Portfolio - All Cap Growth and Value **	—	—	-0.75%	10/1/02
Multiple Discipline Portfolio - Global All Cap Growth and Value **	—	—	0.54%	10/1/02
Multiple Discipline Portfolio - Large Cap Growth and Value **	—	—	0.04%	10/1/02
Putnam VT International Growth Fund - Class IB Shares*	-25.11%	—	-23.39%	5/1/01
Putnam VT Small Cap Value Fund - Class IB Shares*	-25.66%	—	-11.90%	5/1/01
Putnam VT Voyager II Fund - Class IB Shares*	-36.03%	—	-32.86%	5/1/01
Salomon Brothers Variable Capital Fund	-31.88%	—	-5.16%	11/26/99
Salomon Brothers Variable Investors Fund	-30.04%	—	-7.03%	11/10/99
Salomon Brothers Variable Small Cap Growth Fund	-40.73%	—	-9.50%	11/24/99
Smith Barney Aggressive Growth Portfolio	-38.83%	—	-6.01%	11/3/99
Smith Barney Appreciation Portfolio	-24.97%	—	-8.82%	11/9/99
Smith Barney Fundamental Value Portfolio	-28.44%	—	-5.23%	12/6/99
Smith Barney International All Cap Growth Portfolio	-32.46%	—	-23.95%	11/18/99
Smith Barney Large Cap Core Portfolio	-32.74%	—	-26.35%	5/1/01
Smith Barney Large Cap Growth Portfolio	-31.61%	—	-14.68%	11/3/99
Smith Barney Large Cap Value Portfolio	-32.21%	—	-11.69%	11/16/99
Smith Barney Mid Cap Core Portfolio	-26.42%	—	-2.79%	11/3/99
5

Travelers Vintage 3
Standardized Performance as of 12/31/02 (cont’d)

STOCK ACCOUNTS:	1 Year	5 Years	10 Years (or inception)

Smith Barney Premier Selection All Cap Growth Portfolio	-33.47%	—	-26.78%	5/1/01
Smith Barney Small Cap Growth Opportunities Portfolio	-32.43%	—	-23.60%	5/1/01
Templeton Foreign Securities Fund - Class 2*	-25.92%	—	-11.66%	11/3/99
Van Kampen LIT Emerging Growth Portfolio	-38.69%	—	-19.47%	11/9/99
Van Kampen Enterprise Portfolio	-35.83%	—	-20.18%	11/9/99
BOND ACCOUNTS:
PIMCO Total Return Portfolio	-0.21%	—	3.09%	5/1/01
Smith Barney Diversified Strategic Income Portfolio	-4.32%	—	0.35%	11/8/99
Smith Barney High Income Portfolio	-11.88%	—	-7.23%	11/17/99
Travelers Managed Income Portfolio	-6.89%	—	2.03%	11/12/99
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-13.49%	—	0.25%	11/26/99
Multiple Discipline Portfolio - Balanced All Cap Growth and Value **	—	—	-3.04%	10/1/02
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-7.74%	—	0.61%	11/8/99

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

Travelers Vintage 3
Non-Standardized Performance as of 2/28/03

Standard Death Benefit	Cumulative Returns					Average Annual Returns

STOCK ACCOUNTS:	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

AIM Capital Appreciation Portfolio	-26.32%	-26.32%	-52.29%	-23.52%	—	-22.12%	-5.67%		10/10/95%	-1.99%
AIM V.I. Premier Equity Fund	-32.55%	-32.55%	-52.25%	-21.42%	—	-22.09%	-5.16%		5/5/93%	4.62%
Alliance Growth & Income Portfolio - Class B*	-24.75%	-24.75%	-18.44%	-0.60%	—	-6.94%	—%		6/1/99%	-5.83%
Alliance Growth Portfolio	-35.79%	-35.79%	-56.88%	-29.54%	—	-24.68%	-7.20%		6/20/94%	4.63%
Alliance Premier Growth Portfolio - Class B*	-33.12%	-33.12%	-56.43%	-18.36%	88.51%	-24.43%	-4.44%	5.97%	6/26/92%	6.83%
American Funds Global Growth Fund-Class 2*	-17.31%	-17.31%	-45.41%	14.14%	—	-18.56%	2.18%		4/30/97%	3.01%
American Funds Growth Fund-Class 2*	-26.89%	-26.89%	-40.58%	20.95%	143.25%	-16.24%	3.38%	8.72%	2/8/84%	10.25%
American Funds Growth-Income Fund-Class 2*	-20.92%	-20.92%	-16.60%	4.38%	108.00%	-6.24%	0.38%	7.02%	2/28/85%	8.74%
Equity Income Portfolio (Fidelity)	-16.62%	-16.62%	-19.11%	-9.08%	—	-7.19%	-2.36%		8/30/96%	3.73%
Equity Index Portfolio - Class II	-24.86%	-24.86%	-43.29%	-15.96%	91.28%	-17.52%	-3.88%	6.13%	11/30/91%	6.89%
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-12.80%	-12.80%	7.50%	-0.60%	—	2.03%	—%		12/29/98%	12.02%
Fidelity VIP Contrafund® Portfolio-Service Class*	-12.22%	-12.22%	-31.80%	5.08%	—	-12.31%	0.51%		1/31/95%	9.19%
Franklin Mutual Shares Securities Fund - Class 2*	-14.55%	-14.55%	-1.27%	4.88%	—	-0.83%	0.47%		11/8/96%	3.08%
Franklin Small Cap Fund - Class 2*	-31.01%	-31.01%	-53.73%	-0.60%	—	-22.91%	—%		5/1/98%	-7.28%
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-30.46%	-30.46%	-73.08%	-21.30%	—	-35.53%	-5.13%		9/13/93%	4.00%
Large Cap Portfolio (Fidelity)	-25.26%	-25.26%	-49.88%	-15.93%	—	-20.84%	-3.87%		8/30/96%	1.57%
MFS Emerging Growth Portfolio	-36.44%	-36.44%	-69.46%	-30.20%	—	-32.80%	-7.38%		8/30/96%	-2.69%
MFS Research Portfolio	-27.56%	-27.56%	-49.68%	—%	—	-20.73%	—%		3/23/98%	-9.56%
Multiple Discipline Portfolio - All Cap Growth and Value **	—	—	—	—	—	—	—		10/1/02%	5.25%
Multiple Discipline Portfolio - Global All Cap Growth and Value **	—	—	—	—	—	—	—		10/1/02%	6.54%
Multiple Discipline Portfolio-Large Cap Growth and Value **	—	—	—	—	—	—	—		10/1/02%	6.05%
Putnam VT International Growth Fund - Class IB Shares*	-20.27%	-20.27%	-45.34%	-0.79%	-	-18.53%	-0.64%		1/2/97%	1.45%
Putnam VT Small Cap Value Fund - Class IB Shares*	-20.85%	-20.85%	11.10%	—	—	3.15%	—		4/30/99%	2.92%
Putnam VT Voyager II Fund - Class IB Shares*	-31.89%	-31.89%	—%	—	—	—	—		9/28/00%	-38.82%
Salomon Brothers Variable Capital Fund	-27.47%	-27.47%	-16.70%	—	—	-6.28%	-0.60%		2/17/98%	2.39%
Salomon Brothers Variable Investors Fund	-25.51%	-25.51%	-21.63%	—	—	-8.16%	-0.60%		2/17/98%	-2.05%
Salomon Brothers Variable Small Cap Growth Fund	-36.89%	-36.89%	-34.90%	—	—	-13.66%	-0.60%		11/1/99%	-7.56%
Smith Barney Aggressive Growth Portfolio	-34.87%	-34.87%	-31.13%	—	—	-12.02%	-0.60%		11/1/99%	-6.06%
Smith Barney Appreciation Portfolio	-20.12%	-20.12%	-27.32%	-6.57%	71.40%	-10.44%	-1.83%	4.97%	10/16/91%	5.08%
Smith Barney Fundamental Value Portfolio	-23.81%	-23.81%	-17.15%	1.18%	—	-6.45%	-0.25%		12/3/93%	6.52%
Smith Barney International All Cap Growth Portfolio	-28.10%	-28.10%	-64.39%	-39.01%	—	-29.30%	-9.83%		6/20/94%	-4.22%
Smith Barney Large Cap Core Portfolio	-28.39%	-28.39%	-44.89%	—%	—	-18.30%	—%		9/14/99%	-12.58%
Smith Barney Large Cap Growth Portfolio	-27.19%	-27.19%	-43.70%	—%	—	-17.72%	—%		5/1/98%	-3.05%
Smith Barney Large Cap Value Portfolio	-27.82%	-27.82%	-28.62%	-25.28%	—	-10.97%	-6.11%		6/20/94%	3.22%
7

Travelers Vintage 3
Non-Standardized Performance as of 2/28/03 (cont’d)

Standard Death Benefit	Cumulative Returns					Average Annual Returns

STOCK ACCOUNTS:	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

Smith Barney Mid Cap Core Portfolio	-21.67%	-21.67%	-20.84%	—%	—	-7.86%	—%		11/1/99%	-2.90%
Smith Barney Premier Selection All Cap Growth Portfolio	-29.16%	-29.16%	-31.77%	—%	—	-12.30%	—%		9/14/99%	-6.57%
Smith Barney Small Cap Growth Opportunities Portfolio	-28.06%	-28.06%	-37.53%	-21.10%	—	-14.83%	-5.08%		2/7/97%	-2.90%
Templeton Foreign Securities Fund - Class 2*	-21.13%	-21.13%	-38.55%	-21.24%	64.67	-15.29%	-5.12%	4.55%	5/1/92%	3.44%
Van Kampen LIT Emerging Growth Portfolio	-34.72%	-34.72%	-61.99%	2.74%	—	-27.77%	0.06%		7/3/95%	5.86%
Van Kampen Enterprise Portfolio	-31.67%	-31.67%	-56.50%	-34.42%	—	-24.46%	-8.52%		6/21/94%	2.80%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	5.82%	5.82%	20.91%	24.37%	—	6.71%	—%		12/31/97%	—%
Smith Barney Diversified Strategic Income Portfolio	1.70%	1.70%	2.71%	5.88%	43.25	1.09%	0.66%	3.10	10/16/91%	2.68%
Smith Barney High Income Portfolio	-6.19%	-6.19%	-21.04%	-22.53%	—	-7.33%	—%		6/22/94%	—%
Travelers Managed Income Portfolio	-0.88%	-0.88%	8.75%	9.77%	—	3.02%	—%		6/28/94%	—%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-8.16%	-8.16%	2.07%	11.44%	—	0.88%	—%		6/20/94%	—%
Multiple Discipline Portfolio - Balanced All Cap Growth and Value **	2.96%	2.96%	—%	-%	—	—%	—%		10/1/02%	—%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-1.78%	-1.78%	2.87%	7.83%	—	1.14%	—%		6/20/94%	—%
Smith Barney Money Market Portfolio - 7 Day Yield	This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

8

Travelers Portfolio Architect 3
Standardized Performance as of 12/31/02

STOCK ACCOUNTS:	1 Year	5 Year	10 Year (or inception)

AIM Capital Appreciation Portfolio	-30.97%	—	-26.74%	5/1/01
AIM V.I. Premier Equity Fund	-36.85%	—	-29.52%	5/1/01
Alliance Growth Portfolio	-39.90%	—	-20.81%	11/9/99
Alliance Premier Growth Portfolio-Class B	-37.38%	—	-20.57%	11/3/99
Capital Appreciation Fund (Janus)	—	—	-28.18%	5/1/02
Credit Suisse Emerging Markets Portfolio	—	—	-25.92%	5/1/02
Delaware VIP REIT Series	—	—	-11.58%	5/1/02
Dreyfus VIF Appreciation Portfolio	—	—	-26.04%	5/1/02
Dreyfus VIF Developing Leaders Portfolio	—	—	-30.49%	5/1/02
Equity Income Portfolio (Fidelity)	-21.82%	—	-6.67%	11/18/99
Equity Index Portfolio - Class II*	-29.58%	—	-15.22%	11/8/99
Federated Stock Portfolio	—	—	-27.65%	5/1/02
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2	—	—	-20.05%	5/1/02
Fidelity VIP Contrafund® Portfolio - Service Class 2	-17.82%	—	-12.11%	11/3/99
Fidelity VIP Mid Cap Portfolio - Service Class 2	—	—	-20.93%	5/1/02
Franklin Mutual Shares Securities Fund - Class 2	—	—	-22.01%	5/1/02
Janus Aspen Global Life Sciences Portfolio - Service Shares	—	—	-32.14%	5/1/02
Janus Aspen Global Technology Portfolio - Service Shares	—	—	-42.54%	5/1/02
Janus Aspen Worldwide Growth Portfolio - Service Shares	—	—	-31.68%	5/1/02
Large Cap Portfolio (Fidelity)	-29.97%	—	-18.77%	11/26/99
Lazard International Stock Portfolio	—	—	-21.97%	5/1/02
MFS Emerging Growth Portfolio	-40.51%	—	-23.32%	11/3/99
MFS Mid Cap Growth Portfolio	—	—	-49.57%	5/1/02
MFS Research Portfolio	-32.13%	—	-18.67%	11/18/99
Putnam VT International Growth Fund - Class IB Shares	-25.09%	—	-23.53%	5/1/01
Putnam VT Small Cap Value Fund - Class IB Shares	-25.81%	—	-12.00%	5/1/01
Putnam VT Voyager II Fund - Class IB Shares	-36.22%	—	-33.04%	5/1/01
Salomon Brothers Variable Capital Fund	-32.06%	—	-5.23%	11/26/99
Salomon Brothers Variable Emerging Growth Fund	—	—	-30.16%	5/1/02
Salomon Brothers Variable Growth and Income Fund	—	—	-26.19%	5/1/02
Salomon Brothers Variable Investors Fund	-30.21%	—	-7.11%	11/10/99
9

Travelers Portfolio Architect 3
Standardized Performance as of 12/31/02(cont’d)

STOCK ACCOUNTS:	1 Year	5 Year	10 Year (or inception)

Salomon Brothers Variable Large Cap Growth Fund	—	—	-26.16%	5/1/02
Salomon Brothers Variable Small Cap Growth Fund	-40.94%	—	-9.58%	11/24/99
Templeton Growth Securities Fund - Class 2	—	—	-26.98%	5/1/02
Travelers Disciplined Mid Cap Stock Portfolio	—	—	-26.62%	5/1/02
Van Kampen LIT Comstock Portfolio - Class II Shares*	—	—	-29.21%	5/1/02
Van Kampen LIT Enterprise Portfolio Class II Shares	—	—	-33.18%	5/1/02
BOND ACCOUNTS:			%
Federated High Yield Portfolio	—	—	-8.03%	5/1/02
PIMCO Total Return Portfolio	-0.22%	—	3.08%	5/1/01
Travelers Convertible Securities Portfolio	—	—	-13.22%	5/1/02
Travelers Quality Bond Portfolio	—	—	-1.71%	5/1/02
BALANCED ACCOUNTS:			%
Janus Aspen Balanced Portfolio - Service Shares*	—	—	-14.43%	5/1/02
MFS Total Return Portfolio	-13.83%	—	0.12%	11/26/99
MONEY MARKET ACCOUNTS:			%
Travelers Money Market Portfolio	—	—	-14.40%	5/1/02

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

10

Travelers Portfolio Architect 3
Nonstandardized Performance as of 12/31/02

					Average Annual Returns

	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

STOCK ACCOUNTS:

AIM Capital Appreciation Portfolio	-26.43%	-52.11%	-22.37%	—	-22.21%	-5.70%	—	-2.00%	10/10/95
AIM V.I. Premier Equity Fund	-32.68%	-52.07%	-20.23%	—	-22.18%	-5.18%	—	4.64%	5/5/93
Alliance Growth Portfolio	-35.93%	-56.75%	-28.51%	—	-24.78%	-7.23%	—	4.65%	6/20/94
Alliance Premier Growth Portfolio - Class B*	-33.25%	-56.31%	-17.11%	95.89%	-24.53%	-4.45%	-7.86%	6.86%	6/26/92
Capital Appreciation Fund (Janus)	-27.62%	-60.34%	-4.13%	110.24%	-26.90%	-1.64%	-6.21%	5.21%	5/16/83
Credit Suisse Emerging Markets Portfolio	-14.37%	-49.58%	-25.88%	—	-20.87%	-6.56%	—	-6.56%	12/31/97
Delaware VIP REIT Series	1.40%	39.45%		—	10.97%		—	3.06%	5/6/98
Dreyfus VIF Appreciation Portfolio	-19.41%	-30.45%	-2.65%	—	-11.97%	-1.34%	—	6.95%	4/5/93
Dreyfus VIF Developing Leaders Portfolio	-21.77%	-20.10%	-8.60%	164.14%	-7.82%	-2.57%	9.27%	20.79%	8/31/90
Equity Income Portfolio (Fidelity)	-16.69%	-18.53%	-7.64%	—	-7.22%	-2.37%	—	3.75%	8/30/96
Equity Index Portfolio - Class II	-24.96%	-43.00%	-15.36%	97.14%	-17.59%	-4.05%	6.07%	6.84%	11/30/91
Federated Stock Portfolio	-21.97%	-20.97%	-5.64%	—	-8.15%	-1.95%	—	4.27%	8/30/96
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2	-10.44%			—			—	-23.85%	9/26/00
Fidelity VIP Contrafund® Portfolio - Service Class 2	-12.44%	-31.69%	6.32%	—	-12.49%	0.42%	—	8.85%	1/3/95
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-12.86%	8.40%		—	2.03%		—	12.06%	12/29/98
Franklin Mutual Shares Securities Fund - Class 2*	-14.61%	-0.48%	6.61%	—	-0.83%	0.47%	—	3.10%	11/8/96
Janus Aspen Global Life Sciences Portfolio - Service Shares	-31.99%			—			—	-21.19%	1/18/00
Janus Aspen Global Technology Portfolio - Service Shares	-43.14%			—			—	-40.24%	1/18/00
Janus Aspen Worldwide Growth Portfolio - Service Shares*	-28.22%	-55.59%	-8.60%	—	-24.12%	-2.57%	—	7.04%	9/13/93
Large Cap Portfolio (Fidelity)	-25.37%	-49.68%	-14.63%	—	-20.92%	-3.89%	—	1.58%	8/30/96
Lazard International Stock Portfolio	-15.73%	-47.48%	-30.56%	—	-19.80%	-7.77%	—	-4.42%	8/1/96
MFS Emerging Growth Portfolio	-36.59%	-69.49%	-29.18%	—	-32.93%	-7.41%	—	-2.70%	8/30/96
MFS Mid Cap Growth Portfolio	-50.88%	-60.84%		—	-27.21%		—	-9.94%	3/23/98
MFS Research Portfolio	-27.67%	-49.47%		—	-20.81%		—	-9.59%	3/23/98
Putnam VT International Growth Fund - Class IB Shares*	-20.35%	-45.08%	0.81%	—	-18.60%	-0.65%	—	1.45%	1/2/97
Putnam VT Small Cap Value Fund - Class IB Shares*	-20.94%	12.04%	%	-%	3.16%	%	—%	2.93%	4/30/99
11

Travelers Portfolio Architect 3
Nonstandardized Performance as of 12/31/02 (cont’d)

					Average Annual Returns

	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

STOCK ACCOUNTS:

Putnam VT Voyager II Fund - Class IB Shares*	-32.02%	%	%	-%	%	%	—%	-38.98%	9/28/00
Salomon Brothers Variable Capital Fund	-27.59%	-16.09%	%	-%	-6.31%	%	—%	2.40%	2/17/98
Salomon Brothers Variable Emerging Growth Fund	-35.02%	-23.29%	109.72%	-%	-9.06%	15.06%	—%	14.86%	12/3/93
Salomon Brothers Variable Growth and Income Fund	-25.92%	-35.58%	-23.71%	40.30%	-14.18%	-6.02%	2.51%	2.77%	10/16/91
Salomon Brothers Variable Investors Fund	-25.62%	-21.08%	%	—%	-8.20%	%	—%	-2.62%	2/17/98
Salomon Brothers Variable Large Cap Growth Fund	%	%	%	—%	%	%	—%	-21.31%	5/1/02
Salomon Brothers Variable Small Cap Growth Fund	-37.05%	-34.52%	%	—%	-13.71%	%	—%	-7.59%	11/1/99
Templeton Growth Securities Fund - Class 2	-21.15%	-24.26%	-19.99%	—%	-9.44%	-5.13%	—%	1.08%	3/15/94
Travelers Disciplined Mid Cap Stock Portfolio	-17.07%	-10.84%	13.81%	—%	-4.39%	1.80%	—%	6.54%	4/1/97
Van Kampen LIT Comstock Portfolio Class II Shares	-22.08%	-5.60%	%	—%	-2.56%	%	—%	-4.16%	5/1/99
Van Kampen LIT Enterprise Portfolio Class II Shares	-32.02%	-56.19%	-33.35%	42.65%	-24.46%	-8.52%	2.68%	3.71%	4/7/86
BOND ACCOUNTS:	%	%	%	%	%	%	%	%
Federated High Yield Portfolio	0.61%	-9.68%	-6.38%	—%	-3.98%	-2.10%	—%	1.13%	8/30/96
PIMCO Total Return Portfolio	5.85%	21.99%	26.51%	—%	6.13%	3.97%	—%	3.97%	12/31/97
Travelers Convertible Securities Portfolio	-9.89%	-3.41%	%	—%	-1.81%	%	—%	1.64%	5/1/98
Travelers Quality Bond Portfolio	2.66%	13.02%	19.02%	—%	3.46%	2.71%	—%	3.16%	8/30/96
BALANCED ACCOUNTS:	%	%	%	%	%	%	%	%
Janus Aspen Balanced Portfolio - Service Shares	-9.57%	-18.69%	33.47%	—%	-7.28%	5.10%	—%	8.65%	9/13/93
MFS Total Return Portfolio	-8.19%	2.91%	13.30%	—%	0.28%	1.70%	—%	6.31%	6/20/94
MONEY MARKET ACCOUNTS:	%	%	%	%	%	%	%	%
Travelers Money Market Portfolio	-1.67%	4.08%	10.22%	19.25%	0.66%	1.14%	0.86%	1.68%	12/31/87

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

12

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

13

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

14

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

        1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

15

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

16

TRAVELERS VINTAGE 3
TRAVELERS PORTFOLIO ARCHITECT 3

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-12948S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                       FOR VARIABLE ANNUITIES

[Travelers Life & Annuity LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                     CAPITAL APPRECIATION   MONEY MARKET     AIM V.I. PREMIER       GROWTH & INCOME
                                             FUND             PORTFOLIO   EQUITY FUND - SERIES I  PORTFOLIO - CLASS B
                                     --------------------   ------------  ----------------------  -------------------

ASSETS:
  Investments at market value:            $  4,661            $501,051            $ 82,301             $ 67,804

  Receivables:
    Dividends ................                  --                 178                  --                   --
                                          --------            --------            --------             --------

      Total Assets ...........               4,661             501,229              82,301               67,804
                                          --------            --------            --------             --------

LIABILITIES:
  Payables:
    Insurance charges ........                   1                  94                  11                   12
    Administrative fees ......                  --                   8                   2                    1
                                          --------            --------            --------             --------

      Total Liabilities ......                   1                 102                  13                   13
                                          --------            --------            --------             --------

NET ASSETS:                               $  4,660            $501,127            $ 82,288             $ 67,791
                                          ========            ========            ========             ========

                       See Notes to Financial Statements
                                      -1-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                        PREMIER GROWTH       GLOBAL GROWTH FUND -                            GROWTH-INCOME FUND
                                      PORTFOLIO - CLASS B          CLASS 2          GROWTH FUND - CLASS 2         - CLASS 2
                                      -------------------    --------------------   ---------------------    ------------------

ASSETS:
  Investments at market value:            $  690,237              $  889,442              $2,012,409              $3,357,914

  Receivables:
    Dividends ................                    --                      --                      --                      --
                                          ----------              ----------              ----------              ----------

      Total Assets ...........               690,237                 889,442               2,012,409               3,357,914
                                          ----------              ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    92                     123                     291                     477
    Administrative fees ......                    12                      15                      33                      55
                                          ----------              ----------              ----------              ----------

      Total Liabilities ......                   104                     138                     324                     532
                                          ----------              ----------              ----------              ----------

NET ASSETS:                               $  690,133              $  889,304              $2,012,085              $3,357,382
                                          ==========              ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -2-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          CREDIT SUISSE
                                        EMERGING MARKETS        VIP REIT SERIES -    APPRECIATION PORTFOLIO
                                            PORTFOLIO            STANDARD CLASS         - INITIAL SHARES
                                        ----------------        -----------------    ----------------------

ASSETS:
  Investments at market value:              $    801                $105,376                $ 22,261

  Receivables:
    Dividends ................                    --                      --                      --
                                            --------                --------                --------

      Total Assets ...........                   801                 105,376                  22,261
                                            --------                --------                --------

LIABILITIES:
  Payables:
    Insurance charges ........                    --                      19                       4
    Administrative fees ......                    --                       2                       1
                                            --------                --------                --------

      Total Liabilities ......                    --                      21                       5
                                            --------                --------                --------

NET ASSETS:                                 $    801                $105,355                $ 22,256
                                            ========                ========                ========

                                                                                          MUTUAL SHARES
                                        SMALL CAP PORTFOLIO -   FRANKLIN SMALL CAP      SECURITIES FUND -
                                           INITIAL SHARES         FUND - CLASS 2             CLASS 2
                                        ---------------------   ------------------      -----------------

ASSETS:
  Investments at market value:                $ 10,284                $276,611              $187,140

  Receivables:
    Dividends ................                      --                      --                    --
                                              --------                --------              --------

      Total Assets ...........                  10,284                 276,611               187,140
                                              --------                --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                       2                      40                    29
    Administrative fees ......                      --                       4                     3
                                              --------                --------              --------

      Total Liabilities ......                       2                      44                    32
                                              --------                --------              --------

NET ASSETS:                                   $ 10,282                $276,567              $187,108
                                              ========                ========              ========

                       See Notes to Financial Statements
                                      -3-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                         TEMPLETON FOREIGN      TEMPLETON GROWTH
                                         SECURITIES FUND -      SECURITIES FUND -                             DIVERSIFIED STRATEGIC
                                              CLASS 2                CLASS 2          APPRECIATION PORTFOLIO     INCOME PORTFOLIO
                                         -----------------      -----------------     ----------------------  ---------------------

ASSETS:
  Investments at market value:              $  570,794              $   47,517              $1,606,352              $1,159,091

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                            ----------              ----------              ----------              ----------

      Total Assets ...........                 570,794                  47,517               1,606,352               1,159,091
                                            ----------              ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                      82                       8                     235                     160
    Administrative fees ......                       9                       1                      26                      19
                                            ----------              ----------              ----------              ----------

      Total Liabilities ......                      91                       9                     261                     179
                                            ----------              ----------              ----------              ----------

NET ASSETS:                                 $  570,703              $   47,508              $1,606,091              $1,158,912
                                            ==========              ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -4-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                      EQUITY INDEX PORTFOLIO    FUNDAMENTAL VALUE           EMERGING
                                        - CLASS II SHARES           PORTFOLIO         GROWTH FUND - CLASS I
                                      ----------------------    -----------------     ---------------------

ASSETS:
  Investments at market value:              $  446,111              $1,576,550              $    2,270

  Receivables:
    Dividends ................                      --                      --                      --
                                            ----------              ----------              ----------

      Total Assets ...........                 446,111               1,576,550                   2,270
                                            ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                      69                     230                      --
    Administrative fees ......                       8                      25                      --
                                            ----------              ----------              ----------

      Total Liabilities ......                      77                     255                      --
                                            ----------              ----------              ----------

NET ASSETS:                                 $  446,034              $1,576,295              $    2,270
                                            ==========              ==========              ==========

                                                                AGGRESSIVE GROWTH
                                             GROWTH &           PORTFOLIO - SERVICE    BALANCED PORTFOLIO -
                                      INCOME FUND - CLASS I           SHARES              SERVICE SHARES
                                      ---------------------     -------------------    --------------------

ASSETS:
  Investments at market value:              $      800              $  224,454              $   69,260

  Receivables:
    Dividends ................                      --                      --                      --
                                            ----------              ----------              ----------

      Total Assets ...........                     800                 224,454                  69,260
                                            ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                      --                      32                      13
    Administrative fees ......                      --                       4                       1
                                            ----------              ----------              ----------

      Total Liabilities ......                      --                      36                      14
                                            ----------              ----------              ----------

NET ASSETS:                                 $      800              $  224,418              $   69,246
                                            ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -5-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       GLOBAL LIFE SCIENCES      GLOBAL TECHNOLOGY       WORLDWIDE GROWTH
                                        PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     PORTFOLIO - SERVICE   TOTAL RETURN PORTFOLIO
                                              SHARES                  SHARES                  SHARES          - ADMINISTRATIVE CLASS
                                       --------------------     -------------------     -------------------   ----------------------

ASSETS:
  Investments at market value:              $    1,446              $   45,834              $    2,218              $6,874,565

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                            ----------              ----------              ----------              ----------

      Total Assets ...........                   1,446                  45,834                   2,218               6,874,565
                                            ----------              ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                      --                       8                      --                   1,091
    Administrative fees ......                      --                       1                      --                     111
                                            ----------              ----------              ----------              ----------

      Total Liabilities ......                      --                       9                      --                   1,202
                                            ----------              ----------              ----------              ----------

NET ASSETS:                                 $    1,446              $   45,825              $    2,218              $6,873,363
                                            ==========              ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -6-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           PUTNAM VT
                                     INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP    PUTNAM VT VOYAGER
                                        FUND - CLASS IB    VALUE FUND - CLASS IB  II FUND - CLASS IB
                                             SHARES                SHARES                SHARES
                                     --------------------  ---------------------  ------------------

ASSETS:
  Investments at market value:              $144,943              $438,822              $ 49,258

  Receivables:
    Dividends ................                    --                    --                    --
                                            --------              --------              --------

      Total Assets ...........               144,943               438,822                49,258
                                            --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                    22                    68                     8
    Administrative fees ......                     3                     7                     1
                                            --------              --------              --------

      Total Liabilities ......                    25                    75                     9
                                            --------              --------              --------

NET ASSETS:                                 $144,918              $438,747              $ 49,249
                                            ========              ========              ========

                                                              INVESTORS FUND -      LARGE CAP GROWTH
                                     CAPITAL FUND - CLASS I       CLASS I            FUND - CLASS I
                                     ----------------------   ----------------      ----------------

ASSETS:
  Investments at market value:              $982,501              $524,054              $ 13,125

  Receivables:
    Dividends ................                    --                    --                    --
                                            --------              --------              --------

      Total Assets ...........               982,501               524,054                13,125
                                            --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                   150                    83                     3
    Administrative fees ......                    16                     9                    --
                                            --------              --------              --------

      Total Liabilities ......                   166                    92                     3
                                            --------              --------              --------

NET ASSETS:                                 $982,335              $523,962              $ 13,122
                                            ========              ========              ========

                       See Notes to Financial Statements
                                      -7-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                  SMITH BARNEY PREMIER  MULTIPLE DISCIPLINE
                                        SMALL CAP GROWTH     SMITH BARNEY LARGE    SELECTIONS ALL CAP   PORTFOLIO - ALL CAP
                                         FUND - CLASS I      CAP CORE PORTFOLIO     GROWTH PORTFOLIO      GROWTH AND VALUE
                                        ----------------     ------------------   --------------------  -------------------

ASSETS:
  Investments at market value:              $120,224              $ 23,521              $ 32,811              $263,011

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                            --------              --------              --------              --------

      Total Assets ...........               120,224                23,521                32,811               263,011
                                            --------              --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                    17                     4                     5                    48
    Administrative fees ......                     2                    --                     1                     4
                                            --------              --------              --------              --------

      Total Liabilities ......                    19                     4                     6                    52
                                            --------              --------              --------              --------

NET ASSETS:                                 $120,205              $ 23,517              $ 32,805              $262,959
                                            ========              ========              ========              ========

                       See Notes to Financial Statements
                                      -8-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                      MULTIPLE DISCIPLINE      MULTIPLE DISCIPLINE
                                      PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL ALL     MULTIPLE DISCIPLINE
                                       ALL CAP GROWTH AND        CAP GROWTH AND        PORTFOLIO - LARGE CAP
                                             VALUE                   VALUE               GROWTH AND VALUE
                                      --------------------   ----------------------    ---------------------

ASSETS:
  Investments at market value:              $865,799                $ 31,056                  $ 47,535

  Receivables:
    Dividends ................                    --                      --                        --
                                            --------                --------                  --------

      Total Assets ...........               865,799                  31,056                    47,535
                                            --------                --------                  --------

LIABILITIES:
  Payables:
    Insurance charges ........                   133                       6                         8
    Administrative fees ......                    15                       1                        --
                                            --------                --------                  --------

      Total Liabilities ......                   148                       7                         8
                                            --------                --------                  --------

NET ASSETS:                                 $865,651                $ 31,049                  $ 47,527
                                            ========                ========                  ========

                                      CONVERTIBLE SECURITIES   DISCIPLINED MID CAP       EQUITY INCOME
                                             PORTFOLIO           STOCK PORTFOLIO           PORTFOLIO
                                      ----------------------   -------------------       -------------

ASSETS:
  Investments at market value:                $ 66,624                $  9,972              $659,998

  Receivables:
    Dividends ................                      --                      --                    --
                                              --------                --------              --------

      Total Assets ...........                  66,624                   9,972               659,998
                                              --------                --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                      13                       2                    95
    Administrative fees ......                       1                      --                    11
                                              --------                --------              --------

      Total Liabilities ......                      14                       2                   106
                                              --------                --------              --------

NET ASSETS:                                   $ 66,610                $  9,970              $659,892
                                              ========                ========              ========

                       See Notes to Financial Statements
                                      -9-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                      FEDERATED HIGH YIELD     FEDERATED STOCK                          LAZARD INTERNATIONAL
                                            PORTFOLIO            PORTFOLIO         LARGE CAP PORTFOLIO    STOCK PORTFOLIO
                                      --------------------     ---------------     -------------------  --------------------

ASSETS:
  Investments at market value:              $ 35,320              $ 30,801              $231,522              $  6,646

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                            --------              --------              --------              --------

      Total Assets ...........                35,320                30,801               231,522                 6,646
                                            --------              --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                     6                     6                    34                     2
    Administrative fees ......                     1                    --                     4                    --
                                            --------              --------              --------              --------

      Total Liabilities ......                     7                     6                    38                     2
                                            --------              --------              --------              --------

NET ASSETS:                                 $ 35,313              $ 30,795              $231,484              $  6,644
                                            ========              ========              ========              ========

                       See Notes to Financial Statements
                                      -10-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          MFS EMERGING       MFS MID CAP GROWTH       MFS RESEARCH
                                        GROWTH PORTFOLIO         PORTFOLIO             PORTFOLIO
                                        ----------------     ------------------       ------------

ASSETS:
  Investments at market value:              $227,529              $  3,324              $256,030

  Receivables:
    Dividends ................                    --                    --                    --
                                            --------              --------              --------

      Total Assets ...........               227,529                 3,324               256,030
                                            --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                    32                     1                    35
    Administrative fees ......                     4                    --                     4
                                            --------              --------              --------

      Total Liabilities ......                    36                     1                    39
                                            --------              --------              --------

NET ASSETS:                                 $227,493              $  3,323              $255,991
                                            ========              ========              ========

                                        TRAVELERS QUALITY        AIM CAPITAL         ALLIANCE GROWTH
                                          BOND PORTFOLIO    APPRECIATION PORTFOLIO      PORTFOLIO
                                        -----------------   ----------------------   ---------------

ASSETS:
  Investments at market value:               $166,392              $115,553              $327,505

  Receivables:
    Dividends ................                     --                    --                    --
                                             --------              --------              --------

      Total Assets ...........                166,392               115,553               327,505
                                             --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                     31                    20                    47
    Administrative fees ......                      3                     2                     5
                                             --------              --------              --------

      Total Liabilities ......                     34                    22                    52
                                             --------              --------              --------

NET ASSETS:                                  $166,358              $115,531              $327,453
                                             ========              ========              ========

                       See Notes to Financial Statements
                                      -11-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                   SMITH BARNEY                                   SMITH BARNEY
                                         MFS TOTAL RETURN        AGGRESSIVE GROWTH      SMITH BARNEY HIGH     INTERNATIONAL ALL CAP
                                             PORTFOLIO              PORTFOLIO           INCOME PORTFOLIO         GROWTH PORTFOLIO
                                         ----------------        -----------------      -----------------     ---------------------

ASSETS:
  Investments at market value:              $3,000,391              $2,938,005              $  992,877              $  147,789

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                            ----------              ----------              ----------              ----------

      Total Assets ...........               3,000,391               2,938,005                 992,877                 147,789
                                            ----------              ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                     425                     425                     140                      20
    Administrative fees ......                      49                      48                      16                       2
                                            ----------              ----------              ----------              ----------

      Total Liabilities ......                     474                     473                     156                      22
                                            ----------              ----------              ----------              ----------

NET ASSETS:                                 $2,999,917              $2,937,532              $  992,721              $  147,767
                                            ==========              ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -12-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                SMITH BARNEY LARGE
                                       SMITH BARNEY LARGE     CAPITALIZATION GROWTH      SMITH BARNEY MID
                                       CAP VALUE PORTFOLIO           PORTFOLIO          CAP CORE PORTFOLIO
                                       -------------------    ---------------------     ------------------

ASSETS:
  Investments at market value:              $  760,039              $1,224,982              $  868,166

  Receivables:
    Dividends ................                      --                      --                      --
                                            ----------              ----------              ----------

      Total Assets ...........                 760,039               1,224,982                 868,166
                                            ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                     107                     180                     129
    Administrative fees ......                      12                      20                      14
                                            ----------              ----------              ----------

      Total Liabilities ......                     119                     200                     143
                                            ----------              ----------              ----------

NET ASSETS:                                 $  759,920              $1,224,782              $  868,023
                                            ==========              ==========              ==========

                                       SMITH BARNEY MONEY       TRAVELERS MANAGED          VAN KAMPEN
                                        MARKET PORTFOLIO        INCOME PORTFOLIO       ENTERPRISE PORTFOLIO
                                       ------------------       -----------------      --------------------

ASSETS:
  Investments at market value:              $5,148,536              $1,685,328              $   73,802

  Receivables:
    Dividends ................                   1,604                      --                      --
                                            ----------              ----------              ----------

      Total Assets ...........               5,150,140               1,685,328                  73,802
                                            ----------              ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ........                     815                     248                      10
    Administrative fees ......                      84                      28                       1
                                            ----------              ----------              ----------

      Total Liabilities ......                     899                     276                      11
                                            ----------              ----------              ----------

NET ASSETS:                                 $5,149,241              $1,685,052              $   73,791
                                            ==========              ==========              ==========

                       See Notes to Financial Statements
                                      -13-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                            SMITH BARNEY SMALL
                                                               EMERGING GROWTH                                  CAP GROWTH
                                      COMSTOCK PORTFOLIO -    PORTFOLIO - CLASS I   ENTERPRISE PORTFOLIO -    OPPORTUNITIES
                                        CLASS II SHARES             SHARES             CLASS II SHARES          PORTFOLIO
                                      --------------------    -------------------   ----------------------  ------------------

ASSETS:
  Investments at market value:              $139,886               $317,902               $  1,446               $ 79,029

  Receivables:
    Dividends ................                    --                     --                     --                     --
                                            --------               --------               --------               --------

      Total Assets ...........               139,886                317,902                  1,446                 79,029
                                            --------               --------               --------               --------

LIABILITIES:
  Payables:
    Insurance charges ........                    26                     44                     --                     12
    Administrative fees ......                     2                      5                     --                      1
                                            --------               --------               --------               --------

      Total Liabilities ......                    28                     49                     --                     13
                                            --------               --------               --------               --------

NET ASSETS:                                 $139,858               $317,853               $  1,446               $ 79,016
                                            ========               ========               ========               ========

                       See Notes to Financial Statements
                                      -14-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                            CONTRAFUND(R)           CONTRAFUND(R)           DYNAMIC CAPITAL
                                        PORTFOLIO - SERVICE      PORTFOLIO - SERVICE    APPRECIATION PORTFOLIO
                                               CLASS                   CLASS 2             - SERVICE CLASS 2
                                        -------------------      -------------------    ----------------------

ASSETS:
  Investments at market value:              $   571,022              $    88,270              $       864

  Receivables:
    Dividends ................                       --                       --                       --
                                            -----------              -----------              -----------

      Total Assets ...........                  571,022                   88,270                      864
                                            -----------              -----------              -----------

LIABILITIES:
  Payables:
    Insurance charges ........                       85                       16                       --
    Administrative fees ......                        9                        2                       --
                                            -----------              -----------              -----------

      Total Liabilities ......                       94                       18                       --
                                            -----------              -----------              -----------

NET ASSETS:                                 $   570,928              $    88,252              $       864
                                            ===========              ===========              ===========

                                        MID CAP PORTFOLIO
                                        - SERVICE CLASS 2             COMBINED
                                        -----------------            -----------

ASSETS:
  Investments at market value:              $   468,331              $45,016,095

  Receivables:
    Dividends ................                       --                    1,782
                                            -----------              -----------

      Total Assets ...........                  468,331               45,017,877
                                            -----------              -----------

LIABILITIES:
  Payables:
    Insurance charges ........                       75                    6,759
    Administrative fees ......                        8                      736
                                            -----------              -----------

      Total Liabilities ......                       83                    7,495
                                            -----------              -----------

NET ASSETS:                                 $   468,248              $45,010,382
                                            ===========              ===========

                       See Notes to Financial Statements
                                      -15-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  CAPITAL APPRECIATION   MONEY MARKET      AIM V.I. PREMIER        GROWTH & INCOME
                                                          FUND            PORTFOLIO     EQUITY FUND - SERIES I   PORTFOLIO - CLASS B
                                                  --------------------   ------------   ----------------------   -------------------

INVESTMENT INCOME:
  Dividends ...................................         $     86           $  1,021             $    319               $     14
                                                        --------           --------             --------               --------

EXPENSES:
  Insurance charges ...........................               66              1,428                1,201                    306
  Administrative fees .........................                5                125                  149                     28
                                                        --------           --------             --------               --------

    Total expenses ............................               71              1,553                1,350                    334
                                                        --------           --------             --------               --------

      Net investment income (loss) ............               15               (532)              (1,031)                  (320)
                                                        --------           --------             --------               --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                 --                   --                     87
    Realized gain (loss) on sale of investments              (13)                --              (14,732)                    (8)
                                                        --------           --------             --------               --------

      Realized gain (loss) ....................              (13)                --              (14,732)                    79
                                                        --------           --------             --------               --------

    Change in unrealized gain (loss)
      on investments ..........................           (1,342)                --              (25,443)                (1,568)
                                                        --------           --------             --------               --------

  Net increase (decrease) in net assets
    resulting from operations .................         $ (1,340)          $   (532)            $(41,206)              $ (1,809)
                                                        ========           ========             ========               ========

                       See Notes to Financial Statements
                                      -16-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          PREMIER GROWTH         GLOBAL GROWTH FUND
                                                        PORTFOLIO - CLASS B          - CLASS 2         GROWTH FUND - CLASS 2
                                                        -------------------      ------------------    ---------------------

INVESTMENT INCOME:
  Dividends ...................................              $      --               $   7,033               $     651
                                                             ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                 10,078                   9,803                  22,960
  Administrative fees .........................                  1,239                   1,187                   2,718
                                                             ---------               ---------               ---------

    Total expenses ............................                 11,317                  10,990                  25,678
                                                             ---------               ---------               ---------

      Net investment income (loss) ............                (11,317)                 (3,957)                (25,027)
                                                             ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                      --                      --
    Realized gain (loss) on sale of investments                (43,508)                (15,138)                (80,048)
                                                             ---------               ---------               ---------

      Realized gain (loss) ....................                (43,508)                (15,138)                (80,048)
                                                             ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................               (271,550)               (115,832)               (440,879)
                                                             ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................              $(326,375)              $(134,927)              $(545,954)
                                                             =========               =========               =========

                                                                                 CREDIT SUISSE
                                                        GROWTH-INCOME FUND      EMERGING MARKETS        VIP REIT SERIES -
                                                            - CLASS 2               PORTFOLIO             STANDARD CLASS
                                                        ------------------      ----------------        -----------------

INVESTMENT INCOME:
  Dividends ...................................             $  34,611               $       2               $      --
                                                            ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                37,133                      15                     150
  Administrative fees .........................                 4,466                      --                      13
                                                            ---------               ---------               ---------

    Total expenses ............................                41,599                      15                     163
                                                            ---------               ---------               ---------

      Net investment income (loss) ............                (6,988)                    (13)                   (163)
                                                            ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                      --                      --
    Realized gain (loss) on sale of investments               (36,131)                    383                      (1)
                                                            ---------               ---------               ---------

      Realized gain (loss) ....................               (36,131)                    383                      (1)
                                                            ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................              (592,383)                    (13)                  1,177
                                                            ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................             $(635,502)              $     357               $   1,013
                                                            =========               =========               =========

                       See Notes to Financial Statements
                                      -17-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                     MUTUAL SHARES
                                                APPRECIATION PORTFOLIO  SMALL CAP PORTFOLIO -  FRANKLIN SMALL CAP  SECURITIES FUND -
                                                   - INITIAL SHARES        INITIAL SHARES        FUND - CLASS 2         CLASS 2
                                                ----------------------  ---------------------  ------------------  -----------------

INVESTMENT INCOME:
  Dividends ...................................         $    197              $      2              $    579           $     83
                                                        --------              --------              --------           --------

EXPENSES:
  Insurance charges ...........................               81                    59                 2,998                575
  Administrative fees .........................                7                     6                   361                 60
                                                        --------              --------              --------           --------

    Total expenses ............................               88                    65                 3,359                635
                                                        --------              --------              --------           --------

      Net investment income (loss) ............              109                   (63)               (2,780)              (552)
                                                        --------              --------              --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                    --                    --                204
    Realized gain (loss) on sale of investments               (7)                   (8)              (12,134)              (204)
                                                        --------              --------              --------           --------

      Realized gain (loss) ....................               (7)                   (8)              (12,134)                --
                                                        --------              --------              --------           --------

    Change in unrealized gain (loss)
      on investments ..........................           (1,271)               (1,037)              (67,824)            (1,855)
                                                        --------              --------              --------           --------

  Net increase (decrease) in net assets
    resulting from operations .................         $ (1,169)             $ (1,108)             $(82,738)          $ (2,407)
                                                        ========              ========              ========           ========

                       See Notes to Financial Statements
                                      -18-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         TEMPLETON FOREIGN       TEMPLETON GROWTH
                                                         SECURITIES FUND -       SECURITIES FUND -
                                                              CLASS 2                 CLASS 2         APPRECIATION PORTFOLIO
                                                         -----------------       -----------------    ----------------------

INVESTMENT INCOME:
  Dividends ...................................              $   6,814               $      40               $  23,069
                                                             ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                  5,854                      64                  16,532
  Administrative fees .........................                    706                       6                   1,940
                                                             ---------               ---------               ---------

    Total expenses ............................                  6,560                      70                  18,472
                                                             ---------               ---------               ---------

      Net investment income (loss) ............                    254                     (30)                  4,597
                                                             ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                      40                      --
    Realized gain (loss) on sale of investments                (34,580)                     (4)                (28,910)
                                                             ---------               ---------               ---------

      Realized gain (loss) ....................                (34,580)                     36                 (28,910)
                                                             ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................                (75,537)                 (1,114)               (246,266)
                                                             ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................              $(109,863)              $  (1,108)              $(270,579)
                                                             =========               =========               =========

                                                         DIVERSIFIED STRATEGIC  EQUITY INDEX PORTFOLIO     FUNDAMENTAL VALUE
                                                            INCOME PORTFOLIO       - CLASS II SHARES           PORTFOLIO
                                                         ---------------------  ----------------------     -----------------

INVESTMENT INCOME:
  Dividends ...................................                $ 100,282               $   7,226               $  17,569
                                                               ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                   11,691                   3,492                  17,011
  Administrative fees .........................                    1,443                     403                   2,011
                                                               ---------               ---------               ---------

    Total expenses ............................                   13,134                   3,895                  19,022
                                                               ---------               ---------               ---------

      Net investment income (loss) ............                   87,148                   3,331                  (1,453)
                                                               ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                      --                  25,685
    Realized gain (loss) on sale of investments                   (3,501)                 (4,856)                (42,210)
                                                               ---------               ---------               ---------

      Realized gain (loss) ....................                   (3,501)                 (4,856)                (16,525)
                                                               ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................                  (47,811)                (60,972)               (322,771)
                                                               ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................                $  35,836               $ (62,497)              $(340,749)
                                                               =========               =========               =========

                       See Notes to Financial Statements
                                      -19-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              AGGRESSIVE GROWTH
                                                      EMERGING               GROWTH &        PORTFOLIO - SERVICE  BALANCED PORTFOLIO
                                               GROWTH FUND - CLASS I  INCOME FUND - CLASS I        SHARES          - SERVICE SHARES
                                               ---------------------  ---------------------  -------------------  ------------------

INVESTMENT INCOME:
  Dividends ...................................      $     --               $      5              $     --              $    768
                                                     --------               --------              --------              --------

EXPENSES:
  Insurance charges ...........................            23                      8                 3,007                   176
  Administrative fees .........................             2                     --                   351                    15
                                                     --------               --------              --------              --------

    Total expenses ............................            25                      8                 3,358                   191
                                                     --------               --------              --------              --------

      Net investment income (loss) ............           (25)                    (3)               (3,358)                  577
                                                     --------               --------              --------              --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           478                     48                    --                    --
    Realized gain (loss) on sale of investments            (9)                    (2)              (61,516)                    3
                                                     --------               --------              --------              --------

      Realized gain (loss) ....................           469                     46               (61,516)                    3
                                                     --------               --------              --------              --------

    Change in unrealized gain (loss)
      on investments ..........................        (1,173)                  (243)              (20,634)                 (673)
                                                     --------               --------              --------              --------

  Net increase (decrease) in net assets
    resulting from operations .................      $   (729)              $   (200)             $(85,508)             $    (93)
                                                     ========               ========              ========              ========

                       See Notes to Financial Statements
                                      -20-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY       WORLDWIDE GROWTH
                                                       PORTFOLIO - SERVICE    PORTFOLIO - SERVICE    PORTFOLIO - SERVICE
                                                              SHARES                 SHARES                 SHARES
                                                      --------------------    -------------------    -------------------

INVESTMENT INCOME:
  Dividends ...................................              $     --               $     --               $     15
                                                             --------               --------               --------

EXPENSES:
  Insurance charges ...........................                    15                    112                     35
  Administrative fees .........................                     1                      9                      3
                                                             --------               --------               --------

    Total expenses ............................                    16                    121                     38
                                                             --------               --------               --------

      Net investment income (loss) ............                   (16)                  (121)                   (23)
                                                             --------               --------               --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                     --
    Realized gain (loss) on sale of investments                    (2)                    (5)                  (541)
                                                             --------               --------               --------

      Realized gain (loss) ....................                    (2)                    (5)                  (541)
                                                             --------               --------               --------

    Change in unrealized gain (loss)
      on investments ..........................                  (286)                (2,693)                   (52)
                                                             --------               --------               --------

  Net increase (decrease) in net assets
    resulting from operations .................              $   (304)              $ (2,819)              $   (616)
                                                             ========               ========               ========

                                                                                   PUTNAM VT
                                                                              INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                                      TOTAL RETURN PORTFOLIO    FUND - CLASS IB      VALUE FUND - CLASS IB
                                                      - ADMINISTRATIVE CLASS         SHARES                 SHARES
                                                      ----------------------  --------------------   ---------------------

INVESTMENT INCOME:
  Dividends ...................................              $ 85,565               $    419               $    226
                                                             --------               --------               --------

EXPENSES:
  Insurance charges ...........................                28,275                  1,108                  3,003
  Administrative fees .........................                 3,106                    121                    319
                                                             --------               --------               --------

    Total expenses ............................                31,381                  1,229                  3,322
                                                             --------               --------               --------

      Net investment income (loss) ............                54,184                   (810)                (3,096)
                                                             --------               --------               --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                71,493                     --                  1,104
    Realized gain (loss) on sale of investments                   253                 (6,207)                (9,423)
                                                             --------               --------               --------

      Realized gain (loss) ....................                71,746                 (6,207)                (8,319)
                                                             --------               --------               --------

    Change in unrealized gain (loss)
      on investments ..........................                78,280                 (7,077)               (50,501)
                                                             --------               --------               --------

  Net increase (decrease) in net assets
    resulting from operations .................              $204,210               $(14,094)              $(61,916)
                                                             ========               ========               ========

                       See Notes to Financial Statements
                                      -21-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   PUTNAM VT VOYAGER
                                                   II FUND - CLASS IB                            INVESTORS FUND -   LARGE CAP GROWTH
                                                         SHARES         CAPITAL FUND - CLASS I       CLASS I         FUND - CLASS I
                                                   ------------------   ----------------------   ----------------    ---------------

INVESTMENT INCOME:
  Dividends ...................................         $      --             $   4,827             $   6,965          $      --
                                                        ---------             ---------             ---------          ---------

EXPENSES:
  Insurance charges ...........................               186                10,877                 5,648                 75
  Administrative fees .........................                22                 1,223                   608                  6
                                                        ---------             ---------             ---------          ---------

    Total expenses ............................               208                12,100                 6,256                 81
                                                        ---------             ---------             ---------          ---------

      Net investment income (loss) ............              (208)               (7,273)                  709                (81)
                                                        ---------             ---------             ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                    --                    --                 --
    Realized gain (loss) on sale of investments               (99)              (34,501)              (12,130)                (2)
                                                        ---------             ---------             ---------          ---------

      Realized gain (loss) ....................               (99)              (34,501)              (12,130)                (2)
                                                        ---------             ---------             ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            (5,793)             (218,882)             (104,736)              (557)
                                                        ---------             ---------             ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $  (6,100)            $(260,656)            $(116,157)         $    (640)
                                                        =========             =========             =========          =========

                       See Notes to Financial Statements
                                      -22-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                     SMITH BARNEY PREMIER
                                                        SMALL CAP GROWTH       SMITH BARNEY LARGE     SELECTIONS ALL CAP
                                                         FUND - CLASS I        CAP CORE PORTFOLIO      GROWTH PORTFOLIO
                                                        ----------------       ------------------    --------------------

INVESTMENT INCOME:
  Dividends ...................................              $     --               $    106               $     12
                                                             --------               --------               --------

EXPENSES:
  Insurance charges ...........................                 1,451                     87                    371
  Administrative fees .........................                   171                     10                     41
                                                             --------               --------               --------

    Total expenses ............................                 1,622                     97                    412
                                                             --------               --------               --------

      Net investment income (loss) ............                (1,622)                     9                   (400)
                                                             --------               --------               --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                     --
    Realized gain (loss) on sale of investments                (1,550)                   (10)                (2,629)
                                                             --------               --------               --------

      Realized gain (loss) ....................                (1,550)                   (10)                (2,629)
                                                             --------               --------               --------

    Change in unrealized gain (loss)
      on investments ..........................               (47,494)                (1,550)                (6,654)
                                                             --------               --------               --------

  Net increase (decrease) in net assets
    resulting from operations .................              $(50,666)              $ (1,551)              $ (9,683)
                                                             ========               ========               ========

                                                                              MULTIPLE DISCIPLINE     MULTIPLE DISCIPLINE
                                                        MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED  PORTFOLIO - GLOBAL ALL
                                                        PORTFOLIO - ALL CAP    ALL CAP GROWTH AND       CAP GROWTH AND
                                                          GROWTH AND VALUE            VALUE                 VALUE
                                                        -------------------   --------------------  ----------------------

INVESTMENT INCOME:
  Dividends ...................................              $     --               $     --               $     --
                                                             --------               --------               --------

EXPENSES:
  Insurance charges ...........................                   494                  1,449                     26
  Administrative fees .........................                    44                    161                      3
                                                             --------               --------               --------

    Total expenses ............................                   538                  1,610                     29
                                                             --------               --------               --------

      Net investment income (loss) ............                  (538)                (1,610)                   (29)
                                                             --------               --------               --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                     --
    Realized gain (loss) on sale of investments                   564                      7                     --
                                                             --------               --------               --------

      Realized gain (loss) ....................                   564                      7                     --
                                                             --------               --------               --------

    Change in unrealized gain (loss)
      on investments ..........................                (5,840)               (10,828)                  (509)
                                                             --------               --------               --------

  Net increase (decrease) in net assets
    resulting from operations .................              $ (5,814)              $(12,431)              $   (538)
                                                             ========               ========               ========

                       See Notes to Financial Statements
                                      -23-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   MULTIPLE DISCIPLINE
                                                  PORTFOLIO - LARGE CAP  CONVERTIBLE SECURITIES  DISCIPLINED MID CAP   EQUITY INCOME
                                                     GROWTH AND VALUE          PORTFOLIO           STOCK PORTFOLIO       PORTFOLIO
                                                  ---------------------  ----------------------  -------------------   -------------

INVESTMENT INCOME:
  Dividends ...................................          $     --               $  2,995               $     35           $  7,672
                                                         --------               --------               --------           --------

EXPENSES:
  Insurance charges ...........................                60                    191                     45              6,626
  Administrative fees .........................                 5                     18                      4                795
                                                         --------               --------               --------           --------

    Total expenses ............................                65                    209                     49              7,421
                                                         --------               --------               --------           --------

      Net investment income (loss) ............               (65)                 2,786                    (14)               251
                                                         --------               --------               --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                     43                      3                 --
    Realized gain (loss) on sale of investments                --                      3                     (8)              (698)
                                                         --------               --------               --------           --------

      Realized gain (loss) ....................                --                     46                     (5)              (698)
                                                         --------               --------               --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            (1,233)                  (127)                  (381)           (82,816)
                                                         --------               --------               --------           --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ (1,298)              $  2,705               $   (400)          $(83,263)
                                                         ========               ========               ========           ========

                       See Notes to Financial Statements
                                      -24-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       FEDERATED HIGH YIELD       FEDERATED STOCK
                                                             PORTFOLIO               PORTFOLIO          LARGE CAP PORTFOLIO
                                                       --------------------       ---------------       -------------------

INVESTMENT INCOME:
  Dividends ...................................              $   2,923               $     535               $   1,302
                                                             ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                     63                     122                   2,693
  Administrative fees .........................                      5                      11                     327
                                                             ---------               ---------               ---------

    Total expenses ............................                     68                     133                   3,020
                                                             ---------               ---------               ---------

      Net investment income (loss) ............                  2,855                     402                  (1,718)
                                                             ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                      --                      --
    Realized gain (loss) on sale of investments                     (4)                     (7)                (25,325)
                                                             ---------               ---------               ---------

      Realized gain (loss) ....................                     (4)                     (7)                (25,325)
                                                             ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................                 (2,312)                 (1,300)                (36,824)
                                                             ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................              $     539               $    (905)              $ (63,867)
                                                             =========               =========               =========

                                                       LAZARD INTERNATIONAL        MFS EMERGING          MFS MID CAP GROWTH
                                                         STOCK PORTFOLIO         GROWTH PORTFOLIO            PORTFOLIO
                                                       --------------------      ----------------        ------------------

INVESTMENT INCOME:
  Dividends ...................................              $     105               $      --               $      --
                                                             ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                     43                   3,424                      13
  Administrative fees .........................                      3                     413                       1
                                                             ---------               ---------               ---------

    Total expenses ............................                     46                   3,837                      14
                                                             ---------               ---------               ---------

      Net investment income (loss) ............                     59                  (3,837)                    (14)
                                                             ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                      --                      --
    Realized gain (loss) on sale of investments                    733                 (82,531)                     (5)
                                                             ---------               ---------               ---------

      Realized gain (loss) ....................                    733                 (82,531)                     (5)
                                                             ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................                    (63)                (41,037)                   (509)
                                                             ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................              $     729               $(127,405)              $    (528)
                                                             =========               =========               =========

                       See Notes to Financial Statements
                                      -25-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      MFS RESEARCH    TRAVELERS QUALITY          AIM CAPITAL         ALLIANCE GROWTH
                                                       PORTFOLIO       BOND PORTFOLIO      APPRECIATION PORTFOLIO       PORTFOLIO
                                                      ------------    -----------------    ----------------------    ---------------

INVESTMENT INCOME:
  Dividends ...................................        $   1,768          $   7,701               $      --             $   2,250
                                                       ---------          ---------               ---------             ---------

EXPENSES:
  Insurance charges ...........................            3,339                577                     898                 4,386
  Administrative fees .........................              412                 51                      90                   528
                                                       ---------          ---------               ---------             ---------

    Total expenses ............................            3,751                628                     988                 4,914
                                                       ---------          ---------               ---------             ---------

      Net investment income (loss) ............           (1,983)             7,073                    (988)               (2,664)
                                                       ---------          ---------               ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --              2,184                      --                    --
    Realized gain (loss) on sale of investments          (25,792)                (1)                 (1,254)              (39,470)
                                                       ---------          ---------               ---------             ---------

      Realized gain (loss) ....................          (25,792)             2,183                  (1,254)              (39,470)
                                                       ---------          ---------               ---------             ---------

    Change in unrealized gain (loss)
      on investments ..........................          (60,034)            (5,915)                (14,642)             (116,397)
                                                       ---------          ---------               ---------             ---------

  Net increase (decrease) in net assets
    resulting from operations .................        $ (87,809)         $   3,341               $ (16,884)            $(158,531)
                                                       =========          =========               =========             =========

                       See Notes to Financial Statements
                                      -26-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                      SMITH BARNEY
                                                          MFS TOTAL RETURN          AGGRESSIVE GROWTH         SMITH BARNEY HIGH
                                                              PORTFOLIO                 PORTFOLIO             INCOME PORTFOLIO
                                                          ----------------          -----------------         -----------------

INVESTMENT INCOME:
  Dividends ...................................              $   175,629               $        --               $   236,522
                                                             -----------               -----------               -----------

EXPENSES:
  Insurance charges ...........................                   31,039                    36,072                    10,077
  Administrative fees .........................                    3,740                     4,240                     1,245
                                                             -----------               -----------               -----------

    Total expenses ............................                   34,779                    40,312                    11,322
                                                             -----------               -----------               -----------

      Net investment income (loss) ............                  140,850                   (40,312)                  225,200
                                                             -----------               -----------               -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  102,728                        --                        --
    Realized gain (loss) on sale of investments                  (21,174)                 (119,812)                  (11,325)
                                                             -----------               -----------               -----------

      Realized gain (loss) ....................                   81,554                  (119,812)                  (11,325)
                                                             -----------               -----------               -----------

    Change in unrealized gain (loss)
      on investments ..........................                 (401,857)               (1,036,421)                 (250,190)
                                                             -----------               -----------               -----------

  Net increase (decrease) in net assets
    resulting from operations .................              $  (179,453)              $(1,196,545)              $   (36,315)
                                                             ===========               ===========               ===========

                                                              SMITH BARNEY                                      SMITH BARNEY LARGE
                                                          INTERNATIONAL ALL CAP      SMITH BARNEY LARGE       CAPITALIZATION GROWTH
                                                             GROWTH PORTFOLIO        CAP VALUE PORTFOLIO            PORTFOLIO
                                                          ---------------------      -------------------      ---------------------

INVESTMENT INCOME:
  Dividends ...................................                $     1,678               $    34,673               $     5,005
                                                               -----------               -----------               -----------

EXPENSES:
  Insurance charges ...........................                      2,177                    10,416                    15,931
  Administrative fees .........................                        266                     1,241                     1,840
                                                               -----------               -----------               -----------

    Total expenses ............................                      2,443                    11,657                    17,771
                                                               -----------               -----------               -----------

      Net investment income (loss) ............                       (765)                   23,016                   (12,766)
                                                               -----------               -----------               -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                         --                        --                        --
    Realized gain (loss) on sale of investments                    (16,836)                  (29,505)                  (43,886)
                                                               -----------               -----------               -----------

      Realized gain (loss) ....................                    (16,836)                  (29,505)                  (43,886)
                                                               -----------               -----------               -----------

    Change in unrealized gain (loss)
      on investments ..........................                    (38,773)                 (261,548)                 (314,548)
                                                               -----------               -----------               -----------

  Net increase (decrease) in net assets
    resulting from operations .................                $   (56,374)              $  (268,037)              $  (371,200)
                                                               ===========               ===========               ===========

                       See Notes to Financial Statements
                                      -27-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   SMITH BARNEY MID    SMITH BARNEY MONEY   TRAVELERS MANAGED        VAN KAMPEN
                                                  CAP CORE PORTFOLIO    MARKET PORTFOLIO    INCOME PORTFOLIO    ENTERPRISE PORTFOLIO
                                                  ------------------   ------------------   -----------------   --------------------

INVESTMENT INCOME:
  Dividends ...................................        $     846            $  31,270           $ 168,607             $     678
                                                       ---------            ---------           ---------             ---------

EXPENSES:
  Insurance charges ...........................           10,073               34,453              14,397                 1,073
  Administrative fees .........................            1,154                3,839               1,706                   130
                                                       ---------            ---------           ---------             ---------

    Total expenses ............................           11,227               38,292              16,103                 1,203
                                                       ---------            ---------           ---------             ---------

      Net investment income (loss) ............          (10,381)              (7,022)            152,504                  (525)
                                                       ---------            ---------           ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                   --              11,866                    --
    Realized gain (loss) on sale of investments           (8,081)                  --              (2,440)               (9,191)
                                                       ---------            ---------           ---------             ---------

      Realized gain (loss) ....................           (8,081)                  --               9,426                (9,191)
                                                       ---------            ---------           ---------             ---------

    Change in unrealized gain (loss)
      on investments ..........................         (157,809)                  --            (133,289)              (22,326)
                                                       ---------            ---------           ---------             ---------

  Net increase (decrease) in net assets
    resulting from operations .................        $(176,271)           $  (7,022)          $  28,641             $ (32,042)
                                                       =========            =========           =========             =========

                       See Notes to Financial Statements
                                      -28-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                  EMERGING GROWTH
                                                       COMSTOCK PORTFOLIO -     PORTFOLIO - CLASS I   ENTERPRISE PORTFOLIO -
                                                          CLASS II SHARES              SHARES             CLASS II SHARES
                                                       --------------------     -------------------   ----------------------

INVESTMENT INCOME:
  Dividends ...................................              $      --               $   1,438               $      --
                                                             ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                    698                   5,175                      21
  Administrative fees .........................                     62                     632                       3
                                                             ---------               ---------               ---------

    Total expenses ............................                    760                   5,807                      24
                                                             ---------               ---------               ---------

      Net investment income (loss) ............                   (760)                 (4,369)                    (24)
                                                             ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                      --                      --
    Realized gain (loss) on sale of investments                    120                 (78,198)                     (5)
                                                             ---------               ---------               ---------

      Realized gain (loss) ....................                    120                 (78,198)                     (5)
                                                             ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................                  7,195                 (91,720)                   (525)
                                                             ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................              $   6,555               $(174,287)              $    (554)
                                                             =========               =========               =========

                                                       SMITH BARNEY SMALL
                                                            CAP GROWTH            CONTRAFUND(R)           CONTRAFUND(R)
                                                          OPPORTUNITIES        PORTFOLIO - SERVICE     PORTFOLIO - SERVICE
                                                            PORTFOLIO                 CLASS                  CLASS 2
                                                       ------------------      -------------------     -------------------

INVESTMENT INCOME:
  Dividends ...................................             $      --               $   2,616               $      --
                                                            ---------               ---------               ---------

EXPENSES:
  Insurance charges ...........................                   678                   5,652                     211
  Administrative fees .........................                    82                     665                      18
                                                            ---------               ---------               ---------

    Total expenses ............................                   760                   6,317                     229
                                                            ---------               ---------               ---------

      Net investment income (loss) ............                  (760)                 (3,701)                   (229)
                                                            ---------               ---------               ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                      --                      --
    Realized gain (loss) on sale of investments                (3,575)                 (7,423)                      1
                                                            ---------               ---------               ---------

      Realized gain (loss) ....................                (3,575)                 (7,423)                      1
                                                            ---------               ---------               ---------

    Change in unrealized gain (loss)
      on investments ..........................               (12,159)                (41,976)                   (161)
                                                            ---------               ---------               ---------

  Net increase (decrease) in net assets
    resulting from operations .................             $ (16,494)              $ (53,100)              $    (389)
                                                            =========               =========               =========

                       See Notes to Financial Statements
                                      -29-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                           DYNAMIC CAPITAL
                                                        APPRECIATION PORTFOLIO     MID CAP PORTFOLIO -
                                                          - SERVICE CLASS 2          SERVICE CLASS 2              COMBINED
                                                        ----------------------     -------------------           -----------

INVESTMENT INCOME:
  Dividends ...................................              $         2               $        --               $   984,756
                                                             -----------               -----------               -----------

EXPENSES:
  Insurance charges ...........................                       12                     1,215                   399,773
  Administrative fees .........................                       --                       125                    46,740
                                                             -----------               -----------               -----------

    Total expenses ............................                       12                     1,340                   446,513
                                                             -----------               -----------               -----------

      Net investment income (loss) ............                      (10)                   (1,340)                  538,243
                                                             -----------               -----------               -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                        --                   215,963
    Realized gain (loss) on sale of investments                       (2)                       26                  (969,074)
                                                             -----------               -----------               -----------

      Realized gain (loss) ....................                       (2)                       26                  (753,111)
                                                             -----------               -----------               -----------

    Change in unrealized gain (loss)
      on investments ..........................                     (124)                    2,344                (5,799,663)
                                                             -----------               -----------               -----------

  Net increase (decrease) in net assets
    resulting from operations .................              $      (136)              $     1,030               $(6,014,531)
                                                             ===========               ===========               ===========

                       See Notes to Financial Statements
                                      -30-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                             CAPITAL APPRECIATION FUND                  MONEY MARKET PORTFOLIO
                                                         --------------------------------          -------------------------------
                                                            2002                   2001               2002                   2001
                                                         ---------               -------           ---------               -------

OPERATIONS:
  Net investment income (loss) ............              $      15               $    --           $    (532)              $    --
  Realized gain (loss) ....................                    (13)                   --                  --                    --
  Change in unrealized gain (loss)
    on investments ........................                 (1,342)                   --                  --                    --
                                                         ---------               -------           ---------               -------

    Net increase (decrease) in net assets
      resulting from operations ...........                 (1,340)                   --                (532)                   --
                                                         ---------               -------           ---------               -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                  6,000                    --             521,103                    --
  Participant transfers from other
    funding options .......................                     --                    --             283,300                    --
  Administrative charges ..................                     --                    --                  (4)                   --
  Contract surrenders .....................                     --                    --                  --                    --
  Participant transfers to other
    funding options .......................                     --                    --            (302,740)                   --
  Other payments to participants ..........                     --                    --                  --                    --
                                                         ---------               -------           ---------               -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                  6,000                    --             501,659                    --
                                                         ---------               -------           ---------               -------

      Net increase (decrease) in net assets                  4,660                    --             501,127                    --

NET ASSETS:
    Beginning of year .....................                     --                    --                  --                    --
                                                         ---------               -------           ---------               -------
    End of year ...........................              $   4,660               $    --           $ 501,127               $    --
                                                         =========               =======           =========               =======

                                                           AIM V.I. PREMIER EQUITY FUND -
                                                                      SERIES I
                                                         ---------------------------------
                                                            2002                    2001
                                                         ---------               ---------

OPERATIONS:
  Net investment income (loss) ............              $  (1,031)              $    (249)
  Realized gain (loss) ....................                (14,732)                  2,121
  Change in unrealized gain (loss)
    on investments ........................                (25,443)                   (980)
                                                         ---------               ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                (41,206)                    892
                                                         ---------               ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                 21,289                   3,000
  Participant transfers from other
    funding options .......................                 46,830                 111,734
  Administrative charges ..................                    (34)                     --
  Contract surrenders .....................                 (1,102)                     --
  Participant transfers to other
    funding options .......................                (59,115)                     --
  Other payments to participants ..........                     --                      --
                                                         ---------               ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                  7,868                 114,734
                                                         ---------               ---------

      Net increase (decrease) in net assets                (33,338)                115,626

NET ASSETS:
    Beginning of year .....................                115,626                      --
                                                         ---------               ---------
    End of year ...........................              $  82,288               $ 115,626
                                                         =========               =========

                       See Notes to Financial Statements
                                      -31-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                          GROWTH & INCOME PORTFOLIO -                 PREMIER GROWTH PORTFOLIO -
                                                                   CLASS B                                     CLASS B
                                                        ------------------------------             --------------------------------
                                                           2002                  2001                 2002                   2001
                                                        ---------              -------             ---------              ---------

OPERATIONS:
  Net investment income (loss) ............             $    (320)             $    --             $ (11,317)             $ (11,085)
  Realized gain (loss) ....................                    79                   --               (43,508)                27,433
  Change in unrealized gain (loss)
    on investments ........................                (1,568)                  --              (271,550)              (170,741)
                                                        ---------              -------             ---------              ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                (1,809)                  --              (326,375)              (154,393)
                                                        ---------              -------             ---------              ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                 3,000                   --                 6,400                295,537
  Participant transfers from other
    funding options .......................                66,600                   --                99,615                253,573
  Administrative charges ..................                    --                   --                  (416)                  (355)
  Contract surrenders .....................                    --                   --               (16,819)                (8,035)
  Participant transfers to other
    funding options .......................                    --                   --               (54,167)               (46,500)
  Other payments to participants ..........                    --                   --                    --                 (8,496)
                                                        ---------              -------             ---------              ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                69,600                   --                34,613                485,724
                                                        ---------              -------             ---------              ---------

      Net increase (decrease) in net assets                67,791                   --              (291,762)               331,331

NET ASSETS:
    Beginning of year .....................                    --                   --               981,895                650,564
                                                        ---------              -------             ---------              ---------
    End of year ...........................             $  67,791              $    --             $ 690,133              $ 981,895
                                                        =========              =======             =========              =========

                                                           GLOBAL GROWTH FUND - CLASS 2
                                                        --------------------------------
                                                           2002                   2001
                                                        ---------              ---------

OPERATIONS:
  Net investment income (loss) ............             $  (3,957)             $  (3,441)
  Realized gain (loss) ....................               (15,138)                47,345
  Change in unrealized gain (loss)
    on investments ........................              (115,832)              (125,391)
                                                        ---------              ---------

    Net increase (decrease) in net assets
      resulting from operations ...........              (134,927)               (81,487)
                                                        ---------              ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                94,727                227,115
  Participant transfers from other
    funding options .......................               292,117                114,430
  Administrative charges ..................                  (229)                  (111)
  Contract surrenders .....................               (22,631)                (3,046)
  Participant transfers to other
    funding options .......................               (19,718)               (13,678)
  Other payments to participants ..........                    --                     --
                                                        ---------              ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               344,266                324,710
                                                        ---------              ---------

      Net increase (decrease) in net assets               209,339                243,223

NET ASSETS:
    Beginning of year .....................               679,965                436,742
                                                        ---------              ---------
    End of year ...........................             $ 889,304              $ 679,965
                                                        =========              =========

                       See Notes to Financial Statements
                                      -32-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                              GROWTH FUND - CLASS 2                   GROWTH-INCOME FUND - CLASS 2
                                                        --------------------------------            -------------------------------
                                                            2002                 2001                   2002                2001
                                                        -----------          -----------            -----------         -----------

OPERATIONS:
  Net investment income (loss) ............             $   (25,027)         $    (7,873)           $    (6,988)        $     2,611
  Realized gain (loss) ....................                 (80,048)             214,518                (36,131)             96,457
  Change in unrealized gain (loss)
    on investments ........................                (440,879)            (319,481)              (592,383)            (56,542)
                                                        -----------          -----------            -----------         -----------

    Net increase (decrease) in net assets
      resulting from operations ...........                (545,954)            (112,836)              (635,502)             42,526
                                                        -----------          -----------            -----------         -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                 575,877              716,026                767,495             987,127
  Participant transfers from other
    funding options .......................                 679,930              382,675              1,150,298             923,357
  Administrative charges ..................                    (406)                (206)                  (596)               (128)
  Contract surrenders .....................                 (58,084)              (4,779)              (127,285)            (20,506)
  Participant transfers to other
    funding options .......................                 (77,447)             (30,937)               (64,307)            (16,437)
  Other payments to participants ..........                      --                   --                (20,017)                 --
                                                        -----------          -----------            -----------         -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               1,119,870            1,062,779              1,705,588           1,873,413
                                                        -----------          -----------            -----------         -----------

      Net increase (decrease) in net assets                 573,916              949,943              1,070,086           1,915,939

NET ASSETS:
    Beginning of year .....................               1,438,169              488,226              2,287,296             371,357
                                                        -----------          -----------            -----------         -----------
    End of year ...........................             $ 2,012,085          $ 1,438,169            $ 3,357,382         $ 2,287,296
                                                        ===========          ===========            ===========         ===========

                                                         CREDIT SUISSE EMERGING MARKETS
                                                                    PORTFOLIO                       VIP REIT SERIES - STANDARD CLASS
                                                         ------------------------------             --------------------------------
                                                             2002                 2001                  2002                 2001
                                                         -----------            -------             -----------            -------

OPERATIONS:
  Net investment income (loss) ............              $       (13)           $    --             $      (163)           $    --
  Realized gain (loss) ....................                      383                 --                      (1)                --
  Change in unrealized gain (loss)
    on investments ........................                      (13)                --                   1,177                 --
                                                         -----------            -------             -----------            -------

    Net increase (decrease) in net assets
      resulting from operations ...........                      357                 --                   1,013                 --
                                                         -----------            -------             -----------            -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                    1,000                 --                  89,696                 --
  Participant transfers from other
    funding options .......................                   42,229                 --                  14,761                 --
  Administrative charges ..................                       --                 --                      --                 --
  Contract surrenders .....................                       --                 --                      --                 --
  Participant transfers to other
    funding options .......................                  (42,785)                --                    (115)                --
  Other payments to participants ..........                       --                 --                      --                 --
                                                         -----------            -------             -----------            -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                      444                 --                 104,342                 --
                                                         -----------            -------             -----------            -------

      Net increase (decrease) in net assets                      801                 --                 105,355                 --

NET ASSETS:
    Beginning of year .....................                       --                 --                      --                 --
                                                         -----------            -------             -----------            -------
    End of year ...........................              $       801            $    --             $   105,355            $    --
                                                         ===========            =======             ===========            =======

                       See Notes to Financial Statements
                                      -33-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       APPRECIATION PORTFOLIO - INITIAL            SMALL CAP PORTFOLIO - INITIAL
                                                                   SHARES                                      SHARES
                                                       --------------------------------            ------------------------------
                                                           2002                  2001                 2002                  2001
                                                        ---------              -------             ---------              -------

OPERATIONS:
  Net investment income (loss) ............             $     109              $    --             $     (63)             $    --
  Realized gain (loss) ....................                    (7)                  --                    (8)                  --
  Change in unrealized gain (loss)
    on investments ........................                (1,271)                  --                (1,037)                  --
                                                        ---------              -------             ---------              -------

    Net increase (decrease) in net assets
      resulting from operations ...........                (1,169)                  --                (1,108)                  --
                                                        ---------              -------             ---------              -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                11,344                   --                 9,803                   --
  Participant transfers from other
    funding options .......................                12,081                   --                 1,587                   --
  Administrative charges ..................                    --                   --                    --                   --
  Contract surrenders .....................                    --                   --                    --                   --
  Participant transfers to other
    funding options .......................                    --                   --                    --                   --
  Other payments to participants ..........                    --                   --                    --                   --
                                                        ---------              -------             ---------              -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                23,425                   --                11,390                   --
                                                        ---------              -------             ---------              -------

      Net increase (decrease) in net assets                22,256                   --                10,282                   --

NET ASSETS:
    Beginning of year .....................                    --                   --                    --                   --
                                                        ---------              -------             ---------              -------
    End of year ...........................             $  22,256              $    --             $  10,282              $    --
                                                        =========              =======             =========              =======

                                                       FRANKLIN SMALL CAP FUND - CLASS 2
                                                       ---------------------------------
                                                          2002                   2001
                                                       ---------              ---------

OPERATIONS:
  Net investment income (loss) ............            $  (2,780)             $  (2,050)
  Realized gain (loss) ....................              (12,134)                (2,260)
  Change in unrealized gain (loss)
    on investments ........................              (67,824)               (28,342)
                                                       ---------              ---------

    Net increase (decrease) in net assets
      resulting from operations ...........              (82,738)               (32,652)
                                                       ---------              ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               18,844                 60,344
  Participant transfers from other
    funding options .......................              113,009                 40,055
  Administrative charges ..................                 (110)                   (62)
  Contract surrenders .....................               (1,503)                (1,237)
  Participant transfers to other
    funding options .......................              (16,182)                (5,568)
  Other payments to participants ..........                   --                 (1,511)
                                                       ---------              ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              114,058                 92,021
                                                       ---------              ---------

      Net increase (decrease) in net assets               31,320                 59,369

NET ASSETS:
    Beginning of year .....................              245,247                185,878
                                                       ---------              ---------
    End of year ...........................            $ 276,567              $ 245,247
                                                       =========              =========

                       See Notes to Financial Statements
                                      -34-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     MUTUAL SHARES SECURITIES FUND -             TEMPLETON FOREIGN SECURITIES
                                                                 CLASS 2                                FUND - CLASS 2
                                                    --------------------------------         ------------------------------------
                                                        2002                   2001              2002                     2001
                                                    -----------              -------         -----------              -----------

OPERATIONS:
  Net investment income (loss) ............         $      (552)             $    --         $       254              $     2,910
  Realized gain (loss) ....................                  --                   --             (34,580)                  40,684
  Change in unrealized gain (loss)
    on investments ........................              (1,855)                  --             (75,537)                 (74,168)
                                                    -----------              -------         -----------              -----------

    Net increase (decrease) in net assets
      resulting from operations ...........              (2,407)                  --            (109,863)                 (30,574)
                                                    -----------              -------         -----------              -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              44,961                   --              40,074                  232,631
  Participant transfers from other
    funding options .......................             165,026                   --             312,205                   77,795
  Administrative charges ..................                  (1)                  --                (116)                     (41)
  Contract surrenders .....................                (336)                  --              (3,192)                    (639)
  Participant transfers to other
    funding options .......................                  --                   --             (85,950)                  (7,144)
  Other payments to participants ..........             (20,135)                  --                  --                   (5,099)
                                                    -----------              -------         -----------              -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             189,515                   --             263,021                  297,503
                                                    -----------              -------         -----------              -----------

      Net increase (decrease) in net assets             187,108                   --             153,158                  266,929

NET ASSETS:
    Beginning of year .....................                  --                   --             417,545                  150,616
                                                    -----------              -------         -----------              -----------
    End of year ...........................         $   187,108              $    --         $   570,703              $   417,545
                                                    ===========              =======         ===========              ===========

                                                      TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 2                          APPRECIATION PORTFOLIO
                                                    --------------------------------          ------------------------------------
                                                        2002                   2001               2002                     2001
                                                    -----------              -------          -----------              -----------

OPERATIONS:
  Net investment income (loss) ............         $       (30)             $    --          $     4,597              $        74
  Realized gain (loss) ....................                  36                   --              (28,910)                  (1,698)
  Change in unrealized gain (loss)
    on investments ........................              (1,114)                  --             (246,266)                 (27,389)
                                                    -----------              -------          -----------              -----------

    Net increase (decrease) in net assets
      resulting from operations ...........              (1,108)                  --             (270,579)                 (29,013)
                                                    -----------              -------          -----------              -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              40,535                   --              619,100                  477,315
  Participant transfers from other
    funding options .......................               8,081                   --              643,245                  126,222
  Administrative charges ..................                  --                   --                 (288)                    (105)
  Contract surrenders .....................                  --                   --              (20,994)                  (8,149)
  Participant transfers to other
    funding options .......................                  --                   --             (145,629)                  (9,934)
  Other payments to participants ..........                  --                   --              (23,229)                      --
                                                    -----------              -------          -----------              -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              48,616                   --            1,072,205                  585,349
                                                    -----------              -------          -----------              -----------

      Net increase (decrease) in net assets              47,508                   --              801,626                  556,336

NET ASSETS:
    Beginning of year .....................                  --                   --              804,465                  248,129
                                                    -----------              -------          -----------              -----------
    End of year ...........................         $    47,508              $    --          $ 1,606,091              $   804,465
                                                    ===========              =======          ===========              ===========

                       See Notes to Financial Statements
                                      -35-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        DIVERSIFIED STRATEGIC INCOME             EQUITY INDEX PORTFOLIO - CLASS II
                                                                 PORTFOLIO                                    SHARES
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $    87,148           $    30,918           $     3,331           $      (904)
  Realized gain (loss) ....................               (3,501)               (2,052)               (4,856)                 (534)
  Change in unrealized gain (loss)
    on investments ........................              (47,811)              (26,805)              (60,972)              (17,681)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........               35,836                 2,061               (62,497)              (19,119)
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               61,184               171,818               115,766               120,126
  Participant transfers from other
    funding options .......................              369,960               495,059               180,598                62,820
  Administrative charges ..................                 (100)                  (27)                  (71)                  (31)
  Contract surrenders .....................              (25,633)               (6,134)               (5,686)               (3,980)
  Participant transfers to other
    funding options .......................              (52,024)              (26,770)              (23,471)                   --
  Other payments to participants ..........                   --                    --                    --                    --
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              353,387               633,946               267,136               178,935
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets              389,223               636,007               204,639               159,816

NET ASSETS:
    Beginning of year .....................              769,689               133,682               241,395                81,579
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $ 1,158,912           $   769,689           $   446,034           $   241,395
                                                     ===========           ===========           ===========           ===========

                                                        FUNDAMENTAL VALUE PORTFOLIO
                                                     ---------------------------------
                                                         2002                  2001
                                                     -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $    (1,453)          $    (4,437)
  Realized gain (loss) ....................              (16,525)               59,691
  Change in unrealized gain (loss)
    on investments ........................             (322,771)              (60,646)
                                                     -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........             (340,749)               (5,392)
                                                     -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              297,979               520,050
  Participant transfers from other
    funding options .......................              658,826               319,969
  Administrative charges ..................                 (392)                  (75)
  Contract surrenders .....................              (31,996)              (11,369)
  Participant transfers to other
    funding options .......................             (115,806)               (1,519)
  Other payments to participants ..........              (19,625)                   --
                                                     -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              788,986               827,056
                                                     -----------           -----------

      Net increase (decrease) in net assets              448,237               821,664

NET ASSETS:
    Beginning of year .....................            1,128,058               306,394
                                                     -----------           -----------
    End of year ...........................          $ 1,576,295           $ 1,128,058
                                                     ===========           ===========

                       See Notes to Financial Statements
                                      -36-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    EMERGING GROWTH FUND - CLASS I      GROWTH & INCOME FUND - CLASS I
                                                    ------------------------------      ------------------------------
                                                        2002               2001              2002               2001
                                                     ---------           -------          ---------           -------

OPERATIONS:
  Net investment income (loss) ............          $     (25)          $    --          $      (3)          $    --
  Realized gain (loss) ....................                469                --                 46                --
  Change in unrealized gain (loss)
    on investments ........................             (1,173)               --               (243)               --
                                                     ---------           -------          ---------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........               (729)               --               (200)               --
                                                     ---------           -------          ---------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              2,999                --              1,000                --
  Participant transfers from other
    funding options .......................                 --                --                 --                --
  Administrative charges ..................                 --                --                 --                --
  Contract surrenders .....................                 --                --                 --                --
  Participant transfers to other
    funding options .......................                 --                --                 --                --
  Other payments to participants ..........                 --                --                 --                --
                                                     ---------           -------          ---------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              2,999                --              1,000                --
                                                     ---------           -------          ---------           -------

      Net increase (decrease) in net assets              2,270                --                800                --

NET ASSETS:
    Beginning of year .....................                 --                --                 --                --
                                                     ---------           -------          ---------           -------
    End of year ...........................          $   2,270           $    --          $     800           $    --
                                                     =========           =======          =========           =======

                                                    AGGRESSIVE GROWTH PORTFOLIO -           BALANCED PORTFOLIO - SERVICE
                                                           SERVICE SHARES                             SHARES
                                                    -----------------------------           ----------------------------
                                                       2002                2001                2002               2001
                                                    ---------           ---------           ---------           -------

OPERATIONS:
  Net investment income (loss) ............         $  (3,358)          $  (3,502)          $     577           $    --
  Realized gain (loss) ....................           (61,516)             (5,099)                  3                --
  Change in unrealized gain (loss)
    on investments ........................           (20,634)           (127,169)               (673)               --
                                                    ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........           (85,508)           (135,770)                (93)               --
                                                    ---------           ---------           ---------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            48,730              75,015              11,000                --
  Participant transfers from other
    funding options .......................            68,016              22,342              58,833                --
  Administrative charges ..................              (114)                (97)                 --                --
  Contract surrenders .....................            (4,055)               (322)               (494)               --
  Participant transfers to other
    funding options .......................           (51,441)             (4,326)                 --                --
  Other payments to participants ..........                --                  --                  --                --
                                                    ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            61,136              92,612              69,339                --
                                                    ---------           ---------           ---------           -------

      Net increase (decrease) in net assets           (24,372)            (43,158)             69,246                --

NET ASSETS:
    Beginning of year .....................           248,790             291,948                  --                --
                                                    ---------           ---------           ---------           -------
    End of year ...........................         $ 224,418           $ 248,790           $  69,246           $    --
                                                    =========           =========           =========           =======

                       See Notes to Financial Statements
                                      -37-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       GLOBAL LIFE SCIENCES PORTFOLIO -           GLOBAL TECHNOLOGY PORTFOLIO -
                                                               SERVICE SHARES                           SERVICE SHARES
                                                       --------------------------------           -----------------------------
                                                          2002                  2001                2002                  2001
                                                        --------              -------             --------              -------

OPERATIONS:
  Net investment income (loss) ............             $    (16)             $    --             $   (121)             $    --
  Realized gain (loss) ....................                   (2)                  --                   (5)                  --
  Change in unrealized gain (loss)
    on investments ........................                 (286)                  --               (2,693)                  --
                                                        --------              -------             --------              -------

    Net increase (decrease) in net assets
      resulting from operations ...........                 (304)                  --               (2,819)                  --
                                                        --------              -------             --------              -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                1,750                   --               48,644                   --
  Participant transfers from other
    funding options .......................                   --                   --                   --                   --
  Administrative charges ..................                   --                   --                   --                   --
  Contract surrenders .....................                   --                   --                   --                   --
  Participant transfers to other
    funding options .......................                   --                   --                   --                   --
  Other payments to participants ..........                   --                   --                   --                   --
                                                        --------              -------             --------              -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                1,750                   --               48,644                   --
                                                        --------              -------             --------              -------

      Net increase (decrease) in net assets                1,446                   --               45,825                   --

NET ASSETS:
    Beginning of year .....................                   --                   --                   --                   --
                                                        --------              -------             --------              -------
    End of year ...........................             $  1,446              $    --             $ 45,825              $    --
                                                        ========              =======             ========              =======

                                                        WORLDWIDE GROWTH PORTFOLIO -
                                                               SERVICE SHARES
                                                       -----------------------------
                                                         2002                  2001
                                                       --------              -------

OPERATIONS:
  Net investment income (loss) ............            $    (23)             $    --
  Realized gain (loss) ....................                (541)                  --
  Change in unrealized gain (loss)
    on investments ........................                 (52)                  --
                                                       --------              -------

    Net increase (decrease) in net assets
      resulting from operations ...........                (616)                  --
                                                       --------              -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               3,000                   --
  Participant transfers from other
    funding options .......................              39,229                   --
  Administrative charges ..................                  --                   --
  Contract surrenders .....................                  --                   --
  Participant transfers to other
    funding options .......................             (39,395)                  --
  Other payments to participants ..........                  --                   --
                                                       --------              -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               2,834                   --
                                                       --------              -------

      Net increase (decrease) in net assets               2,218                   --

NET ASSETS:
    Beginning of year .....................                  --                   --
                                                       --------              -------
    End of year ...........................            $  2,218              $    --
                                                       ========              =======

                       See Notes to Financial Statements
                                      -38-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                          TOTAL RETURN PORTFOLIO -                PUTNAM VT INTERNATIONAL GROWTH
                                                            ADMINISTRATIVE CLASS                      FUND - CLASS IB SHARES
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $    54,184           $     2,452           $      (810)          $       (54)
  Realized gain (loss) ....................               71,746                11,324                (6,207)                   (5)
  Change in unrealized gain (loss)
    on investments ........................               78,280               (18,160)               (7,077)                 (292)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........              204,210                (4,384)              (14,094)                 (351)
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              833,798               418,420                80,816                 5,500
  Participant transfers from other
    funding options .......................            5,428,032               230,696               160,995                 7,897
  Administrative charges ..................                 (176)                   (3)                   (9)                   --
  Contract surrenders .....................              (37,924)                 (359)               (2,308)                   --
  Participant transfers to other
    funding options .......................             (198,947)                   --               (93,515)                  (13)
  Other payments to participants ..........                   --                    --                    --                    --
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            6,024,783               648,754               145,979                13,384
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets            6,228,993               644,370               131,885                13,033

NET ASSETS:
    Beginning of year .....................              644,370                    --                13,033                    --
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $ 6,873,363           $   644,370           $   144,918           $    13,033
                                                     ===========           ===========           ===========           ===========

                                                          PUTNAM VT SMALL CAP VALUE FUND            PUTNAM VT VOYAGER II FUND -
                                                               - CLASS IB SHARES                         CLASS IB SHARES
                                                        ---------------------------------        ---------------------------------
                                                            2002                  2001               2002                  2001
                                                        -----------           -----------        -----------           -----------

OPERATIONS:
  Net investment income (loss) ............             $    (3,096)          $      (140)       $      (208)          $       (48)
  Realized gain (loss) ....................                  (8,319)                   (5)               (99)                   (5)
  Change in unrealized gain (loss)
    on investments ........................                 (50,501)                2,554             (5,793)                  (73)
                                                        -----------           -----------        -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........                 (61,916)                2,409             (6,100)                 (126)
                                                        -----------           -----------        -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                 134,590                 3,528             24,533                 1,000
  Participant transfers from other
    funding options .......................                 500,657                29,164             20,565                 9,942
  Administrative charges ..................                     (31)                   (3)               (11)                   --
  Contract surrenders .....................                  (6,450)                 (504)              (554)                   --
  Participant transfers to other
    funding options .......................                (162,697)                   --                 --                    --
  Other payments to participants ..........                      --                    --                 --                    --
                                                        -----------           -----------        -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                 466,069                32,185             44,533                10,942
                                                        -----------           -----------        -----------           -----------

      Net increase (decrease) in net assets                 404,153                34,594             38,433                10,816

NET ASSETS:
    Beginning of year .....................                  34,594                    --             10,816                    --
                                                        -----------           -----------        -----------           -----------
    End of year ...........................             $   438,747           $    34,594        $    49,249           $    10,816
                                                        ===========           ===========        ===========           ===========

                       See Notes to Financial Statements
                                      -39-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                             CAPITAL FUND - CLASS I                     INVESTORS FUND - CLASS I
                                                        --------------------------------           --------------------------------
                                                           2002                   2001                2002                   2001
                                                        ---------              ---------           ---------              ---------

OPERATIONS:
  Net investment income (loss) ............             $  (7,273)             $     367           $     709              $     616
  Realized gain (loss) ....................               (34,501)                 1,249             (12,130)                   153
  Change in unrealized gain (loss)
    on investments ........................              (218,882)                 2,623            (104,736)                 1,105
                                                        ---------              ---------           ---------              ---------

    Net increase (decrease) in net assets
      resulting from operations ...........              (260,656)                 4,239            (116,157)                 1,874
                                                        ---------              ---------           ---------              ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               283,071                193,378             252,345                 72,897
  Participant transfers from other
    funding options .......................               618,228                227,252             304,957                116,770
  Administrative charges ..................                  (176)                   (27)                (61)                    (9)
  Contract surrenders .....................               (14,519)                (1,895)            (11,884)                (1,802)
  Participant transfers to other
    funding options .......................              (155,774)                (5,909)            (67,309)               (27,659)
  Other payments to participants ..........                   (45)                    --                  --                     --
                                                        ---------              ---------           ---------              ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               730,785                412,799             478,048                160,197
                                                        ---------              ---------           ---------              ---------

      Net increase (decrease) in net assets               470,129                417,038             361,891                162,071

NET ASSETS:
    Beginning of year .....................               512,206                 95,168             162,071                     --
                                                        ---------              ---------           ---------              ---------
    End of year ...........................             $ 982,335              $ 512,206           $ 523,962              $ 162,071
                                                        =========              =========           =========              =========

                                                        LARGE CAP GROWTH FUND - CLASS I
                                                        -------------------------------
                                                           2002                  2001
                                                        ---------              -------

OPERATIONS:
  Net investment income (loss) ............             $     (81)             $    --
  Realized gain (loss) ....................                    (2)                  --
  Change in unrealized gain (loss)
    on investments ........................                  (557)                  --
                                                        ---------              -------

    Net increase (decrease) in net assets
      resulting from operations ...........                  (640)                  --
                                                        ---------              -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                13,370                   --
  Participant transfers from other
    funding options .......................                   392                   --
  Administrative charges ..................                    --                   --
  Contract surrenders .....................                    --                   --
  Participant transfers to other
    funding options .......................                    --                   --
  Other payments to participants ..........                    --                   --
                                                        ---------              -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                13,762                   --
                                                        ---------              -------

      Net increase (decrease) in net assets                13,122                   --

NET ASSETS:
    Beginning of year .....................                    --                   --
                                                        ---------              -------
    End of year ...........................             $  13,122              $    --
                                                        =========              =======

                       See Notes to Financial Statements
                                      -40-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                     SMITH BARNEY LARGE CAP CORE
                                                       SMALL CAP GROWTH FUND - CLASS I                        PORTFOLIO
                                                       -------------------------------             -------------------------------
                                                          2002                  2001                  2002                  2001
                                                       ---------             ---------             ---------             ---------

OPERATIONS:
  Net investment income (loss) ............            $  (1,622)            $  (1,163)            $       9             $     (22)
  Realized gain (loss) ....................               (1,550)               (1,141)                  (10)                  (45)
  Change in unrealized gain (loss)
    on investments ........................              (47,494)               (4,469)               (1,550)                 (147)
                                                       ---------             ---------             ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........              (50,666)               (6,773)               (1,551)                 (214)
                                                       ---------             ---------             ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                6,685                15,645                    --                 2,000
  Participant transfers from other
    funding options .......................               58,168               105,239                22,061                 1,913
  Administrative charges ..................                  (23)                  (10)                   (5)                   (2)
  Contract surrenders .....................               (1,560)                   --                    --                  (685)
  Participant transfers to other
    funding options .......................               (1,393)              (13,669)                   --                    --
  Other payments to participants ..........                   --                    --                    --                    --
                                                       ---------             ---------             ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               61,877               107,205                22,056                 3,226
                                                       ---------             ---------             ---------             ---------

      Net increase (decrease) in net assets               11,211               100,432                20,505                 3,012

NET ASSETS:
    Beginning of year .....................              108,994                 8,562                 3,012                    --
                                                       ---------             ---------             ---------             ---------
    End of year ...........................            $ 120,205             $ 108,994             $  23,517             $   3,012
                                                       =========             =========             =========             =========

                                                       SMITH BARNEY PREMIER SELECTIONS          MULTIPLE DISCIPLINE PORTFOLIO - ALL
                                                           ALL CAP GROWTH PORTFOLIO                     CAP GROWTH AND VALUE
                                                       -------------------------------          -----------------------------------
                                                          2002                  2001                  2002                 2001
                                                       ---------             ---------             ---------             -------

OPERATIONS:
  Net investment income (loss) ............            $    (400)            $    (145)            $    (538)            $    --
  Realized gain (loss) ....................               (2,629)                   (9)                  564                  --
  Change in unrealized gain (loss)
    on investments ........................               (6,654)                  255                (5,840)                 --
                                                       ---------             ---------             ---------             -------

    Net increase (decrease) in net assets
      resulting from operations ...........               (9,683)                  101                (5,814)                 --
                                                       ---------             ---------             ---------             -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               21,304                14,498                24,716                  --
  Participant transfers from other
    funding options .......................                4,210                18,154               245,782                  --
  Administrative charges ..................                   (7)                   --                    --                  --
  Contract surrenders .....................                   --                    --                (1,725)                 --
  Participant transfers to other
    funding options .......................              (15,772)                   --                    --                  --
  Other payments to participants ..........                   --                    --                    --                  --
                                                       ---------             ---------             ---------             -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                9,735                32,652               268,773                  --
                                                       ---------             ---------             ---------             -------

      Net increase (decrease) in net assets                   52                32,753               262,959                  --

NET ASSETS:
    Beginning of year .....................               32,753                    --                    --                  --
                                                       ---------             ---------             ---------             -------
    End of year ...........................            $  32,805             $  32,753             $ 262,959             $    --
                                                       =========             =========             =========             =======

                       See Notes to Financial Statements
                                      -41-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MULTIPLE DISCIPLINE PORTFOLIO -
                                                        BALANCED ALL CAP GROWTH AND            MULTIPLE DISCIPLINE PORTFOLIO -
                                                                    VALUE                      GLOBAL ALL CAP GROWTH AND VALUE
                                                      -------------------------------          -------------------------------
                                                          2002                 2001                2002                 2001
                                                       ---------             -------            ---------             -------

OPERATIONS:
  Net investment income (loss) ............            $  (1,610)            $    --            $     (29)            $    --
  Realized gain (loss) ....................                    7                  --                   --                  --
  Change in unrealized gain (loss)
    on investments ........................              (10,828)                 --                 (509)                 --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from operations ...........              (12,431)                 --                 (538)                 --
                                                       ---------             -------            ---------             -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              668,580                  --               11,000                  --
  Participant transfers from other
    funding options .......................              211,539                  --               20,587                  --
  Administrative charges ..................                   --                  --                   --                  --
  Contract surrenders .....................               (2,037)                 --                   --                  --
  Participant transfers to other
    funding options .......................                   --                  --                   --                  --
  Other payments to participants ..........                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              878,082                  --               31,587                  --
                                                       ---------             -------            ---------             -------

      Net increase (decrease) in net assets              865,651                  --               31,049                  --

NET ASSETS:
    Beginning of year .....................                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------
    End of year ...........................            $ 865,651             $    --            $  31,049             $    --
                                                       =========             =======            =========             =======

                                                      MULTIPLE DISCIPLINE PORTFOLIO -
                                                        LARGE CAP GROWTH AND VALUE
                                                      -------------------------------
                                                          2002                 2001
                                                       ---------             -------

OPERATIONS:
  Net investment income (loss) ............            $     (65)            $    --
  Realized gain (loss) ....................                   --                  --
  Change in unrealized gain (loss)
    on investments ........................               (1,233)                 --
                                                       ---------             -------

    Net increase (decrease) in net assets
      resulting from operations ...........               (1,298)                 --
                                                       ---------             -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               10,583                  --
  Participant transfers from other
    funding options .......................               38,242                  --
  Administrative charges ..................                   --                  --
  Contract surrenders .....................                   --                  --
  Participant transfers to other
    funding options .......................                   --                  --
  Other payments to participants ..........                   --                  --
                                                       ---------             -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               48,825                  --
                                                       ---------             -------

      Net increase (decrease) in net assets               47,527                  --

NET ASSETS:
    Beginning of year .....................                   --                  --
                                                       ---------             -------
    End of year ...........................            $  47,527             $    --
                                                       =========             =======

                       See Notes to Financial Statements
                                      -42-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                  DISCIPLINED MID CAP STOCK
                                                      CONVERTIBLE SECURITIES PORTFOLIO                    PORTFOLIO
                                                      --------------------------------          -----------------------------
                                                          2002                 2001                2002                 2001
                                                       ---------             -------            ---------             -------

OPERATIONS:
  Net investment income (loss) ............            $   2,786             $    --            $     (14)            $    --
  Realized gain (loss) ....................                   46                  --                   (5)                 --
  Change in unrealized gain (loss)
    on investments ........................                 (127)                 --                 (381)                 --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from operations ...........                2,705                  --                 (400)                 --
                                                       ---------             -------            ---------             -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                2,000                  --                4,250                  --
  Participant transfers from other
    funding options .......................               62,172                  --                6,184                  --
  Administrative charges ..................                   --                  --                   --                  --
  Contract surrenders .....................                 (267)                 --                  (64)                 --
  Participant transfers to other
    funding options .......................                   --                  --                   --                  --
  Other payments to participants ..........                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               63,905                  --               10,370                  --
                                                       ---------             -------            ---------             -------

      Net increase (decrease) in net assets               66,610                  --                9,970                  --

NET ASSETS:
    Beginning of year .....................                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------
    End of year ...........................            $  66,610             $    --            $   9,970             $    --
                                                       =========             =======            =========             =======

                                                       DISCIPLINED SMALL CAP STOCK
                                                               PORTFOLIO                            EQUITY INCOME PORTFOLIO
                                                      ----------------------------             -------------------------------
                                                        2002                2001                  2002                  2001
                                                      -------            ---------             ---------             ---------

OPERATIONS:
  Net investment income (loss) ............           $    --            $    (188)            $     251             $     650
  Realized gain (loss) ....................                --               (1,819)                 (698)                 (225)
  Change in unrealized gain (loss)
    on investments ........................                --                 (281)              (82,816)              (13,630)
                                                      -------            ---------             ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                --               (2,288)              (83,263)              (13,205)
                                                      -------            ---------             ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                --               30,693               127,568               119,328
  Participant transfers from other
    funding options .......................                --               33,413               182,402               269,325
  Administrative charges ..................                --                  (15)                  (97)                  (65)
  Contract surrenders .....................                --                 (215)                 (732)               (4,306)
  Participant transfers to other
    funding options .......................                --              (66,893)                   (6)                   --
  Other payments to participants ..........                --                   --                    --               (14,189)
                                                      -------            ---------             ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                --               (3,017)              309,135               370,093
                                                      -------            ---------             ---------             ---------

      Net increase (decrease) in net assets                --               (5,305)              225,872               356,888

NET ASSETS:
    Beginning of year .....................                --                5,305               434,020                77,132
                                                      -------            ---------             ---------             ---------
    End of year ...........................           $    --            $      --             $ 659,892             $ 434,020
                                                      =======            =========             =========             =========

                       See Notes to Financial Statements
                                      -43-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       FEDERATED HIGH YIELD PORTFOLIO             FEDERATED STOCK PORTFOLIO
                                                       ------------------------------           -----------------------------
                                                          2002                 2001                2002                 2001
                                                       ---------             -------            ---------             -------

OPERATIONS:
  Net investment income (loss) ............            $   2,855             $    --            $     402             $    --
  Realized gain (loss) ....................                   (4)                 --                   (7)                 --
  Change in unrealized gain (loss)
    on investments ........................               (2,312)                 --               (1,300)                 --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from operations ...........                  539                  --                 (905)                 --
                                                       ---------             -------            ---------             -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               22,452                  --                7,899                  --
  Participant transfers from other
    funding options .......................               12,594                  --               23,801                  --
  Administrative charges ..................                   --                  --                   --                  --
  Contract surrenders .....................                 (272)                 --                   --                  --
  Participant transfers to other
    funding options .......................                   --                  --                   --                  --
  Other payments to participants ..........                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               34,774                  --               31,700                  --
                                                       ---------             -------            ---------             -------

      Net increase (decrease) in net assets               35,313                  --               30,795                  --

NET ASSETS:
    Beginning of year .....................                   --                  --                   --                  --
                                                       ---------             -------            ---------             -------
    End of year ...........................            $  35,313             $    --            $  30,795             $    --
                                                       =========             =======            =========             =======

                                                              LARGE CAP PORTFOLIO
                                                       -------------------------------
                                                          2002                  2001
                                                       ---------             ---------

OPERATIONS:
  Net investment income (loss) ............            $  (1,718)            $  (1,716)
  Realized gain (loss) ....................              (25,325)              (11,189)
  Change in unrealized gain (loss)
    on investments ........................              (36,824)              (28,218)
                                                       ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........              (63,867)              (41,123)
                                                       ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               22,358               136,798
  Participant transfers from other
    funding options .......................               91,460                39,602
  Administrative charges ..................                 (110)                  (96)
  Contract surrenders .....................              (36,513)               (4,422)
  Participant transfers to other
    funding options .......................               (8,211)              (31,045)
  Other payments to participants ..........                   --               (12,785)
                                                       ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               68,984               128,052
                                                       ---------             ---------

      Net increase (decrease) in net assets                5,117                86,929

NET ASSETS:
    Beginning of year .....................              226,367               139,438
                                                       ---------             ---------
    End of year ...........................            $ 231,484             $ 226,367
                                                       =========             =========

                       See Notes to Financial Statements
                                      -44-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                         LAZARD INTERNATIONAL STOCK
                                                                PORTFOLIO                        MFS EMERGING GROWTH PORTFOLIO
                                                       -----------------------------            -------------------------------
                                                          2002                 2001                2002                  2001
                                                       ---------             -------            ---------             ---------

OPERATIONS:
  Net investment income (loss) ............            $      59             $    --            $  (3,837)            $  (4,438)
  Realized gain (loss) ....................                  733                  --              (82,531)               65,457
  Change in unrealized gain (loss)
    on investments ........................                  (63)                 --              (41,037)             (206,842)
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                  729                  --             (127,405)             (145,823)
                                                       ---------             -------            ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                2,250                  --               23,210                60,198
  Participant transfers from other
    funding options .......................               97,131                  --               27,573               114,726
  Administrative charges ..................                   --                  --                 (191)                 (168)
  Contract surrenders .....................                  (64)                 --               (8,439)                 (780)
  Participant transfers to other
    funding options .......................              (93,402)                 --              (47,992)               (3,295)
  Other payments to participants ..........                   --                  --                   --                (5,582)
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                5,915                  --               (5,839)              165,099
                                                       ---------             -------            ---------             ---------

      Net increase (decrease) in net assets                6,644                  --             (133,244)               19,276

NET ASSETS:
    Beginning of year .....................                   --                  --              360,737               341,461
                                                       ---------             -------            ---------             ---------
    End of year ...........................            $   6,644             $    --            $ 227,493             $ 360,737
                                                       =========             =======            =========             =========

                                                        MFS MID CAP GROWTH PORTFOLIO                 MFS RESEARCH PORTFOLIO
                                                       -----------------------------            -------------------------------
                                                          2002                 2001                2002                  2001
                                                       ---------             -------            ---------             ---------

OPERATIONS:
  Net investment income (loss) ............            $     (14)            $    --            $  (1,983)            $  (2,935)
  Realized gain (loss) ....................                   (5)                 --              (25,792)               10,267
  Change in unrealized gain (loss)
    on investments ........................                 (509)                 --              (60,034)              (62,467)
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                 (528)                 --              (87,809)              (55,135)
                                                       ---------             -------            ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                1,000                  --                6,466                62,183
  Participant transfers from other
    funding options .......................                2,851                  --               86,269               127,556
  Administrative charges ..................                   --                  --                 (148)                  (91)
  Contract surrenders .....................                   --                  --              (25,196)               (3,254)
  Participant transfers to other
    funding options .......................                   --                  --              (19,889)              (27,526)
  Other payments to participants ..........                   --                  --                   --                    --
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                3,851                  --               47,502               158,868
                                                       ---------             -------            ---------             ---------

      Net increase (decrease) in net assets                3,323                  --              (40,307)              103,733

NET ASSETS:
    Beginning of year .....................                   --                  --              296,298               192,565
                                                       ---------             -------            ---------             ---------
    End of year ...........................            $   3,323             $    --            $ 255,991             $ 296,298
                                                       =========             =======            =========             =========

                       See Notes to Financial Statements
                                      -45-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                   AIM CAPITAL APPRECIATION
                                                      TRAVELERS QUALITY BOND PORTFOLIO                    PORTFOLIO
                                                      --------------------------------          -------------------------------
                                                          2002                 2001                2002                  2001
                                                       ---------             -------            ---------             ---------

OPERATIONS:
  Net investment income (loss) ............            $   7,073             $    --            $    (988)            $     (71)
  Realized gain (loss) ....................                2,183                  --               (1,254)                  478
  Change in unrealized gain (loss)
    on investments ........................               (5,915)                 --              (14,642)                 (452)
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........                3,341                  --              (16,884)                  (45)
                                                       ---------             -------            ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              124,673                  --               49,934                 2,000
  Participant transfers from other
    funding options .......................               38,632                  --               70,725                16,014
  Administrative charges ..................                   (1)                 --                   (8)                   --
  Contract surrenders .....................                 (287)                 --               (6,141)                  (54)
  Participant transfers to other
    funding options .......................                   --                  --                  (10)                   --
  Other payments to participants ..........                   --                  --                   --                    --
                                                       ---------             -------            ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              163,017                  --              114,500                17,960
                                                       ---------             -------            ---------             ---------

      Net increase (decrease) in net assets              166,358                  --               97,616                17,915

NET ASSETS:
    Beginning of year .....................                   --                  --               17,915                    --
                                                       ---------             -------            ---------             ---------
    End of year ...........................            $ 166,358             $    --            $ 115,531             $  17,915
                                                       =========             =======            =========             =========

                                                          ALLIANCE GROWTH PORTFOLIO
                                                      -------------------------------
                                                         2002                  2001
                                                      ---------             ---------

OPERATIONS:
  Net investment income (loss) ............           $  (2,664)            $  (5,452)
  Realized gain (loss) ....................             (39,470)               (3,958)
  Change in unrealized gain (loss)
    on investments ........................            (116,397)              (48,792)
                                                      ---------             ---------

    Net increase (decrease) in net assets
      resulting from operations ...........            (158,531)              (58,202)
                                                      ---------             ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              57,266                74,850
  Participant transfers from other
    funding options .......................              40,554               115,889
  Administrative charges ..................                (336)                 (275)
  Contract surrenders .....................              (9,527)              (11,270)
  Participant transfers to other
    funding options .......................             (44,045)             (347,350)
  Other payments to participants ..........                  --                (8,441)
                                                      ---------             ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              43,912              (176,597)
                                                      ---------             ---------

      Net increase (decrease) in net assets            (114,619)             (234,799)

NET ASSETS:
    Beginning of year .....................             442,072               676,871
                                                      ---------             ---------
    End of year ...........................           $ 327,453             $ 442,072
                                                      =========             =========

                       See Notes to Financial Statements
                                      -46-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                  SMITH BARNEY AGGRESSIVE GROWTH
                                                         MFS TOTAL RETURN PORTFOLIO                          PORTFOLIO
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $   140,850           $    12,698           $   (40,312)          $   (31,397)
  Realized gain (loss) ....................               81,554                31,885              (119,812)              (44,755)
  Change in unrealized gain (loss)
    on investments ........................             (401,857)              (38,542)           (1,036,421)              (64,834)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........             (179,453)                6,041            (1,196,545)             (140,986)
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              308,053               630,643               456,280               809,156
  Participant transfers from other
    funding options .......................            1,089,162               987,257               993,836             1,041,047
  Administrative charges ..................                 (484)                 (147)               (1,078)                 (573)
  Contract surrenders .....................             (130,681)              (18,229)              (45,438)               (5,113)
  Participant transfers to other
    funding options .......................              (75,315)              (18,511)             (246,901)             (151,214)
  Other payments to participants ..........                   --                    --                    (3)                   --
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            1,190,735             1,581,013             1,156,696             1,693,303
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets            1,011,282             1,587,054               (39,849)            1,552,317

NET ASSETS:
    Beginning of year .....................            1,988,635               401,581             2,977,381             1,425,064
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $ 2,999,917           $ 1,988,635           $ 2,937,532           $ 2,977,381
                                                     ===========           ===========           ===========           ===========

                                                        SMITH BARNEY HIGH INCOME                   SMITH BARNEY INTERNATIONAL ALL
                                                                 PORTFOLIO                              CAP GROWTH PORTFOLIO
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $   225,200           $    24,933           $      (765)          $    (2,417)
  Realized gain (loss) ....................              (11,325)               (1,387)              (16,836)               (3,521)
  Change in unrealized gain (loss)
    on investments ........................             (250,190)              (32,806)              (38,773)              (55,272)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........              (36,315)               (9,260)              (56,374)              (61,210)
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               95,045               353,133                 6,180                35,739
  Participant transfers from other
    funding options .......................              336,520               162,683                11,937               115,546
  Administrative charges ..................                 (111)                  (18)                 (126)                 (103)
  Contract surrenders .....................              (86,568)              (13,102)               (3,772)               (1,920)
  Participant transfers to other
    funding options .......................               (3,385)                  (82)              (20,441)                   --
  Other payments to participants ..........                   --                    --                    --                (7,359)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              341,501               502,614                (6,222)              141,903
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets              305,186               493,354               (62,596)               80,693

NET ASSETS:
    Beginning of year .....................              687,535               194,181               210,363               129,670
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $   992,721           $   687,535           $   147,767           $   210,363
                                                     ===========           ===========           ===========           ===========

                       See Notes to Financial Statements
                                      -47-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        SMITH BARNEY LARGE CAP VALUE                     SMITH BARNEY LARGE
                                                                 PORTFOLIO                        CAPITALIZATION GROWTH PORTFOLIO
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $    23,016           $       333           $   (12,766)          $   (12,012)
  Realized gain (loss) ....................              (29,505)               20,673               (43,886)               (7,722)
  Change in unrealized gain (loss)
    on investments ........................             (261,548)              (82,106)             (314,548)             (103,065)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........             (268,037)              (61,100)             (371,200)             (122,799)
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              174,624               250,095               268,986               292,439
  Participant transfers from other
    funding options .......................              142,684               192,174               375,067               353,198
  Administrative charges ..................                 (206)                 (113)                 (392)                 (231)
  Contract surrenders .....................              (16,484)              (10,445)              (31,327)              (17,530)
  Participant transfers to other
    funding options .......................              (73,382)              (88,249)             (108,512)              (12,763)
  Other payments to participants ..........               (7,399)              (12,031)                   --                (9,074)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              219,837               331,431               503,822               606,039
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets              (48,200)              270,331               132,622               483,240

NET ASSETS:
    Beginning of year .....................              808,120               537,789             1,092,160               608,920
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $   759,920           $   808,120           $ 1,224,782           $ 1,092,160
                                                     ===========           ===========           ===========           ===========

                                                          SMITH BARNEY MID CAP CORE
                                                                  PORTFOLIO
                                                     ---------------------------------
                                                         2002                  2001
                                                     -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $   (10,381)          $    (6,110)
  Realized gain (loss) ....................               (8,081)               (6,094)
  Change in unrealized gain (loss)
    on investments ........................             (157,809)              (23,175)
                                                     -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........             (176,271)              (35,379)
                                                     -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              156,724               229,857
  Participant transfers from other
    funding options .......................              327,687               239,970
  Administrative charges ..................                 (347)                 (185)
  Contract surrenders .....................              (31,959)               (4,794)
  Participant transfers to other
    funding options .......................              (26,875)              (65,190)
  Other payments to participants ..........                   --                    --
                                                     -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              425,230               399,658
                                                     -----------           -----------

      Net increase (decrease) in net assets              248,959               364,279

NET ASSETS:
    Beginning of year .....................              619,064               254,785
                                                     -----------           -----------
    End of year ...........................          $   868,023           $   619,064
                                                     ===========           ===========

                       See Notes to Financial Statements
                                      -48-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                         SMITH BARNEY MONEY MARKET                    TRAVELERS MANAGED INCOME
                                                                 PORTFOLIO                                  PORTFOLIO
                                                     ---------------------------------           ---------------------------------
                                                         2002                  2001                  2002                  2001
                                                     -----------           -----------           -----------           -----------

OPERATIONS:
  Net investment income (loss) ............          $    (7,022)          $     9,921           $   152,504           $     8,303
  Realized gain (loss) ....................                   --                    --                 9,426                 4,096
  Change in unrealized gain (loss)
    on investments ........................                   --                    --              (133,289)               (3,688)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from operations ...........               (7,022)                9,921                28,641                 8,711
                                                     -----------           -----------           -----------           -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            1,693,483               141,588               177,979               145,691
  Participant transfers from other
    funding options .......................            4,881,700               794,336               963,241               467,850
  Administrative charges ..................                 (741)                 (147)                 (106)                  (10)
  Contract surrenders .....................              (88,702)               (8,584)             (102,271)               (4,246)
  Participant transfers to other
    funding options .......................           (2,296,247)             (562,302)              (75,604)              (90,974)
  Other payments to participants ..........              (13,893)                   --                    --               (10,099)
                                                     -----------           -----------           -----------           -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            4,175,600               364,891               963,239               508,212
                                                     -----------           -----------           -----------           -----------

      Net increase (decrease) in net assets            4,168,578               374,812               991,880               516,923

NET ASSETS:
    Beginning of year .....................              980,663               605,851               693,172               176,249
                                                     -----------           -----------           -----------           -----------
    End of year ...........................          $ 5,149,241           $   980,663           $ 1,685,052           $   693,172
                                                     ===========           ===========           ===========           ===========

                                                                                                  COMSTOCK PORTFOLIO - CLASS II
                                                       VAN KAMPEN ENTERPRISE PORTFOLIO                        SHARES
                                                      ---------------------------------           -----------------------------
                                                          2002                  2001                  2002                2001
                                                      -----------           -----------           -----------           -------

OPERATIONS:
  Net investment income (loss) ............           $      (525)          $    (1,478)          $      (760)          $    --
  Realized gain (loss) ....................                (9,191)               11,520                   120                --
  Change in unrealized gain (loss)
    on investments ........................               (22,326)              (40,448)                7,195                --
                                                      -----------           -----------           -----------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........               (32,042)              (30,406)                6,555                --
                                                      -----------           -----------           -----------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                   800                11,236               127,129                --
  Participant transfers from other
    funding options .......................                 8,671                19,630                 6,174                --
  Administrative charges ..................                   (94)                  (78)                   --                --
  Contract surrenders .....................                  (943)                  (37)                   --                --
  Participant transfers to other
    funding options .......................                (7,109)               (9,164)                   --                --
  Other payments to participants ..........                    --               (14,755)                   --                --
                                                      -----------           -----------           -----------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                 1,325                 6,832               133,303                --
                                                      -----------           -----------           -----------           -------

      Net increase (decrease) in net assets               (30,717)              (23,574)              139,858                --

NET ASSETS:
    Beginning of year .....................               104,508               128,082                    --                --
                                                      -----------           -----------           -----------           -------
    End of year ...........................           $    73,791           $   104,508           $   139,858           $    --
                                                      ===========           ===========           ===========           =======

                       See Notes to Financial Statements
                                      -49-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   EMERGING GROWTH PORTFOLIO - CLASS       ENTERPRISE PORTFOLIO - CLASS II
                                                                I SHARES                                SHARES
                                                   ---------------------------------       -------------------------------
                                                        2002                2001                2002               2001
                                                     ---------           ---------           ---------           -------

OPERATIONS:
  Net investment income (loss) ............          $  (4,369)          $  (5,696)          $     (24)          $    --
  Realized gain (loss) ....................            (78,198)            (29,748)                 (5)               --
  Change in unrealized gain (loss)
    on investments ........................            (91,720)           (141,789)               (525)               --
                                                     ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........           (174,287)           (177,233)               (554)               --
                                                     ---------           ---------           ---------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             20,316             177,006               2,000                --
  Participant transfers from other
    funding options .......................             58,871              78,131                  --                --
  Administrative charges ..................               (474)               (373)                 --                --
  Contract surrenders .....................            (19,851)             (2,060)                 --                --
  Participant transfers to other
    funding options .......................            (62,092)            (47,156)                 --                --
  Other payments to participants ..........                 --              (6,160)                 --                --
                                                     ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             (3,230)            199,388               2,000                --
                                                     ---------           ---------           ---------           -------

      Net increase (decrease) in net assets           (177,517)             22,155               1,446                --

NET ASSETS:
    Beginning of year .....................            495,370             473,215                  --                --
                                                     ---------           ---------           ---------           -------
    End of year ...........................          $ 317,853           $ 495,370           $   1,446           $    --
                                                     =========           =========           =========           =======

                                                   SMITH BARNEY SMALL CAP GROWTH
                                                       OPPORTUNITIES PORTFOLIO
                                                   -----------------------------
                                                      2002                2001
                                                   ---------           ---------

OPERATIONS:
  Net investment income (loss) ............        $    (760)          $     (54)
  Realized gain (loss) ....................           (3,575)                 (3)
  Change in unrealized gain (loss)
    on investments ........................          (12,159)              1,439
                                                   ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations ...........          (16,494)              1,382
                                                   ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           33,760              15,080
  Participant transfers from other
    funding options .......................           54,867               7,980
  Administrative charges ..................               (4)                 (1)
  Contract surrenders .....................              (75)                 --
  Participant transfers to other
    funding options .......................          (17,479)                 --
  Other payments to participants ..........               --                  --
                                                   ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           71,069              23,059
                                                   ---------           ---------

      Net increase (decrease) in net assets           54,575              24,441

NET ASSETS:
    Beginning of year .....................           24,441                  --
                                                   ---------           ---------
    End of year ...........................        $  79,016           $  24,441
                                                   =========           =========

                       See Notes to Financial Statements
                                      -50-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   CONTRAFUND(R) PORTFOLIO - SERVICE      CONTRAFUND(R) PORTFOLIO - SERVICE
                                                                 CLASS                                 CLASS 2
                                                   ---------------------------------      ---------------------------------
                                                        2002                2001                2002               2001
                                                     ---------           ---------           ---------           -------

OPERATIONS:
  Net investment income (loss) ............          $  (3,701)          $  (2,410)          $    (229)          $    --
  Realized gain (loss) ....................             (7,423)                897                   1                --
  Change in unrealized gain (loss)
    on investments ........................            (41,976)            (32,667)               (161)               --
                                                     ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........            (53,100)            (34,180)               (389)               --
                                                     ---------           ---------           ---------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             95,888             100,287              85,466                --
  Participant transfers from other
    funding options .......................            203,412             129,302               3,175                --
  Administrative charges ..................                (99)                (46)                 --                --
  Contract surrenders .....................             (7,685)               (402)                 --                --
  Participant transfers to other
    funding options .......................            (29,031)            (41,101)                 --                --
  Other payments to participants ..........                 --                  --                  --                --
                                                     ---------           ---------           ---------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            262,485             188,040              88,641                --
                                                     ---------           ---------           ---------           -------

      Net increase (decrease) in net assets            209,385             153,860              88,252                --

NET ASSETS:
    Beginning of year .....................            361,543             207,683                  --                --
                                                     ---------           ---------           ---------           -------
    End of year ...........................          $ 570,928           $ 361,543           $  88,252           $    --
                                                     =========           =========           =========           =======

                                                   DYNAMIC CAPITAL APPRECIATION         MID CAP PORTFOLIO - SERVICE
                                                   PORTFOLIO - SERVICE CLASS 2                    CLASS 2
                                                   ----------------------------         ---------------------------
                                                      2002               2001              2002               2001
                                                   ---------           -------          ---------           -------

OPERATIONS:
  Net investment income (loss) ............        $     (10)          $    --          $  (1,340)          $    --
  Realized gain (loss) ....................               (2)               --                 26                --
  Change in unrealized gain (loss)
    on investments ........................             (124)               --              2,344                --
                                                   ---------           -------          ---------           -------

    Net increase (decrease) in net assets
      resulting from operations ...........             (136)               --              1,030                --
                                                   ---------           -------          ---------           -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            1,000                --            113,651                --
  Participant transfers from other
    funding options .......................               --                --            356,897                --
  Administrative charges ..................               --                --                 (2)               --
  Contract surrenders .....................               --                --               (664)               --
  Participant transfers to other
    funding options .......................               --                --             (2,664)               --
  Other payments to participants ..........               --                --                 --                --
                                                   ---------           -------          ---------           -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            1,000                --            467,218                --
                                                   ---------           -------          ---------           -------

      Net increase (decrease) in net assets              864                --            468,248                --

NET ASSETS:
    Beginning of year .....................               --                --                 --                --
                                                   ---------           -------          ---------           -------
    End of year ...........................        $     864           $    --          $ 468,248           $    --
                                                   =========           =======          =========           =======

                       See Notes to Financial Statements
                                      -51-

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       STRATEGIC STOCK PORTFOLIO                           COMBINED
                                                     -----------------------------           -----------------------------------
                                                       2002               2001                   2002                   2001
                                                     -------          ------------           ------------           ------------

OPERATIONS:
  Net investment income (loss) ............          $    --          $        246           $    538,243           $    (14,455)
  Realized gain (loss) ....................               --                  (755)              (753,111)               522,219
  Change in unrealized gain (loss)
    on investments ........................               --                    --             (5,799,663)            (2,029,574)
                                                     -------          ------------           ------------           ------------

    Net increase (decrease) in net assets
      resulting from operations ...........               --                  (509)            (6,014,531)            (1,521,810)
                                                     -------          ------------           ------------           ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               --                     1             10,097,381              8,290,971
  Participant transfers from other
    funding options .......................               --                 8,836             23,497,040              8,991,523
  Administrative charges ..................               --                    --                 (8,531)                (4,027)
  Contract surrenders .....................               --                    --             (1,052,693)              (184,204)
  Participant transfers to other
    funding options .......................               --                (8,328)            (5,104,291)            (1,781,206)
  Other payments to participants ..........               --                    --               (104,346)              (115,581)
                                                     -------          ------------           ------------           ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               --                   509             27,324,560             15,197,476
                                                     -------          ------------           ------------           ------------

      Net increase (decrease) in net assets               --                    --             21,310,029             13,675,666

NET ASSETS:
    Beginning of year .....................               --                    --             23,700,353             10,024,687
                                                     -------          ------------           ------------           ------------
    End of year ...........................          $    --          $         --           $ 45,010,382           $ 23,700,353
                                                     =======          ============           ============           ============

                       See Notes to Financial Statements
                                      -52-

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Nine for Variable Annuities ("Separate Account
Nine") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate
Account Nine is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Nine includes the Vintage II,
Vintage III and Portfolio Architect 3 products.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2002, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
     American Funds Insurance Series (Formerly American Variable Insurance
       Series), Massachusetts business trust
         Global Growth Fund - Class 2
         Growth Fund - Class 2
         Growth-Income Fund - Class 2
     Credit Suisse Trust , Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio
     Delaware VIP Trust , Maryland business trust
         VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares
         Small Cap Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2
         Mutual Shares Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
           International Securities Fund - Class 2)
         Templeton Growth Securities Fund - Class 2
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Emerging Growth Fund - Class I
         Growth & Income Fund - Class I
     Janus Aspen Series, Delaware business trust
         Aggressive Growth Portfolio - Service Shares
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
           Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust , Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
         Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares (Formerly Emerging Growth
           Portfolio)
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
      Travelers Series Trust were combined into Investors Fund of Salomon
      Brothers Variable Series Fund Inc. At the effective date Separate Account
      Nine held 929 shares of Strategic Stock Portfolio having a market value of
      $8,317, which were exchanged for 681 shares of Investors Fund equal in value.

      Effective October 26, 2001, the assets of Disciplined Small Cap Stock
      Portfolio of The Travelers Series Trust were liquidated. At the effective date, Separate Account Nine held 4,222 shares of Disciplined Small Cap
      Stock Portfolio having a market value of $37,066, which were used to purchase 37,066 shares of Smith Barney Money Market Portfolio of the
      Travelers Series Fund Inc., equal in value.

      The following is a summary of significant accounting policies consistently followed by Separate Account Nine in the preparation of its financial statements.

      SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

      FEDERAL INCOME TAXES. The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The
      Company is taxed as a life insurance company under the Internal Revenue
      Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account
      Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

      FINANCIAL HIGHLIGHTS. In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified
      Public Accountants Audit Guide for Investment Companies ("AICPA Guide").
      The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range.
      The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
      Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments were $33,745,956 and $5,663,694 respectively, for the year ended December
      31, 2002. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $53,595,299 at December 31, 2002. Gross unrealized appreciation for all investments at December 31, 2002 was $70,836. Gross unrealized depreciation for all investments at December 31, 2002 was $8,650,040.

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.    CONTRACT CHARGES

      Insurance charges are paid for the mortality and expense risks assumed by
      The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.15%,
      1.25%, and 1.40%, of the amounts held in each funding option for the
      Standard Death Benefit, Step-Up Death Benefit and Roll-Up Death Benefit,
      respectively. For Vintage III and Portfolio Architect 3 contracts, the charge equals, on an annual basis, 1.70% of the amounts held in each funding option for the Step-Up Death Benefit.

      For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional charge, on an annual basis, of 0.20% of the amounts held in each funding option. This charge is also deducted each business day and reflected in the calculation of accumulation unit values.

      Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

      For contracts in the accumulation phase with a contract value less than
      $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Company to cover contract administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. Contract surrender payments include $20,648 and $2,387 of contingent deferred sales charges for the years ended December 31, 2002 and 2001 respectively.

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Capital Appreciation Fund
  Standard Death Benefit .......................................                     --               $0.780               $     --
  Standard Death Benefit E.S.P. 20 .............................                     --                0.779                     --
  Step-up Death Benefit 1.25% ..................................                     --                0.779                     --
  Step-up Death Benefit 1.25% E.S.P. 20 ........................                     --                0.778                     --
  Roll-Up Death Benefit ........................................                     --                0.778                     --
  Roll-Up Death Benefit E.S.P. 20 ..............................                     --                0.777                     --
  Enhanced Death Benefit 1.70% .................................                  6,000                0.777                  4,660
  Enhanced Death Benefit 1.70% E.S.P. 20 .......................                     --                0.775                     --

Money Market Portfolio
  Standard Death Benefit .......................................                     --                1.000                     --
  Standard Death Benefit E.S.P. 20 .............................                     --                0.999                     --
  Step-up Death Benefit 1.25% ..................................                     --                1.000                     --
  Step-up Death Benefit 1.25% E.S.P. 20 ........................                     --                0.998                     --
  Roll-Up Death Benefit ........................................                     --                0.998                     --
  Roll-Up Death Benefit E.S.P. 20 ..............................                     --                0.997                     --
  Enhanced Death Benefit 1.70% .................................                503,034                0.996                501,127
  Enhanced Death Benefit 1.70% E.S.P. 20 .......................                     --                0.995                     --

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I
    Standard Death Benefit .....................................                 57,411                0.610                 34,998
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.624                     --
    Step-up Death Benefit 1.25% ................................                 61,766                0.609                 37,590
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.623                     --
    Roll-Up Death Benefit ......................................                     --                0.607                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.621                     --
    Enhanced Death Benefit 1.70% ...............................                 12,403                0.782                  9,700
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.780                     --

Alliance Variable Product Series Fund, Inc. ....................
  Growth & Income Portfolio - Class B
    Standard Death Benefit .....................................                  9,718                0.788                  7,662
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.787                     --
    Step-up Death Benefit 1.25% ................................                  2,908                0.788                  2,291
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  3,000                0.787                  2,361
    Roll-Up Death Benefit ......................................                     --                0.787                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.786                     --
    Enhanced Death Benefit 1.70% ...............................                 70,619                0.786                 55,477
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.785                     --
  Premier Growth Portfolio - Class B
    Standard Death Benefit .....................................                443,875                0.515                228,780
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.604                     --
    Step-up Death Benefit 1.25% ................................                854,623                0.514                439,103
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.603                     --
    Roll-Up Death Benefit ......................................                 36,065                0.511                 18,442
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.601                     --
    Enhanced Death Benefit 1.70% ...............................                  4,743                0.803                  3,808
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.801                     --

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

American Funds Insurance Series
  Global Growth Fund - Class 2
    Standard Death Benefit .....................................                525,945               $0.692               $363,793
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.752                     --
    Step-up Death Benefit 1.25% ................................                565,608                0.690                390,011
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.750                     --
    Roll-Up Death Benefit ......................................                 40,766                0.686                 27,978
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.749                     --
    Enhanced Death Benefit 1.70% ...............................                108,035                0.995                107,522
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.993                     --
  Growth Fund - Class 2
    Standard Death Benefit .....................................                941,090                0.725                682,380
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.649                     --
    Step-up Death Benefit 1.25% ................................              1,153,248                0.723                833,604
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.648                     --
    Roll-Up Death Benefit ......................................                 27,113                0.719                 19,505
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.647                     --
    Enhanced Death Benefit 1.70% ...............................                519,111                0.918                476,596
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.916                     --
  Growth-Income Fund - Class 2
    Standard Death Benefit .....................................              1,609,213                0.904              1,453,990
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.771                     --
    Step-up Death Benefit 1.25% ................................              1,264,688                0.901              1,139,079
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.770                     --
    Roll-Up Death Benefit ......................................                  8,489                0.896                  7,610
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.768                     --
    Enhanced Death Benefit 1.70% ...............................                825,826                0.916                756,703
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.914                     --

Credit Suisse Trust
  Credit Suisse Emerging Markets Portfolio
    Standard Death Benefit .....................................                     --                0.804                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.803                     --
    Step-up Death Benefit 1.25% ................................                     --                0.803                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.802                     --
    Roll-Up Death Benefit ......................................                     --                0.803                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.801                     --
    Enhanced Death Benefit 1.70% ...............................                  1,000                0.801                    801
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.799                     --

Delaware VIP Trust
  VIP REIT Series - Standard Class
    Standard Death Benefit .....................................                     --                0.958                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.956                     --
    Step-up Death Benefit 1.25% ................................                     --                0.957                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.955                     --
    Roll-Up Death Benefit ......................................                     --                0.956                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.954                     --
    Enhanced Death Benefit 1.70% ...............................                110,495                0.953                105,355
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.952                     --

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Dreyfus Variable Investment Fund
  Appreciation Portfolio - Initial Shares
    Standard Death Benefit .....................................                     --               $0.803               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.802                     --
    Step-up Death Benefit 1.25% ................................                     --                0.802                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.801                     --
    Roll-Up Death Benefit ......................................                     --                0.801                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.800                     --
    Enhanced Death Benefit 1.70% ...............................                 27,841                0.799                 22,256
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.798                     --
  Small Cap Portfolio - Initial Shares
    Standard Death Benefit .....................................                     --                0.755                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.754                     --
    Step-up Death Benefit 1.25% ................................                     --                0.755                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.753                     --
    Roll-Up Death Benefit ......................................                     --                0.754                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.753                     --
    Enhanced Death Benefit 1.70% ...............................                 13,673                0.752                 10,282
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.751                     --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Standard Death Benefit .....................................                143,673                0.589                 84,694
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.654                     --
    Step-up Death Benefit 1.25% ................................                219,236                0.588                128,831
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.653                     --
    Roll-Up Death Benefit ......................................                     --                0.585                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.651                     --
    Enhanced Death Benefit 1.70% ...............................                 73,361                0.859                 63,042
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.857                     --
    Enhanced DB Additional Charges 40 BP .......................                     --                0.969                     --
    Enhanced DB Additional Charges 60 BP .......................                     --                0.968                     --
  Mutual Shares Securities Fund - Class 2
    Standard Death Benefit .....................................                100,137                0.845                 84,647
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.844                     --
    Step-up Death Benefit 1.25% ................................                  7,064                0.845                  5,968
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  2,000                0.844                  1,687
    Roll-Up Death Benefit ......................................                     --                0.844                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.843                     --
    Enhanced Death Benefit 1.70% ...............................                112,568                0.842                 94,806
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.841                     --
  Templeton Foreign Securities Fund - Class 2
    Standard Death Benefit .....................................                272,558                0.716                195,170
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.718                     --
    Step-up Death Benefit 1.25% ................................                340,465                0.714                243,021
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.717                     --
    Roll-Up Death Benefit ......................................                 12,719                0.710                  9,036
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.715                     --
    Enhanced Death Benefit 1.70% ...............................                136,180                0.907                123,476
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.904                     --

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2
    Standard Death Benefit .....................................                     --               $0.792               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.791                     --
    Step-up Death Benefit 1.25% ................................                     --                0.792                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  2,000                0.791                  1,581
    Roll-Up Death Benefit ......................................                     --                0.791                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.790                     --
    Enhanced Death Benefit 1.70% ...............................                 58,188                0.789                 45,927
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.788                     --

Greenwich Street Series Fund
  Appreciation Portfolio
    Standard Death Benefit .....................................                811,466                0.792                642,637
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.763                     --
    Step-up Death Benefit 1.25% ................................                610,129                0.789                481,675
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.761                     --
    Roll-Up Death Benefit ......................................                     --                0.786                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.760                     --
    Enhanced Death Benefit 1.70% ...............................                523,480                0.920                481,779
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.918                     --
  Diversified Strategic Income Portfolio
    Standard Death Benefit .....................................                474,374                1.068                506,840
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.029                     --
    Step-up Death Benefit 1.25% ................................                471,209                1.065                501,873
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                1.027                     --
    Roll-Up Death Benefit ......................................                     --                1.060                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.025                     --
    Enhanced Death Benefit 1.70% ...............................                144,253                1.041                150,199
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                1.039                     --
  Equity Index Portfolio - Class II Shares
    Standard Death Benefit .....................................                114,890                0.633                 72,723
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.698                     --
    Step-up Death Benefit 1.25% ................................                299,142                0.631                188,757
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.697                     --
    Roll-Up Death Benefit ......................................                  5,111                0.628                  3,210
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.695                     --
    Enhanced Death Benefit 1.70% ...............................                208,514                0.870                181,344
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.867                     --
  Fundamental Value Portfolio
    Standard Death Benefit .....................................                758,878                0.896                679,903
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.710                     --
    Step-up Death Benefit 1.25% ................................                446,779                0.893                399,054
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.709                     --
    Roll-Up Death Benefit ......................................                 20,824                0.889                 18,515
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.708                     --
    Enhanced Death Benefit 1.70% ...............................                528,533                0.906                478,823
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.904                     --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Greenwich Street Series Fund  (continued)
  Emerging Growth Fund - Class I
    Standard Death Benefit .....................................                     --               $0.758               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.757                     --
    Step-up Death Benefit 1.25% ................................                     --                0.758                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  3,000                0.757                  2,270
    Roll-Up Death Benefit ......................................                     --                0.757                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.756                     --
    Enhanced Death Benefit 1.70% ...............................                     --                0.755                     --
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.754                     --
  Growth & Income Fund - Class I
    Standard Death Benefit .....................................                     --                0.801                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.800                     --
    Step-up Death Benefit 1.25% ................................                     --                0.800                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  1,000                0.799                    800
    Roll-Up Death Benefit ......................................                     --                0.799                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.798                     --
    Enhanced Death Benefit 1.70% ...............................                     --                0.798                     --
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.797                     --

Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares
    Standard Death Benefit .....................................                119,873                0.285                 34,191
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.556                     --
    Step-up Death Benefit 1.25% ................................                537,900                0.284                153,015
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.556                     --
    Roll-Up Death Benefit ......................................                  5,460                0.283                  1,547
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.554                     --
    Enhanced Death Benefit 1.70% ...............................                 43,642                0.817                 35,665
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.815                     --
  Balanced Portfolio - Service Shares
    Standard Death Benefit .....................................                     --                0.916                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.914                     --
    Step-up Death Benefit 1.25% ................................                     --                0.915                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.914                     --
    Roll-Up Death Benefit ......................................                     --                0.914                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.913                     --
    Enhanced Death Benefit 1.70% ...............................                 75,931                0.912                 69,246
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.911                     --
  Global Life Sciences Portfolio - Service Shares
    Standard Death Benefit .....................................                     --                0.737                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.736                     --
    Step-up Death Benefit 1.25% ................................                     --                0.737                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.736                     --
    Roll-Up Death Benefit ......................................                     --                0.736                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.735                     --
    Enhanced Death Benefit 1.70% ...............................                  1,969                0.734                  1,446
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.733                     --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Janus Aspen Series  (continued)
  Global Technology Portfolio - Service Shares
    Standard Death Benefit .....................................                     --               $0.626               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.625                     --
    Step-up Death Benefit 1.25% ................................                     --                0.626                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.625                     --
    Roll-Up Death Benefit ......................................                     --                0.625                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.624                     --
    Enhanced Death Benefit 1.70% ...............................                 73,481                0.624                 45,825
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.623                     --
  Worldwide Growth Portfolio - Service Shares
    Standard Death Benefit .....................................                     --                0.742                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.741                     --
    Step-up Death Benefit 1.25% ................................                     --                0.742                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.741                     --
    Roll-Up Death Benefit ......................................                     --                0.741                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.740                     --
    Enhanced Death Benefit 1.70% ...............................                  3,000                0.739                  2,218
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.738                     --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Standard Death Benefit .....................................               1,135,768               1.134               1,288,387
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.120                     --
    Step-up Death Benefit 1.25% ................................               1,693,413               1.132               1,917,776
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                1.118                     --
    Roll-Up Death Benefit ......................................                  3,340                1.130                  3,773
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.115                     --
    Enhanced Death Benefit 1.70% ...............................               3,411,930               1.074               3,663,427
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                1.071                     --

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Standard Death Benefit .....................................                 32,066                0.697                 22,353
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.728                     --
    Step-up Death Benefit 1.25% ................................                 92,071                0.696                 64,076
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.727                     --
    Roll-Up Death Benefit ......................................                     --                0.694                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.725                     --
    Enhanced Death Benefit 1.70% ...............................                 63,610                0.919                 58,489
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.917                     --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Standard Death Benefit .....................................                119,022                0.879                104,579
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.829                     --
    Step-up Death Benefit 1.25% ................................                177,419                0.877                155,630
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.828                     --
    Roll-Up Death Benefit ......................................                     --                0.875                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.826                     --
    Enhanced Death Benefit 1.70% ...............................                182,271                0.980                178,538
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.977                     --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Putnam Variable Trust (continued)
  Putnam VT Voyager II Fund - Class IB Shares
    Standard Death Benefit .....................................                  3,766               $0.560               $  2,110
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.565                     --
    Step-up Death Benefit 1.25% ................................                 23,387                0.559                 13,083
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.564                     --
    Roll-Up Death Benefit ......................................                     --                0.558                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.563                     --
    Enhanced Death Benefit 1.70% ...............................                 39,946                0.853                 34,056
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.850                     --

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Standard Death Benefit .....................................                238,858                0.897                214,233
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.695                     --
    Step-up Death Benefit 1.25% ................................                411,710                0.894                368,118
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.694                     --
    Roll-Up Death Benefit ......................................                     --                0.890                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.692                     --
    Enhanced Death Benefit 1.70% ...............................                482,311                0.829                399,984
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.827                     --
  Investors Fund - Class I
    Standard Death Benefit .....................................                122,448                0.841                103,040
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.705                     --
    Step-up Death Benefit 1.25% ................................                178,397                0.839                149,648
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.704                     --
    Roll-Up Death Benefit ......................................                     --                0.835                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.703                     --
    Enhanced Death Benefit 1.70% ...............................                316,815                0.856                271,274
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.854                     --
  Large Cap Growth Fund - Class I
    Standard Death Benefit .....................................                     --                0.801                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.800                     --
    Step-up Death Benefit 1.25% ................................                     --                0.800                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                  1,000                0.799                    799
    Roll-Up Death Benefit ......................................                     --                0.800                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.799                     --
    Enhanced Death Benefit 1.70% ...............................                 15,441                0.798                 12,323
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.797                     --
  Small Cap Growth Fund - Class I
    Standard Death Benefit .....................................                  3,000                0.776                  2,328
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.601                     --
    Step-up Death Benefit 1.25% ................................                131,378                0.774                101,657
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.600                     --
    Roll-Up Death Benefit ......................................                     --                0.770                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.598                     --
    Enhanced Death Benefit 1.70% ...............................                 20,161                0.805                 16,220
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.802                     --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                          DECEMBER 31, 2002
                                                                         ----------------------------------------------
                                                                         ACCUMULATION           UNIT              NET
                                                                             UNITS             VALUE            ASSETS
                                                                         ------------          ------          --------

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Standard Death Benefit ........................................            17,665          $0.653          $ 11,539
    Standard Death Benefit E.S.P. 20 ..............................                --           0.656                --
    Step-up Death Benefit 1.25% ...................................             2,000           0.652             1,304
    Step-up Death Benefit 1.25% E.S.P. 20 .........................                --           0.655                --
    Roll-Up Death Benefit .........................................                --           0.650                --
    Roll-Up Death Benefit E.S.P. 20 ...............................                --           0.653                --
    Enhanced Death Benefit 1.70% ..................................            13,026           0.819            10,674
    Enhanced Death Benefit 1.70% E.S.P. 20 ........................                --           0.817                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Standard Death Benefit ........................................             2,490           0.647             1,611
    Standard Death Benefit E.S.P. 20 ..............................                --           0.657                --
    Step-up Death Benefit 1.25% ...................................            15,493           0.646            10,004
    Step-up Death Benefit 1.25% E.S.P. 20 .........................                --           0.656                --
    Roll-Up Death Benefit .........................................                --           0.644                --
    Roll-Up Death Benefit E.S.P. 20 ...............................                --           0.655                --
    Enhanced Death Benefit 1.70% ..................................            24,619           0.861            21,190
    Enhanced Death Benefit 1.70% E.S.P. 20 ........................                --           0.859                --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Standard Death Benefit ........................................             2,136           1.062             2,267
    Standard Death Benefit E.S.P. 20 ..............................                --           1.061                --
    Step-up Death Benefit 1.25% ...................................            17,879           1.061            18,975
    Step-up Death Benefit 1.25% E.S.P. 20 .........................                --           1.061                --
    Roll-Up Death Benefit .........................................                --           1.061                --
    Roll-Up Death Benefit E.S.P. 20 ...............................                --           1.060                --
    Enhanced Death Benefit 1.70% ..................................           228,011           1.060           241,717
    Enhanced Death Benefit 1.70% E.S.P. 20 ........................                --           1.060                --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Standard Death Benefit ........................................           369,328           1.039           383,597
    Standard Death Benefit E.S.P. 20 ..............................                --           1.038                --
    Step-up Death Benefit 1.25% ...................................            97,394           1.038           101,132
    Step-up Death Benefit 1.25% E.S.P. 20 .........................                --           1.038                --
    Roll-Up Death Benefit .........................................                --           1.038                --
    Roll-Up Death Benefit E.S.P. 20 ...............................                --           1.037                --
    Enhanced Death Benefit 1.70% ..................................           367,255           1.037           380,922
    Enhanced Death Benefit 1.70% E.S.P. 20 ........................                --           1.037                --
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Standard Death Benefit ........................................             1,000           1.075             1,075
    Standard Death Benefit E.S.P. 20 ..............................                --           1.074                --
    Step-up Death Benefit 1.25% ...................................                --           1.074                --
    Step-up Death Benefit 1.25% E.S.P. 20 .........................                --           1.074                --
    Roll-Up Death Benefit .........................................                --           1.074                --
    Roll-Up Death Benefit E.S.P. 20 ...............................                --           1.073                --
    Enhanced Death Benefit 1.70% ..................................            27,934           1.073            29,974
    Enhanced Death Benefit 1.70% E.S.P. 20 ........................                --           1.073                --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Standard Death Benefit .....................................                  1,174               $1.070               $  1,255
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.069                     --
    Step-up Death Benefit 1.25% ................................                     --                1.069                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                1.069                     --
    Roll-Up Death Benefit ......................................                     --                1.069                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.068                     --
    Enhanced Death Benefit 1.70% ...............................                 43,322                1.068                 46,272
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                1.068                     --

The Travelers Series Trust
  Convertible Securities Portfolio
    Standard Death Benefit .....................................                     --                0.940                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.939                     --
    Step-up Death Benefit 1.25% ................................                     --                0.939                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.938                     --
    Roll-Up Death Benefit ......................................                     --                0.938                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.937                     --
    Enhanced Death Benefit 1.70% ...............................                 71,159                0.936                 66,610
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.935                     --
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit .....................................                     --                0.797                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.795                     --
    Step-up Death Benefit 1.25% ................................                     --                0.796                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.795                     --
    Roll-Up Death Benefit ......................................                     --                0.795                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.794                     --
    Enhanced Death Benefit 1.70% ...............................                 12,568                0.793                  9,970
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.792                     --
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit .....................................                     --                0.968                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.892                     --
    Step-up Death Benefit 1.25% ................................                     --                0.966                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.891                     --
    Roll-Up Death Benefit ......................................                     --                0.964                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.891                     --
  Equity Income Portfolio
    Standard Death Benefit .....................................                151,748                0.855                129,703
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.795                     --
    Step-up Death Benefit 1.25% ................................                466,236                0.852                397,265
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.794                     --
    Roll-Up Death Benefit ......................................                  7,261                0.848                  6,158
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.792                     --
    Enhanced Death Benefit 1.70% ...............................                132,792                0.955                126,766
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.952                     --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

The Travelers Series Trust  (continued)
  Federated High Yield Portfolio
    Standard Death Benefit .....................................                     --               $0.996               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.994                     --
    Step-up Death Benefit 1.25% ................................                     --                0.995                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.993                     --
    Roll-Up Death Benefit ......................................                     --                0.994                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.992                     --
    Enhanced Death Benefit 1.70% ...............................                 35,619                0.991                 35,313
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.990                     --
  Federated Stock Portfolio
    Standard Death Benefit .....................................                     --                0.786                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.784                     --
    Step-up Death Benefit 1.25% ................................                     --                0.785                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.784                     --
    Roll-Up Death Benefit ......................................                     --                0.784                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.783                     --
    Enhanced Death Benefit 1.70% ...............................                 39,368                0.782                 30,795
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.781                     --
  Large Cap Portfolio
    Standard Death Benefit .....................................                172,587                0.559                 96,537
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.670                     --
    Step-up Death Benefit 1.25% ................................                116,832                0.558                 65,150
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.669                     --
    Roll-Up Death Benefit ......................................                 15,294                0.555                  8,489
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.668                     --
    Enhanced Death Benefit 1.70% ...............................                 71,115                0.862                 61,308
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.860                     --
  Lazard International Stock Portfolio
    Standard Death Benefit .....................................                     --                0.846                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.845                     --
    Step-up Death Benefit 1.25% ................................                     --                0.846                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.844                     --
    Roll-Up Death Benefit ......................................                     --                0.845                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.843                     --
    Enhanced Death Benefit 1.70% ...............................                  7,884                0.843                  6,644
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.842                     --
  MFS Emerging Growth Portfolio
    Standard Death Benefit .....................................                123,340                0.462                 56,963
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.542                     --
    Step-up Death Benefit 1.25% ................................                296,731                0.460                136,608
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.541                     --
    Roll-Up Death Benefit ......................................                 16,874                0.458                  7,732
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.540                     --
    Enhanced Death Benefit 1.70% ...............................                 33,294                0.787                 26,190
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.785                     --

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

The Travelers Series Trust  (continued)
  MFS Mid Cap Growth Portfolio
    Standard Death Benefit .....................................                     --               $0.551               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.550                     --
    Step-up Death Benefit 1.25% ................................                     --                0.551                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.550                     --
    Roll-Up Death Benefit ......................................                     --                0.550                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.549                     --
    Enhanced Death Benefit 1.70% ...............................                  6,056                0.549                  3,323
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.548                     --
  MFS Research Portfolio
    Standard Death Benefit .....................................                182,592                0.559                102,120
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.637                     --
    Step-up Death Benefit 1.25% ................................                234,601                0.558                130,799
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.636                     --
    Roll-Up Death Benefit ......................................                     --                0.555                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.635                     --
    Enhanced Death Benefit 1.70% ...............................                 27,272                0.846                 23,072
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.844                     --
  Travelers Quality Bond Portfolio
    Standard Death Benefit .....................................                     --                1.060                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.058                     --
    Step-up Death Benefit 1.25% ................................                     --                1.059                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                1.057                     --
    Roll-Up Death Benefit ......................................                     --                1.058                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.056                     --
    Enhanced Death Benefit 1.70% ...............................                157,635                1.055                166,358
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                1.054                     --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit .....................................                  5,245                0.650                  3,407
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.662                     --
    Step-up Death Benefit 1.25% ................................                 48,694                0.649                 31,580
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.661                     --
    Roll-Up Death Benefit ......................................                     --                0.647                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.660                     --
    Enhanced Death Benefit 1.70% ...............................                 89,349                0.901                 80,544
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.899                     --
  Alliance Growth Portfolio
    Standard Death Benefit .....................................                255,773                0.512                131,053
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.556                     --
    Step-up Death Benefit 1.25% ................................                223,164                0.511                113,985
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.556                     --
    Roll-Up Death Benefit ......................................                 39,639                0.508                 20,151
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.554                     --
    Enhanced Death Benefit 1.70% ...............................                 83,170                0.749                 62,264
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.747                     --

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Travelers Series Fund Inc. (continued)
  MFS Total Return Portfolio
    Standard Death Benefit .....................................                695,684               $1.061               $738,431
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.910                     --
    Step-up Death Benefit 1.25% ................................              1,701,434                1.058              1,800,419
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.908                     --
    Roll-Up Death Benefit ......................................                     --                1.053                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.906                     --
    Enhanced Death Benefit 1.70% ...............................                458,806                1.005                461,067
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                1.002                     --
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit .....................................                573,856                0.870                499,279
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.606                     --
    Step-up Death Benefit 1.25% ................................              2,105,680                0.867              1,826,220
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.605                     --
    Roll-Up Death Benefit ......................................                 19,990                0.863                 17,255
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.604                     --
    Enhanced Death Benefit 1.70% ...............................                741,620                0.802                594,778
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.800                     --
  Smith Barney High Income Portfolio
    Standard Death Benefit .....................................                672,340                0.837                562,650
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.889                     --
    Step-up Death Benefit 1.25% ................................                277,042                0.834                231,121
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.887                     --
    Roll-Up Death Benefit ......................................                     --                0.830                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.885                     --
    Enhanced Death Benefit 1.70% ...............................                201,900                0.985                198,950
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.983                     --
  Smith Barney International All Cap Growth Portfolio
    Standard Death Benefit .....................................                 87,057                0.452                 39,369
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.606                     --
    Step-up Death Benefit 1.25% ................................                219,618                0.451                 99,004
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.605                     --
    Roll-Up Death Benefit ......................................                     --                0.449                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.604                     --
    Enhanced Death Benefit 1.70% ...............................                 11,018                0.853                  9,394
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.850                     --
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit .....................................                432,542                0.718                310,611
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.667                     --
    Step-up Death Benefit 1.25% ................................                426,697                0.716                305,461
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.666                     --
    Roll-Up Death Benefit ......................................                  9,361                0.713                  6,670
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.664                     --
    Enhanced Death Benefit 1.70% ...............................                170,168                0.806                137,178
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.804                     --

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit .....................................                599,697               $0.642               $384,987
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.684                     --
    Step-up Death Benefit 1.25% ................................                771,377                0.640                493,641
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.683                     --
    Roll-Up Death Benefit ......................................                 16,919                0.637                 10,776
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.682                     --
    Enhanced Death Benefit 1.70% ...............................                384,417                0.872                335,378
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.870                     --
  Smith Barney Mid Cap Core Portfolio
    Standard Death Benefit .....................................                225,995                0.967                218,603
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.740                     --
    Step-up Death Benefit 1.25% ................................                385,791                0.964                371,993
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.739                     --
    Roll-Up Death Benefit ......................................                 12,931                0.960                 12,410
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.737                     --
    Enhanced Death Benefit 1.70% ...............................                270,753                0.979                265,017
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.976                     --
  Smith Barney Money Market Portfolio
    Standard Death Benefit .....................................                524,727                1.077                565,335
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.004                     --
    Step-up Death Benefit 1.25% ................................              1,940,158                1.074              2,083,702
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                115,989                1.003                116,304
    Roll-Up Death Benefit ......................................                    949                1.069                  1,014
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.000                     --
    Enhanced Death Benefit 1.70% ...............................              2,395,570                0.995              2,382,886
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.992                     --
  Travelers Managed Income Portfolio
    Standard Death Benefit .....................................                510,149                1.125                573,922
    Standard Death Benefit E.S.P. 20 ...........................                     --                1.015                     --
    Step-up Death Benefit 1.25% ................................                566,904                1.121                635,778
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                1.013                     --
    Roll-Up Death Benefit ......................................                     --                1.116                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                1.011                     --
    Enhanced Death Benefit 1.70% ...............................                483,229                0.984                475,352
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.981                     --
  Van Kampen Enterprise Portfolio
    Standard Death Benefit .....................................                 37,188                0.523                 19,436
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.643                     --
    Step-up Death Benefit 1.25% ................................                 87,650                0.521                 45,665
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.642                     --
    Roll-Up Death Benefit ......................................                 16,759                0.519                  8,690
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.640                     --
    Enhanced Death Benefit 1.70% ...............................                     --                0.828                     --
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.826                     --

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                   NET
                                                                               UNITS                  VALUE                 ASSETS
                                                                           ------------               ------               --------

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Standard Death Benefit .....................................                     --               $0.769               $     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.768                     --
    Step-up Death Benefit 1.25% ................................                     --                0.768                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.767                     --
    Roll-Up Death Benefit ......................................                     --                0.767                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.766                     --
    Enhanced Death Benefit 1.70% ...............................                182,669                0.766                139,858
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.764                     --
  Emerging Growth Portfolio - Class I Shares
    Standard Death Benefit .....................................                196,991                0.537                105,847
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.563                     --
    Step-up Death Benefit 1.25% ................................                348,752                0.536                186,799
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.562                     --
    Roll-Up Death Benefit ......................................                  7,766                0.533                  4,140
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.561                     --
    Enhanced Death Benefit 1.70% ...............................                 28,027                0.752                 21,067
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.750                     --
  Enterprise Portfolio - Class II Shares
    Standard Death Benefit .....................................                     --                0.726                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.725                     --
    Step-up Death Benefit 1.25% ................................                     --                0.726                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.725                     --
    Roll-Up Death Benefit ......................................                     --                0.725                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.724                     --
    Enhanced Death Benefit 1.70% ...............................                  2,000                0.723                  1,446
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.722                     --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Standard Death Benefit .....................................                 46,293                0.694                 32,122
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.686                     --
    Step-up Death Benefit 1.25% ................................                 20,468                0.693                 14,179
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.685                     --
    Roll-Up Death Benefit ......................................                     --                0.691                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.683                     --
    Enhanced Death Benefit 1.70% ...............................                 36,890                0.887                 32,715
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.885                     --

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                           ACCUMULATION               UNIT                  NET
                                                                               UNITS                  VALUE                ASSETS
                                                                           ------------               ------            -----------

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Standard Death Benefit .....................................                 81,354               $0.811            $    65,955
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.842                     --
    Step-up Death Benefit 1.25% ................................                426,526                0.808                344,697
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.840                     --
    Roll-Up Death Benefit ......................................                  4,865                0.804                  3,913
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.838                     --
    Enhanced Death Benefit 1.70% ...............................                157,173                0.995                156,363
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.992                     --
  Contrafund(R) Portfolio - Service Class 2
    Standard Death Benefit .....................................                     --                0.870                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.869                     --
    Step-up Death Benefit 1.25% ................................                     --                0.870                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.868                     --
    Roll-Up Death Benefit ......................................                     --                0.869                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.867                     --
    Enhanced Death Benefit 1.70% ...............................                101,822                0.867                 88,252
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.865                     --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Standard Death Benefit .....................................                     --                0.867                     --
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.866                     --
    Step-up Death Benefit 1.25% ................................                     --                0.866                     --
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.865                     --
    Roll-Up Death Benefit ......................................                     --                0.865                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.864                     --
    Enhanced Death Benefit 1.70% ...............................                  1,000                0.863                    864
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.862                     --
  Mid Cap Portfolio - Service Class 2
    Standard Death Benefit .....................................                 62,979                0.857                 54,003
    Standard Death Benefit E.S.P. 20 ...........................                     --                0.856                     --
    Step-up Death Benefit 1.25% ................................                195,105                0.857                167,173
    Step-up Death Benefit 1.25% E.S.P. 20 ......................                     --                0.856                     --
    Roll-Up Death Benefit ......................................                     --                0.856                     --
    Roll-Up Death Benefit E.S.P. 20 ............................                     --                0.855                     --
    Enhanced Death Benefit 1.70% ...............................                289,347                0.854                247,072
    Enhanced Death Benefit 1.70% E.S.P. 20 .....................                     --                0.853                     --

Net Contract Owners' Equity ....................................                                                        $45,010,382
                                                                                                                        ===========

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                            ----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ----------    ----------    ----------    ----------

CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $6,002)                                                            105    $    4,661    $    6,086    $       71
                                                                            ----------    ----------    ----------    ----------

MONEY MARKET PORTFOLIO (1.1%)
    Total (Cost $501,051)                                                      501,051       501,051       802,251       301,200
                                                                            ----------    ----------    ----------    ----------

AIM VARIABLE INSURANCE FUNDS (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $108,724)                                                        5,074        82,301        68,338        61,501
                                                                            ----------    ----------    ----------    ----------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (1.7%)
  Growth & Income Portfolio - Class B (Cost $69,372)                             4,112        67,804        69,649           269
  Premier Growth Portfolio - Class B (Cost $1,235,696)                          39,921       690,237       101,600        78,312
                                                                            ----------    ----------    ----------    ----------
    Total (Cost $1,305,068)                                                     44,033       758,041       171,249        78,581
                                                                            ----------    ----------    ----------    ----------

AMERICAN FUNDS INSURANCE SERIES (13.9%)
  Global Growth Fund - Class 2 (Cost $1,174,208)                                78,573       889,442       387,253        46,883
  Growth Fund - Class 2 (Cost $2,805,191)                                       60,451     2,012,409     1,290,753       195,749
  Growth-Income Fund - Class 2 (Cost $3,990,770)                               131,580     3,357,914     1,951,083       252,207
                                                                            ----------    ----------    ----------    ----------
    Total (Cost $7,970,169)                                                    270,604     6,259,765     3,629,089       494,839
                                                                            ----------    ----------    ----------    ----------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Emerging Markets Portfolio
    Total (Cost $814)                                                              108           801        43,230        42,799
                                                                            ----------    ----------    ----------    ----------

DELAWARE VIP TRUST (0.2%)
  VIP REIT Series - Standard Class
    Total (Cost $104,199)                                                        8,983       105,376       104,450           249
                                                                            ----------    ----------    ----------    ----------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Appreciation Portfolio - Initial Shares (Cost $23,532)                           773        22,261        23,620            81
  Small Cap Portfolio - Initial Shares (Cost $11,320)                              362        10,284        11,388            60
                                                                            ----------    ----------    ----------    ----------
    Total (Cost $34,852)                                                         1,135        32,545        35,008           141
                                                                            ----------    ----------    ----------    ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.4%)
  Franklin Small Cap Fund - Class 2 (Cost $410,728)                             21,780       276,611       131,468        20,173
  Mutual Shares Securities Fund - Class 2 (Cost $188,996)                       15,569       187,140       209,824        20,624
  Templeton Foreign Securities Fund - Class 2 (Cost $721,510)                   60,594       570,794       356,821        93,501
  Templeton Growth Securities Fund - Class 2 (Cost $48,631)                      5,525        47,517        48,692            56
                                                                            ----------    ----------    ----------    ----------
    Total (Cost $1,369,865)                                                    103,468     1,082,062       746,805       134,354
                                                                            ----------    ----------    ----------    ----------

GREENWICH STREET SERIES FUND (10.6%)
  Appreciation Portfolio (Cost $1,878,921)                                      91,374     1,606,352     1,278,481       201,507
  Diversified Strategic Income Portfolio (Cost $1,233,501)                     133,382     1,159,091       555,503       114,875
  Equity Index Portfolio - Class II Shares (Cost $530,938)                      20,817       446,111       286,467        15,951
  Fundamental Value Portfolio (Cost $1,947,850)                                108,280     1,576,550     1,013,136       199,787
  Salomon Brothers Variable Emerging Growth Fund - Class I (Cost $3,444)           163         2,270         3,478            25
  Salomon Brothers Variable Growth & Income Fund - Class I (Cost $1,043)           227           800         1,053             8
                                                                            ----------    ----------    ----------    ----------
    Total (Cost $5,595,697)                                                    354,243     4,791,174     3,138,118       532,153
                                                                            ----------    ----------    ----------    ----------

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                               ----------------------------------------------------
                                                                                 NO. OF        MARKET        COST OF      PROCEEDS
                                                                                 SHARES        VALUE        PURCHASES    FROM SALES
                                                                               ----------    ----------    ----------    ----------

JANUS ASPEN SERIES (0.8%)
  Aggressive Growth Portfolio - Service Shares (Cost $462,349)                     14,370    $  224,454    $  112,808    $   55,021
  Balanced Portfolio - Service Shares (Cost $69,933)                                3,249        69,260        70,339           409
  Global Life Sciences Portfolio - Service Shares (Cost $1,732)                       265         1,446         1,750            16
  Global Technology Portfolio - Service Shares (Cost $48,527)                      19,018        45,834        48,644           112
  Worldwide Growth Portfolio - Service Shares (Cost $2,271)                           106         2,218        42,244        39,432
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $584,812)                                                          37,008       343,212       275,785        94,990
                                                                               ----------    ----------    ----------    ----------

PIMCO VARIABLE INSURANCE TRUST (15.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $6,814,444)                                                       672,000     6,874,565     6,333,797       182,207
                                                                               ----------    ----------    ----------    ----------

PUTNAM VARIABLE TRUST (1.4%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $152,311)            14,351       144,943       241,920        96,728
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $486,768)                 36,087       438,822       628,685       164,537
  Putnam VT Voyager II Fund - Class IB Shares (Cost $55,124)                       14,074        49,258        45,088           755
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $694,203)                                                          64,512       633,023       915,693       262,020
                                                                               ----------    ----------    ----------    ----------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (3.6%)
  Capital Fund - Class I (Cost $1,202,237)                                         87,256       982,501       863,191       139,571
  Investors Fund - Class I (Cost $627,685)                                         53,971       524,054       567,902        89,072
  Large Cap Growth Fund - Class I (Cost $13,682)                                    1,624        13,125        13,754            70
  Small Cap Growth Fund - Class I (Cost $172,583)                                  14,626       120,224        65,176         4,915
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $2,016,187)                                                       157,477     1,639,904     1,510,023       233,628
                                                                               ----------    ----------    ----------    ----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $25,218)                              3,336        23,521        22,160            91
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $39,210)           3,737        32,811        25,504        16,167
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $64,428)                                                            7,073        56,332        47,664        16,258
                                                                               ----------    ----------    ----------    ----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (2.7%)
  Multiple Discipline Portfolio - All Cap Growth and Value (Cost $268,851)         24,696       263,011       288,335        20,048
  Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (Cost $876,627)                                               83,090       865,799       878,797         2,177
  Multiple Discipline Portfolio - Global All Cap
    Growth and Value (Cost $31,565)                                                 2,881        31,056        31,580            15
  Multiple Discipline Portfolio - Large Cap Growth and Value (Cost $48,768)         4,430        47,535        48,825            57
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $1,225,811)                                                       115,097     1,207,401     1,247,537        22,297
                                                                               ----------    ----------    ----------    ----------

THE TRAVELERS SERIES TRUST (3.8%)
  Convertible Securities Portfolio (Cost $66,751)                                   6,890        66,624        66,935           187
  Disciplined Mid Cap Stock Portfolio (Cost $10,353)                                  761         9,972        10,468           107
  Equity Income Portfolio (Cost $755,011)                                          51,765       659,998       316,328         6,886
  Federated High Yield Portfolio (Cost $37,633)                                     4,792        35,320        37,836           199
  Federated Stock Portfolio (Cost $32,101)                                          2,554        30,801        32,229           120
  Large Cap Portfolio (Cost $320,405)                                              21,821       231,522       112,617        45,339
  Lazard International Stock Portfolio (Cost $6,709)                                  840         6,646        99,466        93,490
  MFS Emerging Growth Portfolio (Cost $531,259)                                    31,427       227,529        49,790        59,471
  MFS Mid Cap Growth Portfolio (Cost $3,833)                                          662         3,324         3,851            13
  MFS Research Portfolio (Cost $398,654)                                           39,268       256,030        86,160        40,637
  Travelers Quality Bond Portfolio (Cost $172,307)                                 15,085       166,392       172,784           475
                                                                               ----------    ----------    ----------    ----------
    Total (Cost $2,335,016)                                                       175,865     1,694,158       988,464       246,924
                                                                               ----------    ----------    ----------    ----------

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                          --------------------------------------------------------
                                                                             NO. OF        MARKET         COST OF        PROCEEDS
                                                                             SHARES        VALUE         PURCHASES      FROM SALES
                                                                          -----------    -----------    -----------    -----------

TRAVELERS SERIES FUND INC. (38.4%)
  AIM Capital Appreciation Portfolio (Cost $130,647)                           14,853    $   115,553    $   120,485    $     6,953
  Alliance Growth Portfolio (Cost $616,736)                                    26,911        327,505         90,397         49,147
  MFS Total Return Portfolio (Cost $3,419,504)                                210,998      3,000,391      1,654,365        219,803
  Smith Barney Aggressive Growth Portfolio (Cost $4,128,984)                  325,000      2,938,005      1,422,585        306,072
  Smith Barney High Income Portfolio (Cost $1,287,369)                        158,606        992,877        659,402         92,621
  Smith Barney International All Cap Growth Portfolio (Cost $256,605)          16,813        147,789         19,392         26,380
  Smith Barney Large Cap Value Portfolio (Cost $1,062,869)                     57,492        760,039        346,871        103,990
  Smith Barney Large Capitalization Growth Portfolio (Cost $1,700,445)        125,768      1,224,982        632,765        141,633
  Smith Barney Mid Cap Core Portfolio (Cost $1,049,908)                        86,991        868,166        472,539         57,617
  Smith Barney Money Market Portfolio (Cost $5,148,536)                     5,148,536      5,148,536      5,815,188      1,646,971
  Travelers Managed Income Portfolio (Cost $1,817,693)                        152,381      1,685,328      1,279,367        151,557
  Van Kampen Enterprise Portfolio (Cost $163,804)                               8,092         73,802          9,057          8,258
                                                                          -----------    -----------    -----------    -----------
    Total (Cost $20,783,100)                                                6,332,441     17,282,973     12,522,413      2,811,002
                                                                          -----------    -----------    -----------    -----------

VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
  Comstock Portfolio - Class II Shares (Cost $132,691)                         15,423        139,886        134,767          2,196
  Emerging Growth Portfolio - Class I Shares (Cost $647,278)                   16,653        317,902         76,345         83,951
  Enterprise Portfolio - Class II Shares (Cost $1,971)                            138          1,446          2,000             24
                                                                          -----------    -----------    -----------    -----------
    Total (Cost $781,940)                                                      32,214        459,234        213,112         86,171
                                                                          -----------    -----------    -----------    -----------

VARIABLE ANNUITY PORTFOLIOS (0.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $89,749)                                                       11,131         79,029         88,485         18,166
                                                                          -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
  Contrafund(R) Portfolio - Service Class (Cost $653,762)                      31,653        571,022        298,992         40,156
  Contrafund(R) Portfolio - Service Class 2 (Cost $88,431)                      4,918         88,270         88,612            183
                                                                          -----------    -----------    -----------    -----------
    Total (Cost $742,193)                                                      36,571        659,292        387,604         40,339
                                                                          -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND III (1.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $988)            154            864          1,001             11
  Mid Cap Portfolio - Service Class 2 (Cost $465,987)                          26,931        468,331        469,754          3,793
                                                                          -----------    -----------    -----------    -----------
    Total (Cost $466,975)                                                      27,085        469,195        470,755          3,804
                                                                          -----------    -----------    -----------    -----------

TOTAL INVESTMENTS (100%)
  (COST $53,595,299)                                                                     $45,016,095    $33,745,956    $ 5,663,694
                                                                                         ===========    ===========    ===========

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS

                                                YEAR            UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                                ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO      LOWEST TO
                                               DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)     HIGHEST (%)    HIGHEST (%)*
                                               ------  ------   -----------   -------  ----------   -------------    ------------

CAPITAL APPRECIATION FUND                        2002       6          0.777        5        1.68            1.85            (22.30)

MONEY MARKET PORTFOLIO                           2002     503          0.996      501        0.91            1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I        2002     132  0.609 - 0.782       82        0.32     1.30 - 1.85     (31.19) - 8.46
                                                 2001     131  0.885 - 0.886      116        0.32     1.30 - 1.40   (11.50) - (3.59)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Growth & Income Portfolio - Class B            2002      86  0.786 - 0.788       68        0.05     1.30 - 1.85     (21.30) - 5.21

  Premier Growth Portfolio - Class B             2002   1,339  0.511 - 0.803      690          --     1.30 - 1.85  (31.96) - (18.39)
                                                 2001   1,302  0.751 - 0.755      982          --     1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2                   2002   1,240  0.686 - 0.995      889        0.89     1.30 - 1.85  (16.03) - (12.26)
                                                 2001     829  0.817 - 0.821      680        0.74     1.30 - 1.55  (15.51) - (15.36)

  Growth Fund - Class 2                          2002   2,641  0.719 - 0.918    2,012        0.04     1.30 - 1.85  (25.85) - (25.41)
                                                 2001   1,479  0.967 - 1.238    1,438        0.45     1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2                   2002   3,708  0.896 - 0.916    3,357        1.16     1.30 - 1.85  (19.86) - (15.55)
                                                 2001   2,042  1.119 - 1.143    2,287        1.58     1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets Portfolio       2002       1          0.801        1        0.15            1.85            (19.90)
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class               2002     110          0.953      105          --            1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares        2002      28          0.799       22        3.15            1.85            (20.10)

  Small Cap Portfolio - Initial Shares           2002      14          0.752       10        0.04            1.85            (24.80)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2              2002     436  0.588 - 0.859      277        0.24     1.30 - 1.85  (29.67) - (24.45)
                                                 2001     293  0.836 - 0.837      245        0.39     1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund - Class 2        2002     222  0.842 - 0.845      187        0.14     1.30 - 1.85   (15.60) - (2.54)

  Templeton Foreign Securities Fund - Class 2    2002     762  0.710 - 0.907      571        1.45     1.30 - 1.85  (21.61) - (19.64)
                                                 2001     469  0.886 - 0.891      418        2.64     1.30 - 1.55  (17.27) - (17.04)

  Templeton Growth Securities Fund - Class 2     2002      60  0.789 - 0.791       48        0.66     1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND

  Appreciation Portfolio                         2002   1,945  0.789 - 0.920    1,606        1.78     1.30 - 1.85  (18.74) - (16.97)
                                                 2001     828  0.971 - 0.973      804        1.35     1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio         2002   1,090  1.041 - 1.068    1,159       10.41     1.30 - 1.85        3.07 - 3.49
                                                 2001     746  1.030 - 1.032      770        8.52     1.30 - 1.40        1.68 - 1.78

  Equity Index Portfolio - Class II Shares       2002     628  0.628 - 0.870      446        2.68     1.30 - 1.85   (23.60) - (9.75)
                                                 2001     293  0.822 - 0.826      241        0.75     1.30 - 1.55  (13.66) - (13.51)

  Fundamental Value Portfolio                    2002   1,755  0.889 - 0.906    1,576        1.31     1.30 - 1.85  (22.49) - (20.18)
                                                 2001     979  1.147 - 1.153    1,128        0.64     1.30 - 1.55    (6.75) - (6.56)

  Emerging Growth Fund - Class I                 2002       3          0.757        2          --            1.60            (24.30)

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                YEAR            UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                                ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO      LOWEST TO
                                               DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)     HIGHEST (%)    HIGHEST (%)*
                                               ------  ------   -----------   -------  ----------   -------------    ------------

GREENWICH STREET SERIES FUND (CONTINUED)
  Growth & Income Fund - Class I                 2002       1          0.799        1        0.57            1.60            (20.10)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares   2002     707  0.283 - 0.817      224          --     1.30 - 1.85  (29.25) - (21.06)
                                                 2001     620  0.400 - 0.402      249          --     1.30 - 1.55  (40.56) - (40.36)

  Balanced Portfolio - Service Shares            2002      76          0.912       69        5.56            1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                               2002       2          0.734        1          --            1.85            (26.60)

  Global Technology Portfolio - Service Shares   2002      73          0.624       46          --            1.85            (37.60)

  Worldwide Growth Portfolio - Service Shares    2002       3          0.739        2        0.56            1.85            (26.10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class  2002   6,244  1.074 - 1.134    6,873        4.08     1.30 - 1.85        3.67 - 7.59
                                                 2001     612  1.053 - 1.054      644        2.59     1.30 - 1.40        5.30 - 5.82
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                              2002     188  0.696 - 0.919      145        0.52     1.30 - 1.85  (19.17) - (18.76)
                                                 2001      15  0.857 - 0.858       13          --     1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2002     479  0.877 - 0.980      439        0.11     1.30 - 1.85  (25.02) - (19.28)
                                                 2001      32  1.088 - 1.089       35          --     1.30 - 1.40        3.13 - 8.80

  Putnam VT Voyager II Fund - Class IB Shares    2002      67  0.559 - 0.853       49          --     1.30 - 1.85   (30.65) - (5.22)
                                                 2001      13          0.806       11          --     1.30 - 1.40   (19.40) - (5.62)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                         2002   1,133  0.829 - 0.897      982        0.59     1.30 - 1.85  (26.44) - (25.99)
                                                 2001     423  1.127 - 1.212      512        1.50     1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                       2002     618  0.839 - 0.856      524        1.72     1.30 - 1.85  (24.14) - (20.89)
                                                 2001     146  1.106 - 1.108      162        2.73     1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I                2002      16  0.798 - 0.799       13          --     1.60 - 1.85   (20.10) - (3.97)

  Small Cap Growth Fund - Class I                2002     155  0.774 - 0.805      120          --     1.30 - 1.85  (35.61) - (30.48)
                                                 2001      91  1.202 - 1.204      109          --     1.30 - 1.40      (8.52) - 7.60
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2002      33  0.652 - 0.819       24        1.53     1.30 - 1.85     (27.07) - 3.02
                                                 2001       3          0.894        3          --     1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                         2002      43  0.646 - 0.861       33        0.04     1.30 - 1.85  (27.74) - (22.36)
                                                 2001      37          0.894       33          --     1.30 - 1.40   (10.60) - (3.35)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                         2002     248  1.060 - 1.062      263          --     1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value            2002     834  1.037 - 1.039      866          --     1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                     2002      29  1.073 - 1.075       31          --     1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                         2002      44  1.068 - 1.070       48          --     1.30 - 1.85      (2.82) - 7.00

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                YEAR            UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                                ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO      LOWEST TO
                                               DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)     HIGHEST (%)    HIGHEST (%)*
                                               ------  ------   -----------   -------  ----------   -------------    ------------

THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio               2002      71          0.936       67       20.01            1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio            2002      13          0.793       10        0.99            1.85            (20.70)

  Equity Income Portfolio                        2002     758  0.848 - 0.955      660        1.44     1.30 - 1.85  (15.28) - (12.86)
                                                 2001     432  1.001 - 1.006      434        1.59     1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio                 2002      36          0.991       35       59.35            1.85             (0.90)

  Federated Stock Portfolio                      2002      39          0.782       31        5.64            1.85            (21.80)

  Large Cap Portfolio                            2002     376  0.555 - 0.862      231        0.60     1.30 - 1.85  (23.97) - (15.24)
                                                 2001     309  0.730 - 0.734      226        0.54     1.30 - 1.55  (18.62) - (18.44)

  Lazard International Stock Portfolio           2002       8          0.843        7        3.17            1.85            (15.70)

  MFS Emerging Growth Portfolio                  2002     470  0.458 - 0.787      227          --     1.30 - 1.85   (35.31) - (3.08)
                                                 2001     508  0.708 - 0.712      361          --     1.30 - 1.55  (37.12) - (36.99)

  MFS Mid Cap Growth Portfolio                   2002       6          0.549        3          --            1.85            (45.10)

  MFS Research Portfolio                         2002     444  0.558 - 0.846      256        0.64     1.30 - 1.85   (26.16) - (7.84)
                                                 2001     392  0.755 - 0.757      296        0.05     1.30 - 1.40  (23.58) - (23.46)

  Travelers Quality Bond Portfolio               2002     158          1.055      166       17.10            1.85               5.50

TRAVELERS SERIES FUND INC.

  AIM Capital Appreciation Portfolio             2002     143  0.649 - 0.901      116          --     1.30 - 1.85  (24.88) - (17.79)
                                                 2001      21  0.864 - 0.865       18          --     1.30 - 1.40     (13.60) - 0.35

  Alliance Growth Portfolio                      2002     602  0.508 - 0.749      327        0.64     1.30 - 1.85  (34.62) - (25.91)
                                                 2001     566  0.777 - 0.782      442        0.17     1.30 - 1.55  (14.71) - (14.44)

  MFS Total Return Portfolio                     2002   2,856  1.005 - 1.061    3,000        7.04     1.30 - 1.85    (6.62) - (5.81)
                                                 2001   1,755  1.133 - 1.135    1,989        2.62     1.30 - 1.40    (1.39) - (1.30)

  Smith Barney Aggressive Growth Portfolio       2002   3,441  0.802 - 0.870    2,938          --     1.30 - 1.85  (33.88) - (33.54)
                                                 2001   2,280  1.213 - 1.309    2,977          --     1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio             2002   1,151  0.834 - 0.985      993       28.46     1.30 - 1.85    (5.29) - (4.45)
                                                 2001     785  0.874 - 0.876      688        9.24     1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                             2002     318  0.451 - 0.853      148        0.95     1.30 - 1.85   (26.74) - (8.38)
                                                 2001     342  0.615 - 0.617      210          --     1.30 - 1.40  (32.19) - (32.05)

  Smith Barney Large Cap Value Portfolio         2002   1,039  0.713 - 0.806      760        4.19     1.30 - 1.85  (26.49) - (23.38)
                                                 2001     829  0.970 - 0.975      808        1.40     1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                             2002   1,772  0.637 - 0.872    1,225        0.41     1.30 - 1.85  (25.93) - (22.90)
                                                 2001   1,265  0.860 - 0.865    1,092          --     1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio            2002     895  0.960 - 0.979      868        0.11     1.30 - 1.85  (20.33) - (17.87)
                                                 2001     512  1.205 - 1.211      619          --     1.30 - 1.55  (11.40) - (11.22)

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                YEAR            UNIT VALUE      NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                                ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO      LOWEST TO
                                               DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)     HIGHEST (%)    HIGHEST (%)*
                                               ------  ------   -----------   -------  ----------   -------------    ------------

TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Money Market Portfolio            2002   4,977  0.995 - 1.077    5,149        1.22     1.30 - 1.85    (0.40) - (0.09)
                                                 2001     915  1.006 - 1.078      981        3.25     1.30 - 1.60        2.19 - 2.37

  Travelers Managed Income Portfolio             2002   1,560  0.984 - 1.125    1,685       14.79     1.30 - 1.85        0.72 - 1.86
                                                 2001     622  1.113 - 1.115      693        3.75     1.30 - 1.40        5.29 - 5.30

  Van Kampen Enterprise Portfolio                2002     142  0.519 - 0.523       74        0.78     1.30 - 1.55  (30.43) - (30.27)
                                                 2001     140  0.746 - 0.750      105          --     1.30 - 1.55  (22.45) - (22.20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares           2002     183          0.766      140          --            1.85            (23.40)

  Emerging Growth Portfolio - Class I Shares     2002     582  0.533 - 0.752      318        0.34     1.30 - 1.85  (33.54) - (28.58)
                                                 2001     615  0.802 - 0.806      495        0.10     1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares         2002       2          0.723        1          --            1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2002     104  0.693 - 0.887       79          --     1.30 - 1.85  (26.67) - (19.44)
                                                 2001      26          0.945       24          --            1.40             (5.50)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class        2002     670  0.804 - 0.995      571        0.59     1.30 - 1.85  (13.78) - (10.58)
                                                 2001     399  0.902 - 0.907      362        0.54     1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service Class 2      2002     102          0.867       88          --            1.85            (13.30)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                            2002       1          0.863        1        0.17            1.85            (13.70)

  Mid Cap Portfolio - Service Class 2            2002     547  0.854 - 0.857      468          --     1.30 - 1.85     (14.60) - 4.77

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001

                                                    CAPITAL APPRECIATION FUND                 MONEY MARKET PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                      2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options               6,000                 --             806,649                   --
Accumulation units redeemed and
  transferred to other funding options .                  --                 --            (303,615)                  --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........               6,000                 --             503,034                   --
                                                  ==========          =========          ==========           ==========

                                                   AIM V.I. PREMIER EQUITY FUND -
                                                              SERIES I
                                                  -------------------------------
                                                      2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             130,613                   --
Accumulation units purchased and
  transferred from other funding options              86,763              130,613
Accumulation units redeemed and
  transferred to other funding options .             (85,796)                  --
                                                  ----------           ----------
Accumulation units end of year .........             131,580              130,613
                                                  ==========           ==========

                                                    GROWTH & INCOME PORTFOLIO -            PREMIER GROWTH PORTFOLIO -
                                                              CLASS B                                CLASS B
                                                  -----------------------------          -------------------------------
                                                      2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --           1,302,266              702,990
Accumulation units purchased and
  transferred from other funding options              86,245                 --             155,385              674,192
Accumulation units redeemed and
  transferred to other funding options .                  --                 --            (118,345)             (74,916)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              86,245                 --           1,339,306            1,302,266
                                                  ==========          =========          ==========           ==========

                                                   GLOBAL GROWTH FUND - CLASS 2
                                                 -------------------------------
                                                     2002                 2001
                                                 ----------           ----------

Accumulation units beginning of year ...            829,341              450,772
Accumulation units purchased and
  transferred from other funding options            464,929              396,858
Accumulation units redeemed and
  transferred to other funding options .            (53,916)             (18,289)
                                                 ----------           ----------
Accumulation units end of year .........          1,240,354              829,341
                                                 ==========           ==========

                                                       GROWTH FUND - CLASS 2               GROWTH-INCOME FUND - CLASS 2
                                                  -----------------------------          -------------------------------
                                                      2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...           1,479,331            405,928           2,042,384              335,511
Accumulation units purchased and
  transferred from other funding options           1,337,633          1,108,671           1,886,567            1,740,683
Accumulation units redeemed and
  transferred to other funding options .            (176,402)           (35,268)           (220,735)             (33,810)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........           2,640,562          1,479,331           3,708,216            2,042,384
                                                  ==========          =========          ==========           ==========

                                                   CREDIT SUISSE EMERGING MARKETS
                                                              PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...                  --                   --
Accumulation units purchased and
  transferred from other funding options              53,600                   --
Accumulation units redeemed and
  transferred to other funding options .             (52,600)                  --
                                                  ----------           ----------
Accumulation units end of year .........               1,000                   --
                                                  ==========           ==========

                                                                                         APPRECIATION PORTFOLIO - INITIAL
                                                VIP REIT SERIES - STANDARD CLASS                      SHARES
                                                --------------------------------         --------------------------------
                                                     2002                2001               2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options             110,616                 --              27,841                   --
Accumulation units redeemed and
  transferred to other funding options .                (121)                --                  --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             110,495                 --              27,841                   --
                                                  ==========          =========          ==========           ==========

                                                 SMALL CAP PORTFOLIO - INITIAL
                                                            SHARES
                                                -------------------------------
                                                   2002                 2001
                                                ----------           ----------

Accumulation units beginning of year ...                --                   --
Accumulation units purchased and
  transferred from other funding options            13,673                   --
Accumulation units redeemed and
  transferred to other funding options .                --                   --
                                                ----------           ----------
Accumulation units end of year .........            13,673                   --
                                                ==========           ==========

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                     FRANKLIN SMALL CAP FUND -           MUTUAL SHARES SECURITIES FUND -
                                                              CLASS 2                                CLASS 2
                                                  -----------------------------          -------------------------------
                                                     2002                2001               2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             293,234            185,820                  --                   --
Accumulation units purchased and
  transferred from other funding options             171,677            117,081             245,997                   --
Accumulation units redeemed and
  transferred to other funding options .             (28,641)            (9,667)            (24,228)                  --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             436,270            293,234             221,769                   --
                                                  ==========          =========          ==========           ==========

                                                   TEMPLETON FOREIGN SECURITIES
                                                          FUND - CLASS 2
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             469,300              140,342
Accumulation units purchased and
  transferred from other funding options             416,197              342,995
Accumulation units redeemed and
  transferred to other funding options .            (123,575)             (14,037)
                                                  ----------           ----------
Accumulation units end of year .........             761,922              469,300
                                                  ==========           ==========

                                                   TEMPLETON GROWTH SECURITIES
                                                          FUND - CLASS 2                      APPRECIATION PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002                2001               2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --             827,876              241,812
Accumulation units purchased and
  transferred from other funding options              60,188                 --           1,339,915              605,326
Accumulation units redeemed and
  transferred to other funding options .                  --                 --            (222,716)             (19,262)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              60,188                 --           1,945,075              827,876
                                                  ==========          =========          ==========           ==========

                                                    DIVERSIFIED STRATEGIC INCOME
                                                            PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             746,460              131,990
Accumulation units purchased and
  transferred from other funding options             418,587              646,737
Accumulation units redeemed and
  transferred to other funding options .             (75,211)             (32,267)
                                                  ----------           ----------
Accumulation units end of year .........           1,089,836              746,460
                                                  ==========           ==========

                                                EQUITY INDEX PORTFOLIO - CLASS II
                                                             SHARES                        FUNDAMENTAL VALUE PORTFOLIO
                                                ---------------------------------        -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             292,609             85,498             978,923              248,539
Accumulation units purchased and
  transferred from other funding options             381,351            211,953             955,475              741,698
Accumulation units redeemed and
  transferred to other funding options .             (46,303)            (4,842)           (179,384)             (11,314)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             627,657            292,609           1,755,014              978,923
                                                  ==========          =========          ==========           ==========

                                                 EMERGING GROWTH FUND - CLASS I
                                                -------------------------------
                                                   2002                 2001
                                                ----------           ----------

Accumulation units beginning of year ...                --                   --
Accumulation units purchased and
  transferred from other funding options             3,000                   --
Accumulation units redeemed and
  transferred to other funding options .                --                   --
                                                ----------           ----------
Accumulation units end of year .........             3,000                   --
                                                ==========           ==========

                                                                                          AGGRESSIVE GROWTH PORTFOLIO -
                                                  GROWTH & INCOME FUND - CLASS I                 SERVICE SHARES
                                                  ------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --             619,694              433,254
Accumulation units purchased and
  transferred from other funding options               1,000                 --             230,353              196,355
Accumulation units redeemed and
  transferred to other funding options .                  --                 --            (143,172)              (9,915)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........               1,000                 --             706,875              619,694
                                                  ==========          =========          ==========           ==========

                                                    BALANCED PORTFOLIO - SERVICE
                                                              SHARES
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...                  --                   --
Accumulation units purchased and
  transferred from other funding options              76,468                   --
Accumulation units redeemed and
  transferred to other funding options .                (537)                  --
                                                  ----------           ----------
Accumulation units end of year .........              75,931                   --
                                                  ==========           ==========

                                      -80-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                GLOBAL LIFE SCIENCES PORTFOLIO -          GLOBAL TECHNOLOGY PORTFOLIO -
                                                         SERVICE SHARES                          SERVICE SHARES
                                                --------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options               1,969                 --              73,481                   --
Accumulation units redeemed and
  transferred to other funding options .                  --                 --                  --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........               1,969                 --              73,481                   --
                                                  ==========          =========          ==========           ==========

                                                  WORLDWIDE GROWTH PORTFOLIO -
                                                        SERVICE SHARES
                                                -------------------------------
                                                   2002                 2001
                                                ----------           ----------

Accumulation units beginning of year ...                --                   --
Accumulation units purchased and
  transferred from other funding options            54,652                   --
Accumulation units redeemed and
  transferred to other funding options .           (51,652)                  --
                                                ----------           ----------
Accumulation units end of year .........             3,000                   --
                                                ==========           ==========

                                                     TOTAL RETURN PORTFOLIO -             PUTNAM VT INTERNATIONAL GROWTH
                                                       ADMINISTRATIVE CLASS                   FUND - CLASS IB SHARES
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             611,888                 --              15,201                   --
Accumulation units purchased and
  transferred from other funding options           5,857,929            612,233             276,208               15,217
Accumulation units redeemed and
  transferred to other funding options .            (225,366)              (345)           (103,662)                 (16)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........           6,244,451            611,888             187,747               15,201
                                                  ==========          =========          ==========           ==========

                                                     PUTNAM VT SMALL CAP VALUE
                                                       FUND - CLASS IB SHARES
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...              31,766                   --
Accumulation units purchased and
  transferred from other funding options             606,173               32,270
Accumulation units redeemed and
  transferred to other funding options .            (159,227)                (504)
                                                  ----------           ----------
Accumulation units end of year .........             478,712               31,766
                                                  ==========           ==========

                                                   PUTNAM VT VOYAGER II FUND -
                                                         CLASS IB SHARES                     CAPITAL FUND - CLASS I
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...              13,426                 --             423,344               78,977
Accumulation units purchased and
  transferred from other funding options              54,534             13,426             907,090              350,771
Accumulation units redeemed and
  transferred to other funding options .                (861)                --            (197,555)              (6,404)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              67,099             13,426           1,132,879              423,344
                                                  ==========          =========          ==========           ==========

                                                      INVESTORS FUND - CLASS I
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             146,493                   --
Accumulation units purchased and
  transferred from other funding options             559,097              170,877
Accumulation units redeemed and
  transferred to other funding options .             (87,930)             (24,384)
                                                  ----------           ----------
Accumulation units end of year .........             617,660              146,493
                                                  ==========           ==========

                                                 LARGE CAP GROWTH FUND - CLASS I         SMALL CAP GROWTH FUND - CLASS I
                                                 -------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --              90,681                6,517
Accumulation units purchased and
  transferred from other funding options              16,441                 --              67,100               95,371
Accumulation units redeemed and
  transferred to other funding options .                  --                 --              (3,242)             (11,207)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              16,441                 --             154,539               90,681
                                                  ==========          =========          ==========           ==========

                                                   SMITH BARNEY LARGE CAP CORE
                                                             PORTFOLIO
                                                 -------------------------------
                                                    2002                 2001
                                                 ----------           ----------

Accumulation units beginning of year ...              3,370                   --
Accumulation units purchased and
  transferred from other funding options             29,328                4,119
Accumulation units redeemed and
  transferred to other funding options .                 (7)                (749)
                                                 ----------           ----------
Accumulation units end of year .........             32,691                3,370
                                                 ==========           ==========

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                 SMITH BARNEY PREMIER SELECTIONS       MULTIPLE DISCIPLINE PORTFOLIO - ALL
                                                     ALL CAP GROWTH PORTFOLIO                  CAP GROWTH AND VALUE
                                                 -------------------------------       -----------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...              36,621                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options              27,109             36,621             249,608                   --
Accumulation units redeemed and
  transferred to other funding options .             (21,128)                --              (1,582)                  --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              42,602             36,621             248,026                   --
                                                  ==========          =========          ==========           ==========

                                                 MULTIPLE DISCIPLINE PORTFOLIO -
                                                   BALANCED ALL CAP GROWTH AND
                                                              VALUE
                                                 -------------------------------
                                                    2002                 2001
                                                 ----------           ----------

Accumulation units beginning of year ...                 --                   --
Accumulation units purchased and
  transferred from other funding options            835,879                   --
Accumulation units redeemed and
  transferred to other funding options .             (1,902)                  --
                                                 ----------           ----------
Accumulation units end of year .........            833,977                   --
                                                 ==========           ==========

                                                 MULTIPLE DISCIPLINE PORTFOLIO -         MULTIPLE DISCIPLINE PORTFOLIO -
                                                 GLOBAL ALL CAP GROWTH AND VALUE           LARGE CAP GROWTH AND VALUE
                                                 -------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options              28,934                 --              44,496                   --
Accumulation units redeemed and
  transferred to other funding options .                  --                 --                  --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              28,934                 --              44,496                   --
                                                  ==========          =========          ==========           ==========

                                                 CONVERTIBLE SECURITIES PORTFOLIO
                                                 --------------------------------
                                                    2002                 2001
                                                 ----------           ----------

Accumulation units beginning of year ...                 --                   --
Accumulation units purchased and
  transferred from other funding options             71,447                   --
Accumulation units redeemed and
  transferred to other funding options .               (288)                  --
                                                 ----------           ----------
Accumulation units end of year .........             71,159                   --
                                                 ==========           ==========

                                                     DISCIPLINED MID CAP STOCK             DISCIPLINED SMALL CAP STOCK
                                                            PORTFOLIO                              PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                4,836
Accumulation units purchased and
  transferred from other funding options              12,648                 --                  --               63,163
Accumulation units redeemed and
  transferred to other funding options .                 (80)                --                  --              (67,999)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              12,568                 --                  --                   --
                                                  ==========          =========          ==========           ==========

                                                       EQUITY INCOME PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             431,998               70,727
Accumulation units purchased and
  transferred from other funding options             326,981              379,519
Accumulation units redeemed and
  transferred to other funding options .                (942)             (18,248)
                                                  ----------           ----------
Accumulation units end of year .........             758,037              431,998
                                                  ==========           ==========

                                                  FEDERATED HIGH YIELD PORTFOLIO            FEDERATED STOCK PORTFOLIO
                                                  ------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options              35,901                 --              39,368                   --
Accumulation units redeemed and
  transferred to other funding options .                (282)                --                  --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........              35,619                 --              39,368                   --
                                                  ==========          =========          ==========           ==========

                                                         LARGE CAP PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             308,756              155,150
Accumulation units purchased and
  transferred from other funding options             146,531              218,318
Accumulation units redeemed and
  transferred to other funding options .             (79,459)             (64,712)
                                                  ----------           ----------
Accumulation units end of year .........             375,828              308,756
                                                  ==========           ==========

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   LAZARD INTERNATIONAL STOCK
                                                           PORTFOLIO                      MFS EMERGING GROWTH PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --             507,854              302,549
Accumulation units purchased and
  transferred from other funding options             117,064                 --              72,426              217,357
Accumulation units redeemed and
  transferred to other funding options .            (109,180)                --            (110,041)             (12,052)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........               7,884                 --             470,239              507,854
                                                  ==========          =========          ==========           ==========

                                                    MFS MID CAP GROWTH PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...                  --                   --
Accumulation units purchased and
  transferred from other funding options               6,056                   --
Accumulation units redeemed and
  transferred to other funding options .                  --                   --
                                                  ----------           ----------
Accumulation units end of year .........               6,056                   --
                                                  ==========           ==========

                                                      MFS RESEARCH PORTFOLIO             TRAVELERS QUALITY BOND PORTFOLIO
                                                  -----------------------------          --------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             391,948            194,833                  --                   --
Accumulation units purchased and
  transferred from other funding options             131,722            231,396             157,911                   --
Accumulation units redeemed and
  transferred to other funding options .             (79,205)           (34,281)               (276)                  --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             444,465            391,948             157,635                   --
                                                  ==========          =========          ==========           ==========

                                                      AIM CAPITAL APPRECIATION
                                                             PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...              20,738                   --
Accumulation units purchased and
  transferred from other funding options             129,666               20,801
Accumulation units redeemed and
  transferred to other funding options .              (7,116)                 (63)
                                                  ----------           ----------
Accumulation units end of year .........             143,288               20,738
                                                  ==========           ==========

                                                    ALLIANCE GROWTH PORTFOLIO               MFS TOTAL RETURN PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             566,430            741,406           1,754,720              349,395
Accumulation units purchased and
  transferred from other funding options             125,606            226,148           1,300,809            1,438,179
Accumulation units redeemed and
  transferred to other funding options .             (90,290)          (401,124)           (199,605)             (32,854)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             601,746            566,430           2,855,924            1,754,720
                                                  ==========          =========          ==========           ==========

                                                   SMITH BARNEY AGGRESSIVE GROWTH
                                                             PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...           2,279,672            1,032,152
Accumulation units purchased and
  transferred from other funding options           1,482,160            1,387,993
Accumulation units redeemed and
  transferred to other funding options .            (320,686)            (140,473)
                                                  ----------           ----------
Accumulation units end of year .........           3,441,146            2,279,672
                                                  ==========           ==========

                                                     SMITH BARNEY HIGH INCOME             SMITH BARNEY INTERNATIONAL ALL
                                                             PORTFOLIO                        CAP GROWTH PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             785,261            210,788             341,738              142,989
Accumulation units purchased and
  transferred from other funding options             476,829            589,155              26,099              211,846
Accumulation units redeemed and
  transferred to other funding options .            (110,808)           (14,682)            (50,144)             (13,097)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........           1,151,282            785,261             317,693              341,738
                                                  ==========          =========          ==========           ==========

                                                    SMITH BARNEY LARGE CAP VALUE
                                                             PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...             829,429              499,958
Accumulation units purchased and
  transferred from other funding options             335,757              441,143
Accumulation units redeemed and
  transferred to other funding options .            (126,418)            (111,672)
                                                  ----------           ----------
Accumulation units end of year .........           1,038,768              829,429
                                                  ==========           ==========

                                      -83-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                        SMITH BARNEY LARGE                  SMITH BARNEY MID CAP CORE
                                                 CAPITALIZATION GROWTH PORTFOLIO                    PORTFOLIO
                                                 -------------------------------         -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...           1,264,988            608,610             511,754              187,026
Accumulation units purchased and
  transferred from other funding options             694,667            701,826             439,426              381,707
Accumulation units redeemed and
  transferred to other funding options .            (187,245)           (45,448)            (55,710)             (56,979)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........           1,772,410          1,264,988             895,470              511,754
                                                  ==========          =========          ==========           ==========

                                                    SMITH BARNEY MONEY MARKET
                                                             PORTFOLIO
                                                 -------------------------------
                                                    2002                 2001
                                                 ----------           ----------

Accumulation units beginning of year ...            915,325              575,990
Accumulation units purchased and
  transferred from other funding options          6,399,053              878,080
Accumulation units redeemed and
  transferred to other funding options .         (2,336,985)            (538,745)
                                                 ----------           ----------
Accumulation units end of year .........          4,977,393              915,325
                                                 ==========           ==========

                                                     TRAVELERS MANAGED INCOME
                                                             PORTFOLIO                   VAN KAMPEN ENTERPRISE PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             622,435            166,663             139,668              132,943
Accumulation units purchased and
  transferred from other funding options           1,105,669            550,434              16,467               39,466
Accumulation units redeemed and
  transferred to other funding options .            (167,822)           (94,662)            (14,538)             (32,741)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........           1,560,282            622,435             141,597              139,668
                                                  ==========          =========          ==========           ==========

                                                   COMSTOCK PORTFOLIO - CLASS II
                                                              SHARES
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...                  --                   --
Accumulation units purchased and
  transferred from other funding options             182,669                   --
Accumulation units redeemed and
  transferred to other funding options .                  --                   --
                                                  ----------           ----------
Accumulation units end of year .........             182,669                   --
                                                  ==========           ==========

                                                   EMERGING GROWTH PORTFOLIO -           ENTERPRISE PORTFOLIO - CLASS II
                                                         CLASS I SHARES                              SHARES
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             615,290            397,174                  --                   --
Accumulation units purchased and
  transferred from other funding options             108,632            280,765               2,000                   --
Accumulation units redeemed and
  transferred to other funding options .            (142,386)           (62,649)                 --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             581,536            615,290               2,000                   --
                                                  ==========          =========          ==========           ==========

                                                   SMITH BARNEY SMALL CAP GROWTH
                                                      OPPORTUNITIES PORTFOLIO
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...              25,867                   --
Accumulation units purchased and
  transferred from other funding options             101,462               25,868
Accumulation units redeemed and
  transferred to other funding options .             (23,678)                  (1)
                                                  ----------           ----------
Accumulation units end of year .........             103,651               25,867
                                                  ==========           ==========

                                                CONTRAFUND(R) PORTFOLIO - SERVICE       CONTRAFUND(R) PORTFOLIO - SERVICE
                                                              CLASS                                 CLASS 2
                                                ---------------------------------       ---------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...             399,477            198,337                  --                   --
Accumulation units purchased and
  transferred from other funding options             313,600            243,980             101,822                   --
Accumulation units redeemed and
  transferred to other funding options .             (43,159)           (42,840)                 --                   --
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             669,918            399,477             101,822                   --
                                                  ==========          =========          ==========           ==========

                                                  DYNAMIC CAPITAL APPRECIATION
                                                  PORTFOLIO - SERVICE CLASS 2
                                                -------------------------------
                                                   2002                 2001
                                                ----------           ----------

Accumulation units beginning of year ...                --                   --
Accumulation units purchased and
  transferred from other funding options             1,000                   --
Accumulation units redeemed and
  transferred to other funding options .                --                   --
                                                ----------           ----------
Accumulation units end of year .........             1,000                   --
                                                ==========           ==========

                                      -84-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT NINE FOR THE YEARS
      ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   MID CAP PORTFOLIO - SERVICE
                                                             CLASS 2                        STRATEGIC STOCK PORTFOLIO
                                                  -----------------------------          -------------------------------
                                                     2002               2001                2002                 2001
                                                  ----------          ---------          ----------           ----------

Accumulation units beginning of year ...                  --                 --                  --                   --
Accumulation units purchased and
  transferred from other funding options             550,858                 --                  --                8,313
Accumulation units redeemed and
  transferred to other funding options .              (3,427)                --                  --               (8,313)
                                                  ----------          ---------          ----------           ----------
Accumulation units end of year .........             547,431                 --                  --                   --
                                                  ==========          =========          ==========           ==========

                                                              COMBINED
                                                  -------------------------------
                                                     2002                 2001
                                                  ----------           ----------

Accumulation units beginning of year ...          24,098,169            9,419,476
Accumulation units purchased and
  transferred from other funding options          34,038,443           16,779,524
Accumulation units redeemed and
  transferred to other funding options .          (6,969,181)          (2,100,831)
                                                  ----------           ----------
Accumulation units end of year .........          51,167,431           24,098,169
                                                  ==========           ==========

                                      -85-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
    Owners of Variable Annuity Contracts of The Travelers Separate
    Account Nine for Variable Annuities:

We have audited the accompanying statements of assets and liabilities of The
Travelers Separate Account Nine for Variable Annuities as of December 31, 2002,
and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Travelers Separate Account Nine for Variable Annuities as of December 31, 2002,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -86-

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Nine for Variable
Annuities or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Nine for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses of the
underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

SEPNINE  (Annual)  (12-02)  Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103

Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed June 30, 1999.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, filed on September 29, 1999.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b)	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

Exhibit Number	Description
9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed June 30, 1999.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized.. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed October 1, 2001.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective amendment No. 1 to the Registration Statement on Form N-4 filed April 13, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82009, filed April 17, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 65926, filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 1,301 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen A. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager and Vice President

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	Ernest J. Wright	Assistant Secretary

	Alison K . George	Chief Compliance Officer

	John J. Williams, Jr.	Director, Assistant Compliance Officer

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Insurance Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 25th day of April, 2003.

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By: *	GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 25th day of April, 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10	Consent of KPMG LLP, Independent Auditors.	Electronically